As filed with the Securities and Exchange Commission on June 28, 2013

1933 Act File No. 333-188673

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-1300

(Registrant’s Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ. 1000 CONTINENTAL DRIVE, SUITE 400 KING OF PRUSSIA, PENNSYLVANIA 19406 (NAME AND ADDRESS OF AGENT FOR SERVICE)	BARBARA A. NUGENT, ESQ. STRADLEY RONON STEVENS & YOUNG, LLP 2005 MARKET STREET, SUITE 2600 PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide Geneva Mid Cap Growth Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide Geneva Small Cap Growth Fund, a series of the Registrant

Class A, Class C, Institutional Service Class and Class M shares of beneficial interest, without par value, of Nationwide Bailard Technology & Science Fund, a series of the Registrant

Class A, Class C, Institutional Service Class and Class U shares of beneficial interest, without par value, of Nationwide HighMark Value Fund, a series of the Registrant

Class A, Class C, Institutional Service Class and Class M shares of beneficial interest, without par value, of Nationwide Bailard Cognitive Value Fund, a series of the Registrant

Class A, Class C, Institutional Service Class and Class M shares of beneficial interest, without par value, of Nationwide Bailard International Equities Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide Ziegler NYSE Arca Tech 100 Index Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark Large Cap Core Equity Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark Small Cap Core Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark Large Cap Growth Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark Balanced Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide Ziegler Equity Income Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark Bond Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark Short Term Bond Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark California Intermediate Tax Free Bond Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide HighMark National Intermediate Tax Free Bond Fund, a series of the Registrant

Class A, Class C and Institutional Service Class shares of beneficial interest, without par value, of Nationwide Ziegler Wisconsin Tax Exempt Fund, a series of the Registrant

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

HIGHMARK FUNDS

350 California Street, Suite 1600

San Francisco, California 94104

1-(800) 433-6884

www.highmarkfunds.com

June 28, 2013

Dear Shareholder,

I am writing to let you know that a joint special meeting of shareholders relating to the funds listed below (each, a “Target Fund” and together, the “Target Funds”), each a series of HighMark Funds (the “HighMark Trust”) will be held on August 28, 2013 at 1:00 p.m. Pacific Time, at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, California 94104 (the “Meeting”). The purpose of the Meeting is for shareholders of each Target Fund to vote on a proposal to reorganize each Target Fund held by such shareholders into a newly-organized corresponding series and share classes of Nationwide Mutual Funds (the “NMF Trust”) (as detailed below) (each corresponding series, an “Acquiring Fund” and together, the “Acquiring Funds”). If the proposal is approved, Target Fund shareholders will be issued shares of the corresponding Acquiring Fund (“Acquiring Fund Shares”) as shown in the table below.

Target Funds	Acquiring Funds
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

HighMark Value Fund	Nationwide HighMark Value Fund
Class A and Class B Class C Fiduciary Class Class U	Class A Class C Institutional Service Class Class U

HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

Target Funds	Acquiring Funds
HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Balanced Fund	Nationwide HighMark Balanced Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Bond Fund	Nationwide HighMark Bond Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Wisconsin Tax-Exempt Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

If you are a shareholder of record of a Target Fund as of the regular close of business of the New York Stock Exchange on June 24, 2013 after taking into account redemptions made on that day, you will have the opportunity to vote on the proposal with respect to such Target Fund. This package contains a notice of the Meeting, information about the proposal and the materials to use when casting your vote.

HighMark Capital Management, Inc. (“HCM”), the Target Funds’ investment adviser, and the Board of Trustees of the HighMark Trust (“HighMark Board” or “HighMark Trustees”) believe that reorganizing each Target Fund into a corresponding Acquiring Fund will be beneficial to each Target Fund and its shareholders. Each Target Fund is substantially similar to the corresponding Acquiring Fund, which is a newly created “shell” fund (i.e., currently without assets and liabilities) within the NMF Trust that will acquire the assets and liabilities of the corresponding Target Fund. If the reorganization of a Target Fund is approved, either HCM or, if such Target Fund currently has a subadviser, such subadviser will serve as the subadviser of the corresponding Acquiring Fund, and the current portfolio manager(s) of each Target Fund will also serve as the portfolio manager(s) of the corresponding Acquiring Fund, subject to the supervision of Nationwide Fund Advisors, the investment adviser to the Acquiring Funds, and the Board of Trustees of the NMF Trust (“NMF Board”). HCM does not expect that the proposed reorganizations will result in a change in the level or quality of services shareholders of the Acquiring Funds will receive compared to the services currently received as shareholders of the Target Funds. The proposed reorganizations have been carefully reviewed and approved by the HighMark Board and the NMF Board. The HighMark Trustees recommend that you vote “FOR” the proposed reorganizations.

More information on the specific details of and reasons for the reorganizations are contained in the enclosed Combined Proxy Statement/Prospectus. Please read the enclosed materials carefully and cast your vote on the Proxy Card(s). Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

If you have any questions before you vote, please call the HighMark Trust toll-free at 1-800-433-6884. Thank you for your participation in this important initiative.

Sincerely,

Dennis Mooradian
President
HighMark Funds

A Proxy Card(s) covering your Fund(s) is enclosed along with the Combined Proxy Statement/Prospectus.

VOTING IS QUICK AND EASY. YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

To secure the largest possible representation at the Meeting, please vote by proxy via the Internet or by telephone, or mark, sign and return your Proxy Card(s). If you sign, date and return the Proxy Card(s) but give no voting instructions, your shares will be voted “FOR” the proposal indicated on the card. You may revoke your proxy at any time at or before the Meeting.

Please vote your shares today.

You may vote by:

•	Internet: you may vote over the Internet by following the instructions on the enclosed Proxy Card.

•	Telephone: please have the Proxy Card available, call the number on the enclosed card and follow the instructions.

•	Mail: sign and return the enclosed Proxy Card in the prepaid envelope provided if you have received this Combined Proxy Statement/Prospectus by mail.

If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote.

THE BOARD OF TRUSTEES OF THE HIGHMARK TRUST RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

INSTRUCTIONS FOR SIGNING PROXY CARD(S)

The following general guidelines for signing Proxy Cards may be of assistance to you and will help avoid the time and expense involved in validating your vote if you fail to sign your Proxy Card properly.

Individual accounts: Sign your name exactly as it appears in the registration on the Proxy Card(s).

Joint accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the Proxy Card(s).

All other accounts: The capacity of the individual signing the Proxy Card(s) should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp., Profit Sharing Plan	John Doe, Trustee

Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/18/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

HIGHMARK FUNDS

350 California Street, Suite 1600,

San Francisco, California 94104

1-(800) 433-6884

www.highmarkfunds.com

HighMark Geneva Mid Cap Growth Fund

HighMark Geneva Small Cap Growth Fund

HighMark Enhanced Growth Fund

HighMark Value Fund

HighMark Cognitive Value Fund

HighMark International Opportunities Fund

HighMark NYSE Arca Tech 100 Index Fund

HighMark Large Cap Core Equity Fund

HighMark Small Cap Core Fund

HighMark Large Cap Growth Fund

HighMark Balanced Fund

HighMark Equity Income Fund

HighMark Bond Fund

HighMark Short Term Bond Fund

HighMark California Intermediate Tax-Free Bond Fund

HighMark National Intermediate Tax-Free Bond Fund

HighMark Wisconsin Tax-Exempt Fund

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON AUGUST 28, 2013

To the shareholders of the above listed funds, each a series of HighMark Funds, a Massachusetts business trust (the “HighMark Trust”):

NOTICE IS HEREBY GIVEN that the HighMark Trust will hold a Joint Special Meeting of Shareholders (the “Meeting”) for the series listed above (each, a “Target Fund” and together, the “Target Funds”) on August 28, 2013 at 1:00 p.m. Pacific Time, at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, California 94104. The purpose of the Meeting is to consider and act upon the following proposal:

1.	With respect to shareholders of each Target Fund to approve an Agreement and Plan of Reorganization (the “Plan”), as it relates to such Target Fund providing for: (i) transfer of substantially all of the assets, property and goodwill of such Target Fund to its corresponding series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Nationwide Mutual Funds, a Delaware statutory trust (the “NMF Trust”), in exchange for shares of the designated classes of such corresponding Acquiring Fund; (ii) the assumption by such corresponding Acquiring Fund of all such Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of such corresponding Acquiring Fund to the shareholders of such Target Fund; and (iv) the termination, dissolution and complete liquidation of such Target Fund as soon as practicable after the closing (the “Proposal”).

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

- i -

A copy of the form of the Plan, which more completely describes the transaction proposed, is attached as Appendix A to the enclosed Combined Proxy Statement/Prospectus. It is not anticipated that any matters other than the approval of the Proposal will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the enclosed Combined Proxy Statement/Prospectus.

Shareholders of record of each Target Fund at the regular close of business of the New York Stock Exchange on June 24, 2013 are entitled to notice of, and to vote at, such Meeting and any adjournment(s) or postponement(s) thereof. Each share of each Target Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal.

The Board of Trustees of the HighMark Trust recommends that shareholders of each Target Fund vote “FOR” the Proposal.

By order of the Board of Trustees of HighMark Funds,

Helen Robichaud

Secretary of HighMark Funds

June 28, 2013

Your vote is important. To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card(s), sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card(s). Please vote your proxy regardless of the number of shares owned. You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the enclosed Combined Proxy Statement/Prospectus.

- ii -

COMBINED PROXY STATEMENT/PROSPECTUS

DATED JUNE 28, 2013

HIGHMARK FUNDS

350 California Street, Suite 1600,

San Francisco, California 94104

1-(800) 433-6884

www.highmarkfunds.com

NATIONWIDE MUTUAL FUNDS

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

1-800-848-0920

www.nationwide.com/mutualfunds

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) solicits proxies to be voted at a joint special meeting of the shareholders (the “Meeting”) of the funds listed below (each, a “Target Fund” and together, the “Target Funds”), each a series of HighMark Funds (the “HighMark Trust”), a Massachusetts business trust.

At the Meeting, shareholders of each Target Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganizations of each Target Fund into a corresponding series and share classes of Nationwide Mutual Funds, a Delaware statutory trust, (the “NMF Trust”) (as detailed below) (each corresponding series, an “Acquiring Fund” and together, the “Acquiring Funds”), as described more fully in the Plan (each, a “Reorganization” and together, the “Reorganizations”). The Target Funds and the Acquiring Funds may each be referred to herein as a “Fund” or may be collectively referred to herein as the “Funds.”

If a Reorganization is approved by a Target Fund’s shareholders, on the effective date of such Reorganization, such Target Fund shareholders will be issued shares of the corresponding class of the corresponding Acquiring Fund (“Acquiring Fund Shares”) as shown in the table below.

Target Funds	Acquiring Funds
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

HighMark Value Fund	Nationwide HighMark Value Fund
Class A and Class B Class C Fiduciary Class Class U	Class A Class C Institutional Service Class Class U

Target Funds	Acquiring Funds
HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Balanced Fund	Nationwide HighMark Balanced Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Bond Fund	Nationwide HighMark Bond Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

Target Funds	Acquiring Funds
HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Wisconsin Tax-Exempt Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

The Meeting will be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, California 94104, at 1:00 p.m. Pacific Time on August 28, 2013. The Board of Trustees of the HighMark Trust (“HighMark Board” or “HighMark Trustees”) is soliciting these proxies on behalf of each Target Fund. The HighMark Trustees believe that each Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. This Proxy Statement/Prospectus will first be sent to shareholders on or about July 15, 2013.

Each Fund is a registered, open-end management investment company (more commonly referred to as a “mutual fund”). If a Target Fund’s shareholders vote to approve the Plan, shareholders of such Target Fund will receive their pro rata portion of the Acquiring Fund Shares. After the Acquiring Fund Shares are distributed, such Target Fund will be liquidated and dissolved.

This Proxy Statement/Prospectus sets forth concisely the information about the Reorganizations and the Acquiring Funds that you should know before voting.

You should retain this Proxy Statement/Prospectus for future reference. Additional information about the Target Funds, the Acquiring Funds and the proposed Reorganizations can be found in the following documents, which have been filed with the U.S. Securities and Exchange Commission (“SEC”) and which are incorporated by reference into this Proxy Statement/Prospectus:

•

The prospectuses of the HighMark Trust on behalf of the Target Funds, dated December 1, 2012, as supplemented and amended to date (File No. 811-05059; previously filed on EDGAR and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-12-477394) (each, a “Target Fund Prospectus” and together, the “Target Fund Prospectuses”);

•

The prospectuses of the NMF Trust on behalf of the Acquiring Funds, dated June 17, 2013 (File No. 811-08495); previously filed on EDGAR, Accession No. 0001193125-13-274706), which are also enclosed herewith (each, an “Acquiring Fund Prospectus” and together, the “Acquiring Fund Prospectuses”); and

•	The statement of additional information (“SAI”) dated June 28, 2013 (File No. 333-188673), relating to this Proxy Statement/Prospectus.

You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling 1-800-433-6884 or by writing to HighMark Funds, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, California 94104.

You may obtain copies of the Target Fund Prospectuses, related SAI, or annual or semiannual reports of the HighMark Trust without charge by contacting the HighMark Trust at 1-800-433-6884; by visiting http://www.highmarkfunds.com/ or on EDGAR by visiting the SEC’s website at http://www.sec.gov.

The Acquiring Fund Prospectuses, which accompany this Proxy Statement/Prospectus, are intended to provide you with additional information about the Acquiring Funds. The Acquiring Funds are newly organized and currently have no assets or liabilities. The Acquiring Funds were created specifically for the purpose of acquiring the assets and liabilities of the Target Funds in connection with the Plan and will not commence operations until the Closing Date (as defined below) of the Reorganizations. The Acquiring Funds do not have any annual or semiannual reports to date because they have not yet commenced operations. You may obtain an additional copy of the Acquiring Fund Prospectuses or the related SAI without charge by contacting the NMF Trust at 1-800-848-0920.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF YOUR INVESTMENT.

TABLE OF CONTENTS

OVERVIEW	7

On what proposal am I being asked to vote?	7

What is the anticipated timing of the Reorganizations?	9

Why are the Reorganizations being proposed?	9

Will the portfolio management of the Target Funds change?	10

Who will bear the expenses associated with the Reorganizations?	10

What are the federal income tax consequences of each Reorganization?	11

Has the Board of the Target Funds approved the proposed Reorganizations?	11

How will the number of shares of an Acquiring Fund that I will receive be determined?	12

How do the fees of the Acquiring Funds compare to those of their corresponding Target Funds?	12

If I hold Target Fund Shares through Union Bank, N.A. or Union Banc Investment Services, LLC, does anything change for my account?	12

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with a Reorganization?	14

How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of the Target Funds?	14

Are the investment objectives and strategies of the Acquiring Funds similar to the investment objectives and strategies of the Target Funds?	14

Do the Fundamental and Non-Fundamental Investment Policies differ between the Target Funds and Acquiring Funds?	15

Do the principal risks associated with investments in the Target Funds differ from the principal risks associated with investments in the Acquiring Funds?	15

How many votes am I entitled to cast?	15

How do I vote my shares?	15

What are the quorum and approval requirements for the Reorganizations?	16

What if there are not enough votes to reach a quorum or to approve the Reorganizations by the scheduled Meeting date?	16

What happens if a Reorganization is not approved by a Target Fund’s shareholders?	16

COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUNDS	16

Comparison of Fee Tables	16

Expense Examples	53

Comparison of Investment Objectives, Principal Investment Strategies and Principal Risks	60

Comparison of Fundamental and Non-Fundamental Investment Policies	90

Comparison of Portfolio Turnover	92

Comparison of Fund Performance	92

Comparison of Investment Advisers and Other Service Providers	92

OVERVIEW

The following is a brief overview of the proposal to be voted upon at the Meeting scheduled for August 28, 2013. Your vote is important. Additional information is contained elsewhere in this Proxy Statement/Prospectus, as well as the Plan, the Target Fund Prospectuses, the Acquiring Fund Prospectuses, and the SAI for this Proxy Statement/Prospectus, all of which are incorporated herein by reference.

Shareholders should read the entire Proxy Statement/Prospectus, the Target Fund Prospectuses and the Acquiring Fund Prospectuses (which are included herewith) carefully for more complete information. If you need another copy of the Proxy Statement/Prospectus, please call the HighMark Trust at 1-800-433-6884 (toll-free).

On what proposal am I being asked to vote?

As a Target Fund shareholder, you are being asked to vote on the approval of an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for, with respect to each Target Fund and corresponding Acquiring Fund: (i) the transfer of substantially all of the assets, property and goodwill of a Target Fund to its corresponding Acquiring Fund, in exchange for shares of the designated classes of such corresponding Acquiring Fund; (ii) the assumption by such corresponding Acquiring Fund of all such Target Fund’s liabilities; (iii) the distribution of the shares of designated classes of such corresponding Acquiring Fund to the shareholders of such Target Fund; and (iv) the termination, dissolution and complete liquidation of such Target Fund as soon as practicable after the closing (the “Proposal”).

The Reorganization of each Target Fund into the Acquiring Fund is currently scheduled to take place as of the opening of business on September 16, 2013, or such other date and time as the parties may agree (the “Closing Date”). The Plan contemplates the Reorganization of each Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set forth below.

Target Funds	Acquiring Funds
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

HighMark Value Fund	Nationwide HighMark Value Fund
Class A and Class B Class C Fiduciary Class Class U	Class A Class C Institutional Service Class Class U

HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

Target Funds	Acquiring Funds
HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M

HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Balanced Fund	Nationwide HighMark Balanced Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Bond Fund	Nationwide HighMark Bond Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

Target Funds	Acquiring Funds
HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

HighMark Wisconsin Tax-Exempt Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

In general, Target Fund shareholders will receive a corresponding Acquiring Fund share class whose characteristics are comparable to their current Target Fund Share class. Class B Shares and Fiduciary Class Shares are not offered by the Acquiring Funds, and as a result, Target Fund Class B shareholders will receive Acquiring Fund Class A Shares and Target Fund Fiduciary Class shareholders will receive Acquiring Fund Institutional Service Class Shares.

Target Fund shareholders who do not wish to have their Target Fund shares (the “Target Fund Shares”) exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization after shareholders of such Target Fund have approved the Reorganization with respect to that Target Fund should redeem their shares prior to the completion of the Reorganization. If you redeem your shares, you generally will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them at redemption. If, instead, you receive Acquiring Fund Shares in exchange for your Target Fund Shares as part of a Reorganization, you generally will not recognize any taxable gain or loss on such exchange. For more information about the tax consequences of the Reorganization, please refer to the “Federal Income Tax Consequences of the Reorganizations” section below.

The Plan is subject to certain closing conditions and may be amended, modified, supplemented or terminated in accordance with its terms.

You should consult the Acquiring Fund Prospectuses for more information about the Acquiring Funds and the Target Fund Prospectuses for more information about the Target Funds, which have been incorporated by reference into this Proxy Statement/Prospectus. In addition, a copy of each Acquiring Fund Prospectus accompanies this Proxy Statement/Prospectus. For more information regarding shareholder approval of the Reorganizations, please refer to the “The Proposed Reorganizations” and “Voting Information” sections below. A form of the Plan is attached hereto as Appendix A to this Proxy Statement/Prospectus. For more information regarding the calculation of the number of Acquiring Fund Shares to be issued, please refer to the “How will the number of shares of an Acquiring Fund that I will receive be determined?” section below.

What is the anticipated timing of the Reorganizations?

The Meeting is scheduled to occur on August 28, 2013. If all necessary approvals are obtained, the proposed Reorganizations will likely take place in the third quarter of 2013, and are currently scheduled to take place upon the opening of business on September 16, 2013.

Why are the Reorganizations being proposed?

HighMark Capital Management, Inc. (“HCM”), the Target Funds’ investment adviser, and the HighMark Board believe that reorganizing the Target Funds into the Acquiring Funds will be beneficial to each Target Fund and its shareholders.

Each Acquiring Fund is a new series within the NMF Trust that was created specifically for the purpose of acquiring the assets and liabilities of its corresponding Target Fund. If the Reorganization of a Target Fund is approved, either HCM or, if such Target Fund currently has a subadviser, such subadviser will serve as the subadviser of the corresponding Acquiring Fund, and the current portfolio manager(s) of such Target Fund will also serve as the portfolio manager(s) of the Acquiring Fund, subject to the supervision of Nationwide Fund Advisors (“NF Advisors”), the investment adviser to the Acquiring Funds, and the Board of Trustees of the NMF Trust (the “NMF Board”). The HighMark Board does not expect that the proposed Reorganizations will result in a change in the level or quality of services shareholders of the Acquiring Funds will receive compared to the services currently received as shareholders of the Target Funds. In addition, the investment objective of each Target Fund is identical to the investment objective of its corresponding Acquiring Fund and the investment strategies and policies of each Target Fund and its corresponding Acquiring Fund are substantially similar. Further, Target Fund shareholders will benefit from a tax-free exchange of their Target Fund Shares for corresponding Acquiring Fund Shares. In addition, HCM and the HighMark Board believe that the Reorganizations will provide the Target Funds with access to the NMF Trust’s distribution platform, which could provide potential asset growth opportunities, greater efficiencies and economies of scale that could benefit each Target Fund and its shareholders. The proposed Reorganizations have been carefully reviewed and approved by the HighMark Board and the NMF Board. Separate from the Reorganizations, the HighMark Board has approved the reorganization or liquidation of each other series of HighMark Funds. These actions are in part a result of HCM’s desire to exit the sponsorship of mutual funds. The HighMark Trustees recommend that you vote “FOR” the proposed Reorganization(s).

Will the portfolio management of the Target Funds change?

As stated above, if a Reorganization with respect to a Target Fund is approved, either HCM or, if such Target Fund currently has a subadviser, such subadviser will serve as the subadviser of the corresponding Acquiring Fund, and the current portfolio manager(s) of each Target Fund will also serve as the portfolio manager(s) of the corresponding Acquiring Fund. NF Advisors will serve as investment adviser to each Acquiring Fund, will manage the investment of each Acquiring Fund’s assets and will supervise the daily business affairs of the Acquiring Funds, subject to the supervision of the NMF Board. NF Advisors also will evaluate and monitor the performance of HCM and the other Acquiring Funds’ subadvisers. The NMF Trust and NF Advisors have received an exemptive order from the SEC for a multi-manager structure (the “Manager of Managers Order”) that allows NF Advisors to hire, replace or terminate an unaffiliated subadviser, such as HCM, Bailard, Inc. (“Bailard”), Geneva Capital Management Ltd. (“Geneva Capital”) or Ziegler Lotsoff Capital Management, LLC (“ZLCM”), with the approval of the NMF Board but without the approval of shareholders. The Manager of Managers Order also allows NF Advisors to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the NMF Board but without shareholder approval. Although the Manager of Managers Order applies to the Acquiring Funds, neither NF Advisors nor the NMF Board has any current intention of replacing or terminating HCM, or the other Acquiring Funds’ subadvisers, as subadvisers to the Acquiring Funds in reliance on the Manager of Managers Order, but may recommend such action in the future consistent with its obligations to evaluate and monitor the Acquiring Funds’ subadviser(s).

Who will bear the expenses associated with the Reorganizations?

The costs of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each Target Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be allocated between HCM and NF Advisors. Neither the Target Funds nor the Acquiring Funds will bear any related costs of the Reorganizations. HCM and NF Advisors will pay for the costs of the Reorganizations whether or not the Reorganizations are consummated. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the HighMark Trust and the NMF Trust, HCM and NF Advisors and their affiliates, or, if necessary, a communications firm retained for this purpose.

In addition, in respect of acts or omissions occurring prior to the Closing Date, the HighMark Trust will provide certain trustees’ and officers’ liability insurance to the trustees of the HighMark Board and the HighMark Trust officers, the cost of which will be paid by HCM, and HCM will separately indemnify the independent trustees, provided that HCM will not indemnify the independent trustees for liability to which they would otherwise be subject by reason of their own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

On April 16, 2013, the HighMark Board terminated the trustee fee deferral plan available to the HighMark Trustees. Amounts deferred and not yet paid to the current and former trustees, including amounts accrued under the plan through the tracking of the performance of certain of the HighMark Trust’s funds, will be paid to the applicable current and former trustees on one or more dates that are later than 12 months following the termination of the plan and no later than 24 months following the termination of the plan. In connection therewith, HCM has agreed to pay to the applicable current and former trustees either (i) the difference between the amount the current and former trustees would have received had the amounts continued to track the performance of the HighMark Funds’ funds through the payment date of the deferred amounts, and the amounts actually paid to such current and former trustees following the termination of the plan or (ii) a fixed rate of return of 1% of the average amount owed to the current and former trustees under the plan between April 17, 2013 and one year and one day after the termination of the plan. HCM has also agreed to indemnify and hold harmless the applicable current and former trustees for all additional taxes, and related penalties and interest, that the applicable current and former trustees may be required to pay under Section 409A of the Internal Revenue Code of 1986, as amended, as a result of the termination of the plan and any accelerated payment of amounts deferred and accrued under the plan. For the avoidance of doubt, such additional taxes do not include normal or regular income taxes on these amounts.

What are the federal income tax consequences of each Reorganization?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. A tax-free reorganization for federal income tax purposes means that the shareholders of a Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in such Target Fund for shares in the corresponding Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations.

For more detailed information about the federal income tax consequences of the Reorganizations, please refer to the section titled “Federal Income Tax Consequences of the Reorganization” below.

Has the Board of the Target Funds approved the proposed Reorganizations?

The HighMark Board has approved the Reorganizations and the Plan and recommends that you vote “FOR” the proposed Reorganization(s). The HighMark Trustees believe that each proposed Reorganization is in the best interests of the respective Target Fund and its shareholders, and that the interests of each Target Fund’s shareholders will not be diluted as a result of the Reorganization relating to that Target Fund.

As described in more detail below, HCM and the HighMark Board have engaged in discussions regarding how to pursue the best interests of each Target Fund and its shareholders. HCM proposed that the HighMark Board approve the Reorganizations, in light of a number of factors, including, but not limited to, the opportunity to achieve asset growth through the NMF Trust’s distribution networks, which could provide economies of scale benefits to shareholders, the Target Funds’ and Acquiring Funds’ identical investment objectives and substantially similar principal investment strategies, and the expected continuation of subadvisory services from HCM and other Target Funds’ subadvisers, and the Target Funds’ portfolio manager(s). For information regarding the factors that were considered by the HighMark Trustees, please refer to the section below entitled “Board Considerations.”

How will the number of shares of an Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Acquiring Fund Shares of the appropriate class received by such Target Fund in the Reorganization. The number of Acquiring Fund Shares that a Target Fund’s shareholders will receive will be based on the relative net asset values (“NAVs”) of such Target Fund and the corresponding Acquiring Fund as of 4:00 p.m. Eastern time on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon by the HighMark Trust and the NMF Trust. Each Target Fund’s assets will be valued pursuant to the NMF Trust’s valuation procedures. HCM and NF Advisors expect that any change in the valuation of the Target Funds’ assets in connection with a Reorganization as a result of using the NMF Trust’s valuation procedures rather than the HighMark Trust’s valuation procedures will not have a material effect on a Target Fund’s NAV.

How do the fees of the Acquiring Funds compare to those of their corresponding Target Funds?

The management fee and total annual fund operating expenses (after fee waivers and expense reimbursements) of each Acquiring Fund are the same or less than the management fee and total annual fund operating expenses (after fee waivers and expense reimbursements) of the Acquiring Fund’s corresponding Target Fund. The fee waivers and expense reimbursements referenced above relate to an agreement of NF Advisors to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through at least November 30, 2015 so that each Acquiring Fund’s total annual fund operating expenses will be the same or less than the total annual fund operating expenses of such Acquiring Fund’s corresponding Target Fund. Absent NF Advisors’ fee waiver arrangement, the total annual fund operating expenses of each Target Fund may be lower than, the same as, or higher than the total annual fund operating expenses of such Target Fund’s corresponding Acquiring Fund. Please see the sections entitled “Comparison of Fee Tables” and “Expense Examples” below for more information.

If I hold Target Fund Shares through Union Bank, N.A. or Union Banc Investment Services, LLC, does anything change for my account?

The chart below shows certain Target Funds and their corresponding Acquiring Funds (each of which will be subadvised by HCM) into which such Target Funds are proposed to be reorganized. This chart also includes subadvisory fees payable to HCM and Rule 12b-1 fees paid to Union Banc Investment Services (“UBIS”) for services it will provide to the Acquiring Fund shareholders. The subadvisory fees payable to HCM for the applicable Acquiring Fund will be lower post-reorganization than the advisory fees currently paid to HCM.

If a Reorganization is approved by shareholders of a Target Fund, and all of the terms and conditions with respect to such Reorganization are satisfied, all shareholders of the Target Fund as of the closing of the Reorganizations will automatically be invested in the corresponding Acquiring Fund listed in the chart, without further shareholder action. However, you may direct at any time the sale of your account’s shares in any Target Fund before a Reorganization or any Acquiring Fund after the Reorganization (if it occurs) in accordance with your account’s governing documents.

If a Reorganization is approved by shareholders of a Target Fund and shares of such Target Fund are held by you as of the closing of such Reorganization, you will receive your pro rata share of Acquiring Fund Shares of the appropriate class received by such Target Fund in such Reorganization and you will be deemed to have consented to your continued holding of the corresponding Acquiring Fund Shares and the payment of subadvisory fees to HCM and Rule 12b-1 fees to UBIS as disclosed below, until you direct the sale of your account’s Acquiring Fund Shares or change or discontinue your account.

To the extent Union Bank, N.A. (“UB”) has investment management authority or responsibility with respect to your trust or agency account, UB will continue to subtract an amount equal to your account’s share of any subadvisory fees paid to HCM by each Acquiring Fund from the management fee paid to UB by your trust or agency account.

Target Funds	Acquiring Funds	Rule 12b-1 Fees	Subadvisory Fees (all share classes)
HighMark Value Fund	Nationwide HighMark Value Fund
Class A and Class B Class C Fiduciary Class Class U	Class A Class C Institutional Service Class Class U	0.25% 1.00% None None	0.30% on Subadviser Assets[1]

HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.27% on all Subadviser Assets[1]

HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.475% on all Subadviser Assets[1]

HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.30% on all Subadviser Assets[1]

HighMark Balanced Fund	Nationwide HighMark Balanced Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.30% on all Subadviser Assets[1]

HighMark Bond Fund	Nationwide HighMark Bond Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None	0.15% on Subadviser Assets up to $250 million; 0.125% on Subadviser Assets[1] of $250 million and more but less than $1 billion; 0.10% on Subadviser Assets[1] of $1 billion and more

HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None

0.10% on Aggregate Subadviser Assets[2] up to $500 million; 0.0975% on Aggregate Subadviser Assets[2] of $500 million and more but less than $1 billion;

0.0925% on Aggregate Subadviser Assets[2] of $1 billion and more

Target Funds	Acquiring Funds	Rule 12b-1 Fees	Subadvisory Fees (all share classes)
HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None	0.25% on all Subadviser Assets[1]

HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None	0.25% on all Subadviser Assets[1]

[1]	Subadviser Assets are that portion of the assets of an Acquiring Fund that the investment adviser to such Fund, NF Advisors, allocates and puts under the control of HCM.
[2]

The term “Aggregate Subadviser Assets” means the aggregate amount resulting from the combination of Subadviser Assets of the Nationwide Enhanced Income Fund, Nationwide HighMark Short Term Bond Fund and Nationwide Short Duration Bond Fund, together with the Subadviser Assets of the NVIT Enhanced Income Fund, a series of Nationwide Variable Insurance Trust. These fees will be paid to HCM for its subadvisory services.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with a Reorganization?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or redemption/exchange fees in connection with a Reorganization. An Acquiring Fund’s front-end sales charge for Class A Shares and CDSC that apply to Class A Shares and Class C Shares will apply to any Class A Shares or Class C Shares of an Acquiring Fund purchased after a Reorganization, unless you are eligible for a reduction of or waiver of the front-end sales charge or CDSC.

Please see the sections entitled “Comparison of Fee Tables,” and “Comparison of Purchase, Redemption and Exchange Procedures” below for more information.

How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of the Target Funds?

They are similar. For more information concerning the share purchase, Redemption and exchange procedures of the Target Funds and the Acquiring Funds, please see the “Comparison of Purchase, Redemption and Exchange Procedures” section below.

Are the investment objectives and strategies of the Acquiring Funds similar to the investment objectives and strategies of the Target Funds?

Each Acquiring Fund has been created for the purpose of acquiring the assets and liabilities of its corresponding Target Fund. In addition, although certain Target Funds have different Fund names than that of their corresponding Acquiring Funds, each Target Fund has an investment objective that is identical to its corresponding Acquiring Fund and principal investment strategies that are substantially similar to those of its corresponding Acquiring Fund, except as noted below.

Unlike HighMark Enhanced Growth Fund, the Nationwide Bailard Technology & Science Fund will be required to invest at least 80% of its net assets in established companies in the technology and science sectors.

Unlike HighMark International Opportunities Fund, the Nationwide Bailard International Equities Fund will be required to invest at least 80% of its net assets in equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world.

Each Acquiring Fund generally will be fully invested in accordance with its investment objectives and strategies. However, pending investment of cash balances, or if an Acquiring Fund’s management believes that business, economic, political or financial conditions warrant, an Acquiring Fund may invest without limit in cash or money market equivalents. While no Target Fund has an identical temporary defensive investment strategy, the following Target Funds have adopted policies that allow them to increase their exposure to short term debt obligations during volatile market conditions:

HighMark Value Fund and HighMark Balanced Fund, in an effort to preserve the value of your investment under volatile market conditions, may invest more than 35% and 20%, respectively, of its respective assets in very short-term debt obligations.

HighMark Large Cap Core Equity Fund and HighMark Large Cap Growth Fund may under volatile market conditions or extraordinary cash flow situations, invest up to 20% of its respective assets in very short-term debt obligations.

HighMark Bond Fund, in an effort to preserve the value of your investment under volatile market conditions, may invest more than 20% of its assets in very short-term debt obligations.

HighMark Short Term Bond Fund, in an effort to preserve the value of your investment under volatile market conditions, may invest more than 20% of its assets in very short-term debt obligations.

Do the Fundamental and Non-Fundamental Investment Policies differ between the Target Funds and Acquiring Funds?

Each Fund has adopted fundamental investment policies concerning, among other things, borrowing, lending, issuing senior securities, underwriting securities, and investing in commodities. Fundamental investment policies cannot be changed without shareholder approval. The fundamental investment policies of each Target Fund and each corresponding Acquiring Fund are similar to one another, with certain exceptions, and include certain investment policies required by the Investment Company Act of 1940, as amended (the “1940 Act”). For more information about the Funds’ fundamental investment policies, see the section below entitled “Comparison of Fundamental and Non-Fundamental Investment Policies.”

Do the principal risks associated with investments in the Target Funds differ from the principal risks associated with investments in the Acquiring Funds?

The principal risks of the Acquiring Funds are substantially similar to those of the Target Funds. For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks.”

How many votes am I entitled to cast?

As a shareholder of a Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of a Target Fund on the record date. The record date is June 24, 2013 (the “Record Date”). Completion of each Reorganization is conditioned on the approval of the Reorganization by the relevant Target Fund’s shareholders.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed Proxy Card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your Proxy Card and following the recorded instructions, or by Internet by going to the website printed on your Proxy Card and following the instructions. If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call 1-800-433-6884.

What are the quorum and approval requirements for the Reorganizations?

Holders of at least a majority of the total number of shares of each Target Fund that are outstanding as of the Record Date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the Proposal with respect to the relevant Target Fund. Approval of the Reorganization with respect to the Target Fund requires the affirmative vote of 67% or more of the outstanding voting securities of such Target Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of such Target Fund as of the record date are present or represented by proxy, or of more than 50% of the outstanding voting securities of such Target Fund as of the record date, whichever is less (as required by the 1940 Act) (a “1940 Act Majority”).

What if there are not enough votes to reach a quorum or to approve the Reorganizations by the scheduled Meeting date?

If there are not sufficient votes to approve the Proposal or to achieve a quorum by the time of the Meeting, the Meeting may be postponed or adjourned one or more times to permit further solicitation of proxy votes. To facilitate the receipt of a sufficient number of votes, additional action may be needed. Broadridge Financial Solutions, Inc. (“Broadridge”), proxy solicitation firm, or other persons who are affiliated with HCM, NF Advisors, the HighMark Trust, the NMF Trust or their affiliates, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to call you and solicit your vote.

What happens if a Reorganization is not approved by a Target Fund’s shareholders?

If the shareholders of a Target Fund do not approve the Reorganization with respect to such Target Fund, HCM will consider other alternatives including recommending that the HighMark Board consider the liquidation of such non-approving Target Fund, which could be a taxable event for shareholders of that Target Fund.

The Reorganization of each Target Fund is not conditioned upon the Reorganization of any other Target Fund. Accordingly, if shareholders of one Target Fund approve its Reorganization, but shareholders of another Target Fund do not approve the other Target Fund’s Reorganization, it is expected that the Reorganization of the first Target Fund will take place as described in this Proxy Statement/Prospectus.

What shares am I entitled to vote?

You can only vote shares held as of the Record Date of a Target Fund and cannot vote shares not held as of the Record Date. If a Reorganization is approved with respect to a Target Fund, even if you voted against such Reorganization, you will participate in the Reorganization and receive shares of the corresponding Acquiring Fund unless you redeem your shares prior to the Closing Date.

COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUNDS

Comparison of Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Target Fund with the corresponding Acquiring Fund and to analyze the estimated expenses that the

Acquiring Fund expects to bear following the Reorganization. There will be no sales charge on the Acquiring Fund Shares received as part of the Reorganization, but future purchases of shares will be subject to a sales charge unless you qualify for a sales charge waiver. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. For each Acquiring Fund, Annual Fund Operating Expenses (and related Expense Examples) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended July 31, 2012 for each Target Fund. The numbers provided in the following expense tables and examples for each Acquiring Fund are estimates because the Acquiring Funds have not commenced operations as of the date of this Proxy Statement/Prospectus. As such, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

HighMark Geneva Mid Cap Growth Fund/Nationwide Geneva Mid Cap Growth Fund

	HighMark Geneva Mid Cap Growth Fund (Target Fund)	HighMark Geneva Mid Cap Growth Fund (Target Fund)	Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	0.55%	0.55%	0.40%[3]
Total Annual Fund Operating Expenses	1.51%	2.01%	1.36%
Fee Waiver and/or Expense Reimbursement	(0.13%)	(0.03%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%[2]	1.98%[2]	1.36%

	HighMark Geneva Mid Cap Growth Fund (Target Fund)	Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.30%	0.15%[3]
Total Annual Fund Operating Expenses	2.01%	1.86%
Fee Waiver and/or Expense Reimbursement	(0.03%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.98%[2]	1.86%

	HighMark Geneva Mid Cap Growth Fund (Target Fund)	Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.55%	0.40%[3]
Total Annual Fund Operating Expenses	1.26%	1.11%
Fee Waiver and/or Expense Reimbursement	(0.13%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%[2]	1.11%

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.38%, 1.98%, 1.98% and 1.13%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the

Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.38% with respect to Class A Shares, 1.98% with respect to Class B Shares, 1.98% with respect to Class C Shares and 1.13% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.

HighMark Geneva Small Cap Growth Fund/Nationwide Geneva Small Cap Growth Fund

	HighMark Geneva Small Cap Growth Fund (Target Fund)	Nationwide Geneva Small Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.82%	0.60%[3]
Total Annual Fund Operating Expenses	2.07%	1.85%
Fee Waiver and/or Expense Reimbursement	(0.45%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%[2]	1.62%[4]

	HighMark Geneva Small Cap Growth Fund (Target Fund)	Nationwide Geneva Small Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.57%	0.35%[3]
Total Annual Fund Operating Expenses	2.57%	2.35%
Fee Waiver and/or Expense Reimbursement	(0.35%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.22%[2]	2.22%[4]

	HighMark Geneva Small Cap Growth Fund (Target Fund)	Nationwide Geneva Small Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.82%	0.60%[3]
Total Annual Fund Operating Expenses	1.82%	1.60%
Fee Waiver and/or Expense Reimbursement	(0.45%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%[2]	1.37%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.62%, 2.22% and 1.37%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.62% with respect to Class A Shares, 2.22% with respect to Class C Shares and 1.37% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.62% for Class A Shares, 2.22% for Class C Shares and 1.37% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Enhanced Growth Fund/Nationwide Bailard Technology & Science Fund

	HighMark Enhanced Growth Fund (Target Fund)	Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.60%	0.53%[3]
Total Annual Fund Operating Expenses	1.60%	1.53%
Fee Waiver and/or Expense Reimbursement	(0.15%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%[2]	1.45%[4]

	HighMark Enhanced Growth Fund (Target Fund)	Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.35%	0.28%[3]
Total Annual Fund Operating Expenses	2.10%	2.03%
Fee Waiver and/or Expense Reimbursement	(0.05%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.05%[2]	2.03%

	HighMark Enhanced Growth Fund (Target Fund)	Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.60%	0.53%[3]
Total Annual Fund Operating Expenses	1.35%	1.28%
Fee Waiver and/or Expense Reimbursement	(0.15%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%[2]	1.20%[4]

	HighMark Enhanced Growth Fund (Target Fund)	Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined
	Class M	Class M
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.35%	0.28%[3]
Total Annual Fund Operating Expenses	1.10%	1.03%
Fee Waiver and/or Expense Reimbursement	(0.05%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%[2]	1.03%

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C, Fiduciary Class and Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.45%, 2.05%, 1.20% and 1.05%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C, Fiduciary Class and Class M Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.40% with respect to Class A Shares, 2.00% with respect to Class C Shares, 1.15% with respect to Fiduciary Class Shares and 1.00% with respect to Class M Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.45% for Class A Shares and 1.20% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Value Fund/Nationwide HighMark Value Fund

	HighMark Value Fund (Target Fund)	HighMark Value Fund (Target Fund)	Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	0.54%	0.54%	0.40%[3]
Total Annual Fund Operating Expenses	1.39%	1.89%	1.25%
Fee Waiver and/or Expense Reimbursement	(0.14%)	(0.04%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%[2]	1.85%[2]	1.25%

	HighMark Value Fund (Target Fund)	Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.29%	0.15%[3]
Total Annual Fund Operating Expenses	1.89%	1.75%
Fee Waiver and/or Expense Reimbursement	(0.04%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.85%[2]	1.75%

	HighMark Value Fund (Target Fund)	Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.54%	0.40%[3]
Total Annual Fund Operating Expenses	1.14%	1.00%
Fee Waiver and/or Expense Reimbursement	(0.14%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%[2]	1.00%

	HighMark Value Fund (Target Fund)	Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined
	Class U	Class U
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.29%	0.15%[3]
Total Annual Fund Operating Expenses	0.89%	0.75%
Fee Waiver and/or Expense Reimbursement	(0.02%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%[2]	0.75%

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C, Fiduciary Class and Class U Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) exceed 1.25%, 1.85%, 1.85%, 1.00% and 0.87%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B, Class C, Fiduciary Class and Class U Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares, 1.82% with respect to Class C Shares, 0.97% with respect to Fiduciary Class Shares and 0.87% with respect to Class U Shares. Any such recoupment would reduce the Fund’s future total return.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

HighMark Cognitive Value Fund/Nationwide Bailard Cognitive Value Fund

	HighMark Cognitive Value Fund (Target Fund)	Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.60%	0.53%[5]
Acquired Fund Fees and Expenses	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.61%[3]	1.54%
Fee Waiver and/or Expense Reimbursement	(0.13%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%[4]	1.48%[6]

	HighMark Cognitive Value Fund (Target Fund)	Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.35%	0.28%[5]
Acquired Fund Fees and Expenses	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	2.11%[3]	2.04%
Fee Waiver and/or Expense Reimbursement	(0.03%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.08%[4]	2.04%

	HighMark Cognitive Value Fund (Target Fund)	Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.60%	0.53%[5]
Acquired Fund Fees and Expenses	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.36%[3]	1.29%
Fee Waiver and/or Expense Reimbursement	(0.13%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%[4]	1.23%[6]

	HighMark Cognitive Value Fund (Target Fund)	Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined
	Class M	Class M
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.35%	0.28%[5]
Acquired Fund Fees and Expenses	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.11%[3]	1.04%
Fee Waiver and/or Expense Reimbursement	(0.03%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%[4]	1.04%

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles (“Acquired Funds”) for the fiscal year ended July 31, 2012. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund’s portfolio is invested.

[3]

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Proxy Statement/Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

[4]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C, Fiduciary Class and Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 1.47%, 2.07%, 1.22% and 1.07%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C, Fiduciary Class and Class M Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.42% with respect to Class A Shares, 2.02% with respect to Class C Shares, 1.17% with respect to Fiduciary Class Shares and 1.02% with respect to Class M Shares. Any such recoupment would reduce the Fund’s future total return.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.47% for Class A Shares and 1.22% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark International Opportunities Fund/Nationwide Bailard International Equities Fund

	HighMark International Opportunities Fund (Target Fund)	Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.60%	0.42%[3]
Total Annual Fund Operating Expenses	1.60%	1.42%
Fee Waiver and/or Expense Reimbursement	(0.18%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%[2]	1.42%

	HighMark International Opportunities Fund (Target Fund)	Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.35%	0.17%[3]
Total Annual Fund Operating Expenses	2.10%	1.92%

	HighMark International Opportunities Fund (Target Fund)	Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.60%	0.42%[3]
Total Annual Fund Operating Expenses	1.35%	1.17%
Fee Waiver and/or Expense Reimbursement	(0.08%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%[2]	1.17%

	HighMark International Opportunities Fund (Target Fund)	Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined
	Class M	Class M
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.35%	0.17%[3]
Total Annual Fund Operating Expenses	1.10%	0.92%

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C, Fiduciary Class and Class M Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 1.42%, 2.12%, 1.27% and 1.12%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C, Fiduciary Class and Class M Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.42% with respect to Class A Shares, 2.12% with respect to Class C Shares, 1.27% with respect to Fiduciary Class Shares and 1.12% with respect to Class M Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.

HighMark NYSE Arca Tech 100 Index Fund/Nationwide Ziegler NYSE Arca Tech 100 Index Fund

	HighMark NYSE Arca Tech 100 Index Fund (Target Fund)	HighMark NYSE Arca Tech 100 Index Fund (Target Fund)	Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	0.67%	0.67%	0.50%[3]
Total Annual Fund Operating Expenses	1.27%	1.77%	1.10%
Fee Waiver and/or Expense Reimbursement	(0.19%)	(0.09%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%[2]	1.68%[2]	1.08%[4]

	HighMark NYSE Arca Tech 100 Index Fund (Target Fund)	Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.42%	0.25%[3]
Total Annual Fund Operating Expenses	1.77%	1.60%
Fee Waiver and/or Expense Reimbursement	(0.09%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.68%[2]	1.60%

	HighMark NYSE Arca Tech 100 Index Fund (Target Fund)	Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.67%	0.50%[3]
Total Annual Fund Operating Expenses	1.02%	0.85%
Fee Waiver and/or Expense Reimbursement	(0.19%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%[2]	0.83%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 1.08%, 1.68%, 1.68% and 0.83%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.08% with respect to Class A Shares, 1.68% with respect to Class B Shares, 1.68% with respect to Class C Shares and 0.83% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.08% for Class A Shares and 0.83% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Large Cap Core Equity Fund/Nationwide HighMark Large Cap Core Equity Fund

	HighMark Large Cap Core Equity Fund (Target Fund)	Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.68%	0.61%[3]
Total Annual Fund Operating Expenses	1.53%	1.46%
Fee Waiver and/or Expense Reimbursement	(0.31%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%[2]	1.22%[4]

	HighMark Large Cap Core Equity Fund (Target Fund)	Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.43%	0.36%[3]
Total Annual Fund Operating Expenses	2.03%	1.96%
Fee Waiver and/or Expense Reimbursement	(0.21%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.82%[2]	1.82%[4]

	HighMark Large Cap Core Equity Fund (Target Fund)	Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.68%	0.61%[3]
Total Annual Fund Operating Expenses	1.28%	1.21%
Fee Waiver and/or Expense Reimbursement	(0.31%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%[2]	0.97%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 1.22%, 1.82% and 0.97%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.20% with respect to Class A Shares, 1.80% with respect to Class C Shares and 0.95% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.22% for Class A Shares, 1.82% for Class C Shares and 0.97% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Small Cap Core Fund/Nationwide HighMark Small Cap Core Fund

	HighMark Small Cap Core Fund (Target Fund)	Nationwide HighMark Small Cap Core Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.76%	0.63%[3]
Total Annual Fund Operating Expenses	1.96%	1.83%
Fee Waiver and/or Expense Reimbursement	(0.34%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%[2]	1.62%[4]

	HighMark Small Cap Core Fund (Target Fund)	Nationwide HighMark Small Cap Core Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.51%	0.38%[3]
Total Annual Fund Operating Expenses	2.46%	2.33%
Fee Waiver and/or Expense Reimbursement	(0.24%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.22%[2]	2.22%[4]

	HighMark Small Cap Core Fund (Target Fund)	Nationwide HighMark Small Cap Core Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Exchange Fee on Shares held 30 days or less (as a percentage of amount redeemed)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.76%	0.63%[3]
Total Annual Fund Operating Expenses	1.71%	1.58%
Fee Waiver and/or Expense Reimbursement	(0.34%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.37%[2]	1.37%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the

“Excluded Costs”) exceed 1.62%, 2.22% and 1.37%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.57% with respect to Class A Shares, 2.17% with respect to Class C Shares and 1.32% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.62% for Class A Shares, 2.22% for Class C Shares and 1.37% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Large Cap Growth Fund/Nationwide HighMark Large Cap Growth Fund

	HighMark Large Cap Growth Fund (Target Fund)	HighMark Large Cap Growth Fund (Target Fund)	Nationwide HighMark Large Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	0.67%	0.67%	0.61%[3]
Total Annual Fund Operating Expenses	1.52%	2.02%	1.46%
Fee Waiver and/or Expense Reimbursement	(0.25%)	(0.15%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%[2]	1.87%[2]	1.27%[4]

	HighMark Large Cap Growth Fund (Target Fund)	Nationwide HighMark Large Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.42%	0.36%
Total Annual Fund Operating Expenses	2.02%	1.96%
Fee Waiver and/or Expense Reimbursement	(0.15%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.87%[2]	1.87%[4]

	HighMark Large Cap Growth Fund (Target Fund)	Nationwide HighMark Large Cap Growth Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.67%	0.61%[3]
Total Annual Fund Operating Expenses	1.27%	1.21%
Fee Waiver and/or Expense Reimbursement	(0.25%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%[2]	1.02%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 1.27%, 1.87%, 1.87% and 1.02%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares, 1.82% with respect to Class C Shares and 0.97% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.27% for Class A Shares, 1.87% for Class C Shares and 1.02% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Balanced Fund/Nationwide HighMark Balanced Fund

	HighMark Balanced Fund (Target Fund)	HighMark Balanced Fund (Target Fund)	Nationwide HighMark Balanced Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	1.03%	1.03%	1.11%[3]
Total Annual Fund Operating Expenses	1.88%	2.38%	1.96%
Fee Waiver and/or Expense Reimbursement	(0.64%)	(0.54%)	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%[2]	1.84%[2]	1.24%[4]

	HighMark Balanced Fund (Target Fund)	Nationwide HighMark Balanced Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.78%	0.86%[3]
Total Annual Fund Operating Expenses	2.38%	2.46%
Fee Waiver and/or Expense Reimbursement	(0.54%)	(0.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%[2]	1.84%[4]

	HighMark Balanced Fund (Target Fund)	Nationwide HighMark Balanced Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	1.03%	1.11%[3]
Total Annual Fund Operating Expenses	1.63%	1.71%
Fee Waiver and/or Expense Reimbursement	(0.64%)	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%[2]	0.99%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 1.24%, 1.84%, 1.84% and 0.99%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.22% with respect to Class A Shares, 1.82% with respect to Class B Shares, 1.82% with respect to Class C Shares and 0.97% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 1.24% for Class A Shares, 1.84% for Class C Shares and 0.99% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Equity Income Fund/Nationwide Ziegler Equity Income Fund

	HighMark Equity Income Fund (Target Fund)	HighMark Equity Income Fund (Target Fund)	Nationwide Ziegler Equity Income Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	0.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	1.10%	1.10%	1.17%[3]
Total Annual Fund Operating Expenses	1.90%	2.40%	1.97%
Fee Waiver and/or Expense Reimbursement	(0.75%)	(0.65%)	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%[2]	1.75%[2]	1.15%[4]

	HighMark Equity Income Fund (Target Fund)	Nationwide Ziegler Equity Income Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%
Other Expenses	0.85%	0.92%[3]
Total Annual Fund Operating Expenses	2.40%	2.47%
Fee Waiver and/or Expense Reimbursement	(0.65%)	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%[2]	1.75%[4]

	HighMark Equity Income Fund (Target Fund)	Nationwide Ziegler Equity Income Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	1.10%	1.17%[3]
Total Annual Fund Operating Expenses	1.65%	1.72%
Fee Waiver and/or Expense Reimbursement	(0.75%)	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%[2]	0.90%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 1.15%, 1.75%, 1.75% and 0.90%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 1.15% with respect to Class A Shares, 1.75% with respect to Class B Shares, 1.75% with respect to Class C Shares and 0.90% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF and NF Advisors have entered into a written contract limiting operating expenses to 1.15% for Class A Shares, 1.75% for Class C Shares, and 0.90% for Institutional Service Class Shares, until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NMF Advisors for management fees previously waived and/or for expenses previously paid by NMF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NMF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the NMF Advisors waived the fees or reimbursed the expenses.

HighMark Bond Fund/Nationwide HighMark Bond Fund

	HighMark Bond Fund (Target Fund)	HighMark Bond Fund (Target Fund)	Nationwide HighMark Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.49%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	0.50%	0.50%	0.41%[3]
Total Annual Fund Operating Expenses	1.25%	1.75%	1.15%
Fee Waiver and/or Expense Reimbursement	(0.28%)	(0.10%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%[2]	1.65%[2]	0.97%[4]

	HighMark Bond Fund (Target Fund)	Nationwide HighMark Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.49%
Distribution and/or Service (12b-1) Fees	0.75%	0.75%
Other Expenses	0.25%	0.16%[3]
Total Annual Fund Operating Expenses	1.50%	1.40%
Fee Waiver and/or Expense Reimbursement	(0.10%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%[2]	1.40%

	HighMark Bond Fund (Target Fund)	Nationwide HighMark Bond Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.49%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.50%	0.41%[3]
Total Annual Fund Operating Expenses	1.00%	0.90%
Fee Waiver and/or Expense Reimbursement	(0.28%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%[2]	0.72%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 0.97%, 1.65%, 1.40% and 0.72%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded

Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 0.97% with respect to Class A Shares, 1.65% with respect to Class B Shares, 1.40% with respect to Class C Shares and 0.72% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 0.97% for Class A Shares, and 0.72% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Short Term Bond Fund/Nationwide HighMark Short Term Bond Fund

	HighMark Short Term Bond Fund (Target Fund)	Nationwide HighMark Short Term Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.57%	0.46%[3]
Total Annual Fund Operating Expenses	1.22%	1.06%
Fee Waiver and/or Expense Reimbursement	(0.37%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85%[2]	0.85%[4]

	HighMark Short Term Bond Fund (Target Fund)	Nationwide HighMark Short Term Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.35%
Distribution and/or Service (12b-1) Fees	0.75%	0.75%
Other Expenses	0.32%	0.21%[3]
Total Annual Fund Operating Expenses	1.47%	1.31%
Fee Waiver and/or Expense Reimbursement	(0.17%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%[2]	1.30%[4]

	HighMark Short Term Bond Fund (Target Fund)	Nationwide HighMark Short Term Bond Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.35%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.57%	0.46%
Total Annual Fund Operating Expenses	0.97%	0.81%[3]
Fee Waiver and/or Expense Reimbursement	(0.37%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%[2]	0.60%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 0.85%, 1.30% and 0.60%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 0.85% with respect to Class A Shares, 1.30% with respect to Class C Shares and 0.60% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 0.85% for Class A Shares, 1.30% for Class C Shares and 0.60% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark California Intermediate Tax-Free Bond Fund/Nationwide HighMark California Intermediate Tax Free Bond Fund

	HighMark California Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark California Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.52%	0.40%[3]
Total Annual Fund Operating Expenses	1.27%	1.15%
Fee Waiver and/or Expense Reimbursement	(0.48%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%[2]	0.79%[4]

	HighMark California Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark California Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.75%	0.75%
Other Expenses	0.27%	0.15%[3]
Total Annual Fund Operating Expenses	1.52%	1.40%
Fee Waiver and/or Expense Reimbursement	(0.28%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%[2]	1.24%[4]

	HighMark California Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark California Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.52%	0.40%
Total Annual Fund Operating Expenses	1.02%	0.90%[3]
Fee Waiver and/or Expense Reimbursement	(0.48%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54%[2]	0.54%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 0.79%, 1.24% and 0.54%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 0.77% with respect to Class A Shares, 1.22% with respect to Class C Shares and 0.52% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 0.79% for Class A Shares, 1.24% for Class C Shares and 0.54% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark National Intermediate Tax-Free Bond Fund/Nationwide HighMark National Intermediate Tax Free Bond Fund

	HighMark National Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark National Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.58%	0.51%[3]
Total Annual Fund Operating Expenses	1.33%	1.26%
Fee Waiver and/or Expense Reimbursement	(0.56%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77%[2]	0.77%[4]

	HighMark National Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark National Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.75%	0.75%
Other Expenses	0.33%	0.26%[3]
Total Annual Fund Operating Expenses	1.58%	1.51%
Fee Waiver and/or Expense Reimbursement	(0.36%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.22%[2]	1.22%[4]

	HighMark National Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark National Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.58%	0.51%[3]
Total Annual Fund Operating Expenses	1.08%	1.01%
Fee Waiver and/or Expense Reimbursement	(0.56%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.52%[2]	0.52%[4]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

[2]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 0.77%, 1.22% and 0.52%, respectively, of the average daily net assets of the Fund attributable to Class A, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 0.75% with respect to Class A Shares, 1.22% with respect to Class C Shares and 0.50% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 0.77% for Class A Shares, 1.22% for Class C Shares and 0.52% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

HighMark Wisconsin Tax-Exempt Fund/Nationwide Ziegler Wisconsin Tax Exempt Fund

	HighMark Wisconsin Tax-Exempt Fund (Target Fund)	HighMark Wisconsin Tax-Exempt Fund (Target Fund)	Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class B	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None [1]	5.00%	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%
Other Expenses	0.56%	0.56%	0.46%[5]
Acquired Fund Fees and Expenses	0.01%[2]	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.32%[3]	1.82%[3]	1.22%
Fee Waiver and/or Expense Reimbursement	(0.41%)	(0.21%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%[4]	1.61%[4]	0.91%[6]

	HighMark Wisconsin Tax-Exempt Fund (Target Fund)	Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund) and Pro Forma Combined
	Class C	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.75%	0.75%
Other Expenses	0.31%	0.21%[5]
Acquired Fund Fees and Expenses	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.57%[3]	1.47%
Fee Waiver and/or Expense Reimbursement	(0.21%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%[4]	1.36%[6]

	HighMark Wisconsin Tax-Exempt Fund (Target Fund)	Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund) and Pro Forma Combined
	Fiduciary Class	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.56%	0.46%[5]
Acquired Fund Fees and Expenses	0.01%[2]	0.01%
Total Annual Fund Operating Expenses	1.07%[3]	0.97%
Fee Waiver and/or Expense Reimbursement	(0.41%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%[4]	0.66%[6]

[1]

If you sell Class A Shares within one year of buying them and you purchased those shares without a sales charge because your initial investment was $500,000 or greater, you must pay a Deferred Sales Charge of 0.50%.

[2]

The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles (“Acquired Funds”) for the fiscal year ended July 31, 2012. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund’s portfolio is invested.

[3]

The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in this Proxy Statement/Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

[4]

HCM has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B, Class C and Fiduciary Class Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”) exceed 0.90%, 1.60%, 1.35% and 0.65%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B, Class C and Fiduciary Class Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time HCM will determine whether or not to renew or revise the agreement. HCM may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of shares of the Fund only if the operating expenses of such class of shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of shares) of less than 0.90% with respect to Class A Shares, 1.60% with respect to Class B Shares, 1.35% with respect to Class C Shares and 0.65% with respect to Fiduciary Class Shares. Any such recoupment would reduce the Fund’s future total return.

[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]

NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 0.90% for Class A Shares, 1.35% for Class C Shares and 0.65% for Institutional Service Class Shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

Expense Examples

The following Examples are intended to help you compare the cost of investing in shares of each Target Fund with the cost of investing in the corresponding Acquiring Fund on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods. These examples assume conversion of Class B Shares to Class A Shares after the eighth year. The examples also assume a 5% return each year and no change in expenses, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower based on these assumptions your costs would be:

Class A Shares and Class B Shares (Target Funds) Class A Shares (Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Geneva Mid Cap Growth Fund (Target Fund) – Class A	$683	$989	$1,317	$2,242
HighMark Geneva Mid Cap Growth Fund (Target Fund) – Class B	$701	$928	$1,280	$2,207
HighMark Geneva Mid Cap Growth Fund (Target Fund) – Class B (if you did not redeem your shares)	$201	$628	$1,080	$2,207
Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Class A	$706	$981	$1,277	$2,116

HighMark Geneva Small Cap Growth Fund (Target Fund) – Class A	$706	$1,122	$1,563	$2,784
Nationwide Geneva Small Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Class A	$730	$1,102	$1,498	$2,602

Class A Shares and Class B Shares (Target Funds) Class A Shares (Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Enhanced Growth Fund (Target Fund) – Class A	$689	$1,013	$1,360	$2,334
Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined – Class A	$714	$1,023	$1,354	$2,287

HighMark Value Fund (Target Fund) – Class A	$670	$953	$1,256	$2,115
HighMark Value Fund (Target Fund) – Class B	$688	$890	$1,218	$2,078
HighMark Value Fund (Target Fund) – Class B (if you did not redeem your shares)	$188	$590	$1,018	$2,078
Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined – Class A	$695	$949	$1,222	$1,999

HighMark Cognitive Value Fund (Target Fund) – Class A	$692	$1,018	$1,366	$2,346
Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined – Class A	$717	$1,028	$1,361	$2,299

HighMark International Opportunities Fund (Target Fund) – Class A	$687	$1,011	$1,357	$2,331
Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined – Class A	$711	$998	$1,307	$2,179

HighMark NYSE Arca Tech 100 Index Fund (Target Fund) – Class A	$654	$913	$1,191	$1,984
HighMark NYSE Arca Tech 100 Index Fund (Target Fund) – Class B	$671	$848	$1,151	$1,945
HighMark NYSE Arca Tech 100 Index Fund (Target Fund) – Class B (if you did not redeem your shares)	$171	$548	$951	$1,945
Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund) and Pro Forma Combined – Class A	$679	$903	$1,145	$1,836

HighMark Large Cap Core Equity Fund (Target Fund) – Class A	$667	$978	$1,311	$2,248
Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund) and Pro Forma Combined – Class A	$692	$988	$1,305	$2,202

HighMark Small Cap Core Fund (Target Fund) – Class A	$706	$1,100	$1,519	$2,684
Nationwide HighMark Small Cap Core Fund (Acquiring Fund) and Pro Forma Combined – Class A	$730	$1,098	$1,490	$2,583

HighMark Large Cap Growth (Target Fund) – Class A	$672	$981	$1,311	$2,243
HighMark Large Cap Growth (Target Fund) – Class B	$690	$919	$1,274	$2,208
HighMark Large Cap Growth (Target Fund) – Class B (if you did not redeem your shares)	$190	$619	$1,074	$2,208
Nationwide HighMark Large Cap Growth (Acquiring Fund) and Pro Forma Combined – Class A	$697	$993	$1,310	$2,206

HighMark Balanced Fund (Target Fund) – Class A	$669	$1,050	$1,454	$2,581
HighMark Balanced Fund (Target Fund) – Class B	$687	$991	$1,422	$2,551
HighMark Balanced Fund (Target Fund) – Class B (if you did not redeem your shares)	$187	$691	$1,222	$2,551
Nationwide HighMark Balanced Fund (Acquiring Fund) and Pro Forma Combined – Class A	$694	$1,089	$1,509	$2,674

HighMark Equity Income Fund (Target Fund) – Class A	$661	$1,045	$1,454	$2,592
HighMark Equity Income Fund (Target Fund) – Class B	$678	$986	$1,422	$2,562
HighMark Equity Income Fund (Target Fund) – Class B (if you did not redeem your shares)	$178	$686	$1,222	$2,562
Nationwide Ziegler Equity Income Fund (Acquiring Fund) and Pro Forma Combined – Class A	$685	$1,083	$1,505	$2,676

Class A Shares and Class B Shares (Target Funds) Class A Shares (Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Bond Fund (Target Fund) – Class A	$322	$586	$870	$1,678
HighMark Bond Fund (Target Fund) – Class B	$668	$841	$1,140	$1,922
HighMark Bond Fund (Target Fund) – Class B (if you did not redeem your shares)	$168	$541	$940	$1,922
Nationwide HighMark Bond Fund (Acquiring Fund) and Pro Forma Combined – Class A	$322	$565	$827	$1,575

HighMark Short Term Bond Fund (Target Fund) – Class A	$310	$568	$845	$1,637
Nationwide HighMark Short Term Bond Fund (Acquiring Fund) and Pro Forma Combined – Class A	$310	$534	$777	$1,471

HighMark California Intermediate Tax-Free Bond Fund (Target Fund) – Class A	$304	$572	$861	$1,683
Nationwide HighMark California Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Class A	$304	$547	$810	$1,560

HighMark National Intermediate Tax-Free Bond Fund (Target Fund) – Class A	$302	$583	$885	$1,743
Nationwide HighMark National Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Class A	$302	$568	$855	$1,671

HighMark Wisconsin Tax-Exempt Fund (Target Fund) – Class A	$316	$594	$894	$1,744
HighMark Wisconsin Tax-Exempt Fund (Target Fund) – Class B	$664	$852	$1,166	$1,989
HighMark Wisconsin Tax-Exempt Fund (Target Fund) – Class B (if you did not redeem your shares)	$164	$552	$966	$1,989
Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund) and Pro Forma Combined – Class A	$316	$574	$851	$1,642

Class C Shares (Target Funds and Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Geneva Mid Cap Growth Fund (Target Fund) – Class C	$301	$628	$1,080	$2,335
HighMark Geneva Mid Cap Growth Fund (Target Fund) – Class C (if you did not redeem your shares)	$201	$628	$1,080	$2,335
Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Class C	$289	$585	$1,006	$2,180
Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$189	$585	$1,006	$2,180

HighMark Geneva Small Cap Growth Fund (Target Fund) – Class C	$325	$766	$1,334	$2,879
HighMark Geneva Small Cap Growth Fund (Target Fund) – Class C (if you did not redeem your shares)	$225	$766	$1,334	$2,879
Nationwide Geneva Small Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Class C	$325	$721	$1,244	$2,676
Nationwide Geneva Small Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$225	$721	$1,244	$2,676

HighMark Enhanced Growth Fund (Target Fund) – Class C	$308	$653	$1,124	$2,427
HighMark Enhanced Growth Fund (Target Fund) – Class C (if you did not redeem your shares)	$208	$653	$1,124	$2,427
Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined – Class C	$306	$637	$1,093	$2,358
Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$206	$637	$1,093	$2,358

Class C Shares (Target Funds and Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Value Fund (Target Fund) – Class C	$288	$590	$1,018	$2,208
HighMark Value Fund (Target Fund) – Class C (if you did not redeem your shares)	$188	$590	$1,018	$2,208
Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined – Class C	$278	$551	$949	$2,062
Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$178	$551	$949	$2,062

HighMark Cognitive Value Fund (Target Fund) – Class C	$311	$658	$1,131	$2,439
HighMark Cognitive Value Fund (Target Fund) – Class C (if you did not redeem your shares)	$211	$658	$1,131	$2,439
Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined – Class C	$307	$640	$1,098	$2,369
Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$207	$640	$1,098	$2,369

HighMark International Opportunities Fund (Target Fund) – Class C	$313	$658	$1,129	$2,431
HighMark International Opportunities Fund (Target Fund) – Class C (if you did not redeem your shares)	$213	$658	$1,129	$2,431
Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined – Class C	$295	$603	$1,037	$2,243
Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$195	$603	$1,037	$2,243

HighMark NYSE Arca Tech 100 Index Fund (Target Fund) – Class C	$271	$548	$951	$2,076
HighMark NYSE Arca Tech 100 Index Fund (Target Fund) – Class C (if you did not redeem your shares)	$171	$548	$951	$2,076
Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund) and Pro Forma Combined – Class C	$263	$505	$871	$1,900
Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$163	$505	$871	$1,900

HighMark Large Cap Core Equity Fund (Target Fund) – Class C	$285	$616	$1,074	$2,342
HighMark Large Cap Core Equity Fund (Target Fund) – Class C (if you did not redeem your shares)	$185	$616	$1,074	$2,342
Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund) and Pro Forma Combined – Class C	$285	$602	$1,044	$2,274
Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$185	$602	$1,044	$2,274

HighMark Small Cap Core Fund (Target Fund) – Class C	$325	$744	$1,289	$2,778
HighMark Small Cap Core Fund (Target Fund) – Class C (if you did not redeem your shares)	$225	$744	$1,289	$2,778
Nationwide HighMark Small Cap Core Fund (Acquiring Fund) and Pro Forma Combined – Class C	$325	$717	$1,235	$2,658
Nationwide HighMark Small Cap Core Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$225	$717	$1,235	$2,658

Class C Shares (Target Funds and Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Large Cap Growth (Target Fund) – Class C	$290	$619	$1,074	$2,336
HighMark Large Cap Growth (Target Fund) – Class C (if you did not redeem your shares)	$190	$619	$1,074	$2,336
Nationwide HighMark Large Cap Growth (Acquiring Fund) and Pro Forma Combined – Class C	$290	$607	$1,049	$2,278
Nationwide HighMark Large Cap Growth (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$190	$607	$1,049	$2,278

HighMark Balanced Fund (Target Fund) – Class C	$287	$691	$1,222	$2,675
HighMark Balanced Fund (Target Fund) – Class C (if you did not redeem your shares)	$187	$691	$1,222	$2,675
Nationwide HighMark Balanced Fund (Acquiring Fund) and Pro Forma Combined – Class C	$287	$707	$1,255	$2,749
Nationwide HighMark Balanced Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$187	$707	$1,255	$2,749

HighMark Equity Income Fund (Target Fund) – Class C	$278	$686	$1,222	$2,687
HighMark Equity Income Fund (Target Fund) – Class C (if you did not redeem your shares)	$178	$686	$1,222	$2,687
Nationwide Ziegler Equity Income Fund (Acquiring Fund) and Pro Forma Combined – Class C	$278	$701	$1,251	$2,752
Nationwide Ziegler Equity Income Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$178	$701	$1,251	$2,752

HighMark Bond Fund (Target Fund) – Class C	$243	$464	$809	$1,782
HighMark Bond Fund (Target Fund) – Class C (if you did not redeem your shares)	$143	$464	$809	$1,782
Nationwide HighMark Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C	$243	$443	$766	$1,680
Nationwide HighMark Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$143	$443	$766	$1,680

HighMark Short Term Bond Fund (Target Fund) – Class C	$232	$448	$787	$1,743
HighMark Short Term Bond Fund (Target Fund) – Class C (if you did not redeem your shares)	$132	$448	$787	$1,743
Nationwide HighMark Short Term Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C	$232	$414	$717	$1,578
Nationwide HighMark Short Term Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$132	$414	$717	$1,578

HighMark California Intermediate Tax-Free Bond Fund (Target Fund) – Class C	$226	$453	$802	$1,789
HighMark California Intermediate Tax-Free Bond Fund (Target Fund) – Class C (if you did not redeem your shares)	$126	$453	$802	$1,789
Nationwide HighMark California Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C	$226	$427	$751	$1,666
Nationwide HighMark California Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$126	$427	$751	$1,666

Class C Shares (Target Funds and Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark National Intermediate Tax-Free Bond Fund (Target Fund) – Class C	$224	$464	$826	$1,848
HighMark National Intermediate Tax-Free Bond Fund (Target Fund) – Class C (if you did not redeem your shares)	$124	$464	$826	$1,848
Nationwide HighMark National Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C	$224	$449	$796	$1,777
Nationwide HighMark National Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$124	$449	$796	$1,777

HighMark Wisconsin Tax-Exempt Fund (Target Fund) – Class C	$238	$475	$835	$1,850
HighMark Wisconsin Tax-Exempt Fund (Target Fund) – Class C (if you did not redeem your shares)	$138	$475	$835	$1,850
Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund) and Pro Forma Combined – Class C	$238	$454	$792	$1,748
Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund) and Pro Forma Combined – Class C (if you did not redeem your shares)	$138	$454	$792	$1,748

Fiduciary Class Shares (Target Funds) Institutional Service Class Shares (Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Geneva Mid Cap Growth Fund (Target Fund) – Fiduciary Class	$115	$387	$679	$1,511
Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$113	$353	$612	$1,352

HighMark Geneva Small Cap Growth Fund (Target Fund) – Fiduciary Class	$139	$529	$943	$2,100
Nationwide Geneva Small Cap Growth Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$139	$482	$849	$1,881

HighMark Enhanced Growth Fund (Target Fund) – Fiduciary Class	$122	$413	$725	$1,611
Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$122	$398	$695	$1,538

HighMark Value Fund (Target Fund) – Fiduciary Class	$102	$348	$614	$1,374
Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$102	$318	$552	$1,225

HighMark Cognitive Value Fund (Target Fund) – Fiduciary Class	$125	$418	$732	$1,624
Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$125	$403	$702	$1,551

HighMark International Opportunities Fund (Target Fund) – Fiduciary Class	$129	$420	$732	$1,617
Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$119	$372	$644	$1,420

HighMark NYSE Arca Tech 100 Index Fund (Target Fund) – Fiduciary Class	$85	$306	$545	$1,231
Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$85	$269	$469	$1,047

Fiduciary Class Shares (Target Funds) Institutional Service Class Shares (Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Large Cap Core Equity Fund (Target Fund) – Fiduciary Class	$99	$375	$673	$1,518
Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$99	$360	$642	$1,445

HighMark Small Cap Core Fund (Target Fund) – Fiduciary Class	$139	$506	$896	$1,991
Nationwide HighMark Small Cap Core Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$139	$478	$841	$1,861

HighMark Large Cap Growth (Target Fund) – Fiduciary Class	$104	$378	$673	$1,512
Nationwide HighMark Large Cap Growth (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$104	$365	$647	$1,449

HighMark Balanced Fund (Target Fund) – Fiduciary Class	$101	$452	$826	$1,879
Nationwide HighMark Balanced Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$101	$468	$861	$1,959

HighMark Equity Income Fund (Target Fund) – Fiduciary Class	$92	$447	$826	$1,892
Nationwide Ziegler Equity Income Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$92	$462	$856	$1,962

HighMark Bond Fund (Target Fund) – Fiduciary Class	$74	$291	$525	$1,199
Nationwide HighMark Bond Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$74	$269	$481	$1,091

HighMark Short Term Bond Fund (Target Fund) – Fiduciary Class	$61	$272	$500	$1,156
Nationwide HighMark Short Term Bond Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$61	$238	$429	$982

HighMark California Intermediate Tax-Free Bond Fund (Target Fund) – Fiduciary Class	$55	$277	$517	$1,204
Nationwide HighMark California Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$55	$251	$463	$1,075

HighMark National Intermediate Tax-Free Bond Fund (Target Fund) – Fiduciary Class	$53	$288	$541	$1,267
Nationwide HighMark National Intermediate Tax Free Bond Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$53	$273	$510	$1,192

HighMark Wisconsin Tax-Exempt Fund (Target Fund) – Fiduciary Class	$67	$300	$550	$1,269
Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund) and Pro Forma Combined – Institutional Service Class	$67	$278	$506	$1,161

Class M Shares (Target Funds and Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Cognitive Value Fund (Target Fund) – Class M	$110	$350	$609	$1,349
Nationwide Bailard Cognitive Value Fund (Acquiring Fund) and Pro Forma Combined – Class M	$106	$331	$574	$1,271

HighMark International Opportunities Fund (Target Fund) – Class M	$112	$350	$606	$1,340
Nationwide Bailard International Equities Fund (Acquiring Fund) and Pro Forma Combined – Class M	$94	$293	$509	$1,131

Class M Shares (Target Funds and Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Enhanced Growth Fund (Target Fund) – Class M	$107	$345	$601	$1,336
Nationwide Bailard Technology & Science Fund (Acquiring Fund) and Pro Forma Combined – Class M	$105	$328	$569	$1,259

Class U Shares (Target Funds and Acquiring Funds)	1 Year	3 Years	5 Years	10 Years
HighMark Value Fund (Target Fund) – Class U	$89	$282	$491	$1,094
Nationwide HighMark Value Fund (Acquiring Fund) and Pro Forma Combined – Class U	$77	$240	$417	$930

Comparison of Investment Objectives, Principal Investment Strategies and Principal Risks

Investment Objectives

The following chart states the investment objective of each Target Fund and each corresponding Acquiring Fund. Each corresponding Acquiring Fund’s investment objective is the same as the Target Fund. Each Target Fund’s and each Acquiring Fund’s investment objective is non-fundamental (i.e., it can be changed by the HighMark Board or the NMF Board without shareholder approval).

Target Fund	Acquiring Fund
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
To seek long-term capital appreciation.	The Fund seeks long-term capital appreciation.

HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund
To seek long-term capital appreciation.	The Fund seeks long-term capital appreciation.

HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
To seek long-term capital appreciation.	The Fund seeks long-term capital appreciation.

HighMark Value Fund	Nationwide HighMark Value Fund
To seek long-term capital growth; current income is a secondary objective.	The Fund seeks long-term capital growth; current income is a secondary objective.

HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
To seek long-term capital appreciation.	The Fund seeks long-term capital appreciation.

HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund
To seek long-term capital appreciation.	The Fund seeks long-term capital appreciation.

HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
To track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses.	The Fund seeks to track the total return of the NYSE Arca Tech 100 Index before deducting for Fund expenses.

HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
To seek long-term capital appreciation.	The Fund seeks long-term capital appreciation.

HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
To seek long-term capital appreciation.	The Fund seeks long-term capital appreciation.

HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
To seek long-term capital appreciation through investments in U.S. equity securities; current income is incidental.	The Fund seeks long-term capital appreciation through investments in U.S. equity securities; current income is incidental.

Target Fund	Acquiring Fund
HighMark Balanced Fund	Nationwide HighMark Balanced Fund
To seek capital appreciation and income; conservation of capital is a secondary consideration.	The Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration.

HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund
To seek total return from income and capital appreciation.	The Fund seeks total return from income and capital appreciation.

HighMark Bond Fund	Nationwide HighMark Bond Fund
To seek total return through investments in fixed-income securities.	The Fund seeks total return through investments in fixed-income securities.

HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
To seek total return through investments in fixed-income securities.	The Fund seeks total return through investments in fixed-income securities.

HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
To seek high current income that is exempt from federal income tax and California personal income tax.	The Fund seeks to provide high current income that is exempt from federal income tax and California personal income tax.

HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
To seek to provide high current income that is exempt from federal income tax.	The Fund seeks to provide high current income that is exempt from federal income tax.

HighMark Wisconsin Tax-Exempt Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
To seek to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.	The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.

Principal Investment Strategies

HighMark Geneva Mid Cap Growth Fund/Nationwide Geneva Mid Cap Growth Fund

HighMark Geneva Mid Cap Growth Fund and the Nationwide Geneva Mid Cap Growth Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.

Each Fund’s investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap Index at time of purchase (“U.S. mid-cap companies”), although a Fund may invest in companies outside this range. As of March 31, 2013, the market capitalization for companies included in the Russell Midcap Index ranged from approximately $321.9 million to $29.6 billion. These capitalization ranges vary with market changes and periodic reconstitution of the Index. Just following a reconstitution, the capitalization range of an Index may be significantly different than it was prior to the reconstitution. Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in U.S. mid-cap companies. Because the Funds may continue to hold a security whose market capitalization increases or decreases, a substantial portion of each Fund’s holdings can have market capitalizations outside the range of the Russell Midcap Index at any given time. In selecting growth stocks for each Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

Each Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”).

The Nationwide Geneva Mid Cap Growth Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Geneva Small Cap Growth Fund/Nationwide Geneva Small Cap Growth Fund

HighMark Geneva Small Cap Growth Fund and the Nationwide Geneva Small Cap Growth Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.

Each Fund’s investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase (“U.S. small-cap companies”), although a Fund may invest in companies outside this range. As of March 31, 2013, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $23.9 million to $5.9 billion. These capitalization ranges vary with market changes and periodic reconstitution of the Index. Just following a reconstitution, the capitalization range of an Index may be significantly different than it was prior to the reconstitution. Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in U.S. small-cap companies. Because the Funds may continue to hold a security whose market capitalization increases or decreases, a substantial portion of each Fund’s holdings can have market capitalizations outside the range of the Russell 2000 Index at any given time. In selecting growth stocks for a Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

Each Fund may also invest up to 10% of its assets in ETFs.

The Nationwide Geneva Small Cap Growth Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Enhanced Growth Fund/Nationwide Bailard Technology & Science Fund

HighMark Enhanced Growth Fund and the Nationwide Bailard Technology & Science Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund will, under normal market conditions, invest its assets primarily in common stocks that the subadviser believes have superior sales and earnings growth potential located in the United States and abroad. It is expected that, under normal market conditions, each Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications, biotechnology medical devices and pharmaceutical sectors, and may invest in other sectors if determined by a Fund’s subadviser to be in the shareholders’ best interests. Unlike HighMark Enhanced Growth Fund, the Nationwide Bailard Technology & Science Fund will invest at least 80% of its net assets in established companies in the technology and science sectors. Each Fund may also invest up to 25% of its assets in U.S. dollar denominated stocks and bonds of foreign companies located in both developed and emerging markets.

Using a combination of qualitative and quantitative techniques, each Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The subadviser seeks to add value to each Fund’s portfolio through stock selection. Each Fund will invest primarily in companies with market capitalizations within the market capitalization ranges of companies included in the NASDAQ-100 Index and/or the S&P North American Technology Sector Index. As of March 31, 2013, the market capitalization for companies included in the NASDAQ-100 Index and the S&P North American Technology Sector Index ranged from approximately $5.3 billion to $415.7 billion and $476.9 million to $415.7 billion, respectively. Each Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The subadviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund’s portfolio.

Each Fund may also invest opportunistically in initial public offerings (“IPOs”) and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the subadviser will utilize both public and private information sources to identify attractive candidates. Each Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the subadviser evaluates the scope of business of a company and its competitive landscape, as well as its management team’s experience.

Each Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk.

The Nationwide Bailard Technology & Science Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Value Fund/Nationwide HighMark Value Fund

HighMark Value Fund and the Nationwide HighMark Value Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund, under normal market conditions, invests in stocks and other securities that HCM believes are undervalued. HCM emphasizes a value-oriented approach to selecting stocks for each Fund’s portfolio. HCM first identifies stocks that it believes are undervalued relative to the market and to the security’s historical valuation. HCM then screens these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. Each Fund generally will invest in mid-cap to large-cap companies, although the Fund may invest in companies of any size, and a majority of them will pay dividends.

Each Fund considers a company to be a large capitalization company if the company’s capitalization is within the range of the market capitalization of the companies in the S&P 500 Index and/or the Russell 1000 Value Index. As of March 31, 2013, the market capitalization for companies included in the S&P 500 Index and the Russell 1000 Value Index ranged from approximately $1.8 billion to $415.7 billion and from approximately

$411.1 million to $402.8 billion, respectively. Each Fund considers a company to be a medium capitalization company if the company’s capitalization is within the range of the market capitalization of the companies in the Russell MidCap Index. As of March 31, 2013, the market capitalization for companies included in the Russell MidCap Index ranged from approximately $321.9 million to $29.6 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Each Fund may invest up to 25% of the Fund’s assets in foreign securities (which may include up to 5% of its assets in emerging markets securities), including American Depositary Receipts.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of HighMark Value Fund’s assets in very short-term debt obligations. In these and other cases, the Fund may not achieve its total return and income objectives.

The Nationwide HighMark Value Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Cognitive Value Fund/Nationwide Bailard Cognitive Value Fund

HighMark Cognitive Value Fund and the Nationwide Bailard Cognitive Value Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund will, under normal market conditions, invest its assets primarily in common stocks of small capitalization value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the S&P SmallCap 600/Citigroup Value Index. Under normal market conditions, each Fund may invest up to 25% of the Fund’s assets in common stocks of microcap companies whose market capitalization, measured at the time of purchase, is less than the minimum market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index. There is no minimum market capitalization limit for the companies in which a Fund may invest. As of March 31, 2013, the market capitalization for companies included in the S&P SmallCap 600/Citigroup Value Index ranged from approximately $73.9 million to $3.5 billion. Each Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the S&P SmallCap 600/Citigroup Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market.

As part of the portfolio management of each Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or “rule of thumb” biases) and cognitive errors. The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

Each Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks of foreign companies, including up to 5% of its assets in securities of emerging market companies. HighMark Cognitive Value Fund may also invest up to 25% of its assets in bonds of foreign companies.

Each Fund may use derivatives, such as options, futures and other derivatives, for investing and to hedge its investments and risk. In addition, each Fund may invest up to 10% of its assets in ETFs to provide liquidity and diversified exposure to the small cap value markets and sectors.

The Nationwide Bailard Cognitive Value Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark International Opportunities Fund/Nationwide Bailard International Equities Fund

HighMark International Opportunities Fund and the Nationwide Bailard International Equities Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund will, under normal market conditions, invest its assets primarily (at least 80% of its net assets in the case of the Nationwide Bailard International Equities Fund) in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. Each Fund will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, each Fund’s holdings will be spread across multiple industries and geographic regions. Under normal circumstances, HighMark International Opportunities Fund will invest at least 65% of its assets, measured at the time of purchase, in equity securities of non-U.S. companies.

Each Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. Each Fund’s subadviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The subadviser’s stock selection models rank securities according to various measures of value, momentum, quality and analysts’ expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The subadviser generally over-weights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The subadviser aims to remain neutral with respect to sectors. In overweighting and underweighting, the subadviser may consider global market indices and its own estimates of competitor portfolio weightings.

Each Fund may also invest in equity securities of U.S. companies. Each Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.

Each Fund may also invest up to 10% of its assets in ETFs to provide diversified exposure to different international markets and sectors.

The Nationwide Bailard International Equities Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark NYSE Arca Tech 100 Index Fund/Nationwide Ziegler NYSE Arca Tech 100 Index Fund

HighMark NYSE Arca Tech 100 Index Fund and the Nationwide Ziegler NYSE Arca Tech 100 Index Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. As of March 31, 2013, the market capitalization for companies included in the NYSE Arca Tech 100 Index ranged from approximately $272.5 million to $238.9 billion.

To pursue its principal investment strategy, each Fund, under normal market conditions, invests substantially all of its assets in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. Each Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. Each Fund will also under normal circumstances maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e., up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the subadviser, to, invest immediately in securities included in the NYSE Arca Tech 100 Index.

The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, each Fund is permitted to invest more than 25% of its net assets in securities of companies in the technology sector. From time to time, under normal market conditions, up to 5% of each Fund’s assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, each Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the NASDAQ-100 Index, which are derivatives. Subject to regulatory limitations, each Fund may also invest up to 10% of its assets in ETFs that are based on the NASDAQ-100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such ETFs.

The Nationwide Ziegler NYSE Arca Tech 100 Index Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Large Cap Core Equity Fund/Nationwide HighMark Large Cap Core Equity Fund

HighMark Large Cap Core Equity Fund and the Nationwide HighMark Large Cap Core Equity Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund invests primarily in common stocks of large-capitalization U.S. companies. Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in equity securities of large-capitalization companies. Each Fund considers a company to be a large capitalization company if the company’s capitalization is equal to or greater than the top 60% of the companies that comprise the Russell 1000 Index. As of March 31, 2013, the market capitalization for companies included in the top 60% of companies that comprise the Russell 1000 Index ranged from approximately $5.0 billion to $415.7 billion. Each Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The subadviser or, as applicable, adviser uses an actively managed bottom-up stock selection process for choosing securities across a large-cap equity market universe. Each Fund seeks to identify those securities most attractive from a fundamental perspective, based on certain valuation factors and management criteria, and the potential for price appreciation. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Investments are sold when, as determined by the subadviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

Under normal circumstances, each Fund generally will tend to keep cash exposure as low as practical to manage the Fund efficiently. Each Fund may invest in futures and other derivative instruments to reduce the impact of any cash exposure on the Fund’s performance. Each Fund may invest up to 20% of the Fund’s assets in foreign securities (which may include up to 5% of the Fund’s assets in emerging market securities), including American Depositary Receipts.

HighMark Large Cap Core Equity Fund may also invest in other types of securities, including bonds, as appropriate, to meet the Fund’s objective. Under volatile market conditions or extraordinary cash flow situations, the portfolio managers of HighMark Large Cap Core Equity Fund may invest up to 20% of the Fund’s assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

The Nationwide HighMark Large Cap Core Equity Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Small Cap Core Fund/Nationwide HighMark Small Cap Core Fund

HighMark Small Cap Core Fund and the Nationwide HighMark Small Cap Core Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund invests primarily in stocks of U.S. small capitalization companies that the subadviser or adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in equity securities of small capitalization companies. Each Fund considers a company to be a small capitalization company if the company’s capitalization is within the range of the market capitalization of the companies in the Russell 2000 Index. As of March 31, 2013, the market capitalization for companies included in the Russell 2000 Index ranged from approximately $23.9 million to $5.9 billion. Each Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The subadviser or adviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The subadviser or adviser seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria and potential for price appreciation to allocate security holdings. Each Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the subadviser or adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily U.S. small-cap equity securities, each Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts, which may include up to 5% of its assets in emerging markets securities. Each Fund may also invest in derivatives (including equity index futures) and ETFs as warranted. Derivatives, particularly index futures and options, may be used by a Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. Fixed-income and cash equivalent assets will generally not exceed 10% of the total assets of a Fund under normal market conditions. Investment in such securities could make it more difficult for the Fund to achieve its goals.

The Nationwide HighMark Small Cap Core Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Large Cap Growth Fund/Nationwide HighMark Large Cap Growth Fund

HighMark Large Cap Growth Fund and the Nationwide HighMark Large Cap Growth Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund invests primarily in common stocks of large U.S. growth companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices. In particular, HCM looks for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in large capitalization companies. Each Fund generally considers a company to be a large capitalization company if the company’s capitalization is greater than $5 billion. Each Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In addition to the securities described above, each Fund may invest up to 20% of the Fund’s assets in foreign securities (which may include up to 10% of the Fund’s assets in emerging market securities), including American Depositary Receipts.

HighMark Large Cap Growth Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers of HighMark Large Cap Growth Fund may invest more than 20% of the Fund’s assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

The Nationwide HighMark Large Cap Growth Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Balanced Fund/Nationwide HighMark Balanced Fund

HighMark Balanced Fund and the Nationwide HighMark Balanced Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund, under normal market conditions, invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, each Fund’s specific allocation among stocks, bonds and other securities will vary depending on the subadviser’s or portfolio manger’s assessment of business, economic and market conditions.

Each Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade (the four highest rating categories of nationally recognized statistical ratings organizations) at the time of purchase. Each Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody’s; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund’s investment adviser or subadviser.

To select bonds for a Fund, HCM considers such factors as the potential direction of interest rates and the U.S. economy, the outlook for one sector of the bond market versus another and the value that one bond may represent versus another. HCM also considers the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. Each Fund may continue to hold a bond that has been downgraded if HCM believes it is in shareholders’ best interest to do so.

Each Fund invests its equity security allocation primarily (at least 80% with respect to the Target Fund) in common stocks of large U.S. companies. Each Fund generally considers a company to be a large-cap company if the company’s capitalization is greater than $5 billion. Each Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. In particular, HCM looks for companies with certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

In addition to the securities described above, each Fund may invest up to 20% of the Fund’s assets in foreign securities (which may include up to 10% of the Fund’s assets in emerging market securities), including American Depositary Receipts.

In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of HighMark Balanced Fund’s assets in very short-term debt obligations. Such a strategy could make it more difficult for a Fund to achieve its objective of capital appreciation and income.

The Nationwide HighMark Balanced Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Equity Income Fund/Nationwide Ziegler Equity Income Fund

HighMark Equity Income Fund and the Nationwide Ziegler Equity Income Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.

The subadviser uses a stock selection process that begins by identifying U.S. dividend paying common and/or preferred stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000 Value Index (the “investable universe”). As of March 31, 2013, the market capitalization for companies included in the Russell 1000 Value Index ranged from approximately $411.1 million to $402.8 billion. Each Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The subadviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The subadviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative sector. The subadviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.

Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in equity securities. Under normal market conditions, each Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, American Depositary Receipts, bonds and index futures contracts and index options, including options on futures contracts, and other derivatives.

Each Fund also may invest up to 10% of its assets in ETFs and in options on ETFs. Each Fund is permitted to invest more than 25% of the Fund’s net assets in common stocks of companies which operate in the financial services sector.

The Nationwide Ziegler Equity Income Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Bond Fund/Nationwide HighMark Bond Fund

HighMark Bond Fund and the Nationwide HighMark Bond Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Under normal market conditions, each Fund invests primarily in fixed income securities, which include:

•	Debt obligations issued or guaranteed by the U.S. government or by U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities.

•	Corporate debt securities issued by U.S. or foreign companies that are in the four highest rating categories of nationally recognized rating agencies such as Moody’s or S&P (“investment grade”).

•	Investment-grade fixed income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•

Investment-grade fixed income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in fixed income securities. Each Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody’s and/or BBB- by S&P, but have a minimum rating of B3 by Moody’s and/or B- by S&P at the time of investment (high-yield bonds). In addition to these, each Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of HighMark Bond Fund’s assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives. The Nationwide HighMark Bond Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings. Each Fund will maintain an average duration of between 3 and 6 years, which HCM expects to be within one year of the duration of the Barclays U.S. Aggregate Bond Index.

HCM will consider several factors when selecting securities for the Fund’s portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

HCM also considers the current state of a fixed-income security issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. HCM may continue to hold a fixed-income security that has been downgraded if it believes it is in the best interest of a Fund’s shareholders.

HighMark Short Term Bond Fund/Nationwide HighMark Short Term Bond Fund

HighMark Short Term Bond Fund and the Nationwide HighMark Short Term Bond Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund invests primarily in bonds (or fixed income securities) which include:

•	Debt obligations issued or guaranteed by the U.S. government or U.S. government agencies, U.S. government sponsored enterprises and U.S. government instrumentalities.

•	Corporate debt securities issued by U.S. or foreign companies that are in the four highest rating categories of nationally recognized rating agencies such as Moody’s or S&P (“investment grade”).

•	Investment-grade fixed income securities backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

•

Investment-grade fixed income securities backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, each Fund will invest at least 80% of its net assets plus borrowings in fixed income securities. Each Fund will maintain an average duration of between 1 and 3 years.

Each Fund may also invest up to 10% of its assets in issues which are rated below Baa3 by Moody’s and/or BBB- by S&P, but have a minimum rating of B3 by Moody’s and/or B- by S&P at the time of investment (high-yield bonds, or “junk bonds”). In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of HighMark Short Term Bond Fund’s assets in very short-term debt obligations. Such a defensive strategy could make it more difficult for HighMark Short Term Bond Fund to achieve its goals.

The Nationwide HighMark Short Term Bond Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HCM considers several factors when selecting securities for each Fund’s portfolio, including:

•	An assessment of the future level of interest rates and inflation.

•	Expectations for U.S. and global economic growth.

•	Relative yields among securities in various market sectors.

•	The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

HCM also considers the current state of a fixed-income security issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. HCM may continue to hold a fixed-income security that has been downgraded if it believes it is in the best interest of a Fund’s shareholders. Each Fund may sell a security if, among other reasons, the credit quality of the security deteriorates significantly or if a better relative value can be obtained from another security.

HighMark California Intermediate Tax-Free Bond Fund/Nationwide HighMark California Intermediate Tax Free Bond Fund

HighMark California Intermediate Tax-Free Bond Fund and the Nationwide HighMark California Intermediate Tax Free Bond Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund invests primarily in investment-grade (either rated in the four highest rating categories of nationally recognized statistical ratings organizations or determined by the investment adviser or subadviser to be of comparably high quality) municipal bonds and notes (or fixed income securities) that are tax-exempt in California. Each Fund considers a security to be investment grade if it is rated BBB- or better by S&P; Baa3 or better by Moody’s; similarly rated by another nationally recognized securities rating organization; or, if not rated, determined to be of comparably high quality by the Fund’s investment adviser or subadviser.

Under normal market conditions, each Fund will invest at least 80% of its assets (net assets in the case of the Acquiring Fund) in bonds, the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Funds will invest primarily in California municipal bonds, they may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, each Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, such as if there is a temporary lack on bonds available that are exempt from federal and California state taxes and that fit within a Fund’s investment restrictions, each Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal or California state taxes, which would make it more difficult for a Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (“AMT”) should note that the portfolio managers will invest at least 80% of each Fund’s net assets in bonds that pay interest exempt from the AMT under normal market conditions.

Each Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for each Fund’s portfolio, HCM considers factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general and California’s economy in particular.

•	The credit rating and stability of the issuers.

Each Fund also may invest in futures and options on futures, which are derivatives, for the purpose of achieving the Fund’s objectives and for adjusting portfolio risk. Each Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of a Fund. Each Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund’s net assets.

The Nationwide HighMark California Intermediate Tax Free Bond Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark National Intermediate Tax-Free Bond Fund/Nationwide HighMark National Intermediate Tax Free Bond Fund

HighMark National Intermediate Tax-Free Bond Fund and the Nationwide HighMark National Intermediate Tax Free Bond Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Each Fund invests primarily in municipal bonds and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal market conditions, each Fund will invest at least 80% of its assets (net assets in the case of the Acquiring Fund) in bonds (or fixed income securities) the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal market conditions, each Fund will invest at least 65% of its net assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, such as if there is a temporary lack of bonds available that are exempt from federal taxes and that fit within a Fund’s investment restrictions, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals, including providing high current income that is exempt from federal income tax. Investors who may be subject to the AMT should note that the portfolio managers will invest at least 80% of each Fund’s net assets in bonds that pay interest exempt from the AMT under normal market conditions.

Each Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund’s portfolio, HCM considers factors such as:

•	The potential direction of interest rate changes.

•	Their expectations for the U.S. economy in general.

•	The credit rating and stability of the issuers.

Each Fund also may invest in futures and options on futures, which are derivatives, for the purpose of achieving the Fund’s objectives and for adjusting portfolio risk. Each Fund may invest in futures and options on futures based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security or securities represented by an index are permitted investments of a Fund. Each Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 10% of a Fund’s net assets. In addition, each Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

The Nationwide HighMark National Intermediate Tax Free Bond Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

HighMark Wisconsin Tax-Exempt Fund/Nationwide Ziegler Wisconsin Tax Exempt Fund

HighMark Wisconsin Tax-Exempt Fund and the Nationwide Ziegler Wisconsin Tax Exempt Fund have substantially similar principal investment strategies, except as noted below, that are described as follows:

Under normal market conditions, each Fund invests at least 80% of its total (Target Fund)/net (Acquiring Fund) assets in municipal securities issued by the State of Wisconsin, its municipalities, other political subdivisions and public authorities of Wisconsin and similar obligations of other agencies and entities that pay interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax (including territories and possessions of the United States and their political subdivisions and political authorities, and certain other governmental issuers) and also from federal and applicable Wisconsin alternative minimum taxes.

Debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions and certain other governmental issuers, the interest on which is exempt from federal income tax, are referred to as “tax exempt obligations.”

When the subadviser is unable to find a sufficient supply of qualifying tax exempt obligations issued in Wisconsin that the subadviser believes could be good investments for the Funds, the subadviser may invest more than 25% of the Fund’s net assets in debt obligations (or fixed-income securities) issued by or on behalf of Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa, the Northern Mariana Islands and their municipalities and other political subdivisions and public authorities, the income from which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Wisconsin personal income tax.

Each Fund invests primarily in tax exempt obligations that are rated investment grade (in the four highest rating categories of nationally recognized statistical ratings organizations) at the time of purchase (i.e., at least Baa3/BBB-) or that are unrated but that the subadviser determines, at the time of purchase, are of comparable quality to obligations rated investment grade.

Each Fund may invest up to 20% of its net assets in tax exempt obligations that are rated below investment grade (but not rated below B) and in unrated bonds that the subadviser determines, at the time of purchase, to be of comparable quality (these below investment-grade obligations are sometimes referred to as junk bonds or high-yield bonds).

It is possible that, after a Fund purchases a tax exempt obligation that meets its credit quality standards, the obligation may be downgraded or the subadviser may reassess its view of the issuer’s credit quality. The subadviser will consider such an event in determining whether a Fund should continue to hold the obligation, but will not automatically dispose of the obligation solely because it has been downgraded. However, if such a downgrade causes more than 5% of a Fund’s total assets to be invested in tax exempt obligations that do not meet the Fund’s minimum credit standards, then the subadviser intends to sell some of the lower quality tax exempt obligations so that less than 5% of the Fund’s total assets are invested in such obligations.

In analyzing rated and unrated tax exempt obligations, the subadviser obtains and reviews available information on the creditworthiness of the parties obligated to make principal and interest payments (including any parties who guarantee the borrower’s payment obligations). The subadviser also considers various qualitative factors and trends that affect tax exempt obligations generally. A significant portion of the credit ratings of the tax exempt obligations held by the Fund are enhanced by insurance, although the ability of the insurer to pay principal and interest in the event of a default by the issuer cannot be assured.

The Nationwide Ziegler Wisconsin Tax Exempt Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal investment strategy, as it prevents the Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Principal Investment Risks

Each Fund cannot guarantee that it will achieve its investment objective. As with any fund, the value of each Fund’s investments – and therefore, the value of Fund shares – may fluctuate.

The following pages provide the risks of each Target Fund and its corresponding Acquiring Fund. Each corresponding Target Fund’s risks are substantially similar to those of the Acquiring Fund.

HighMark Geneva Mid Cap Growth Fund/Nationwide Geneva Mid Cap Growth Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Exchange-traded funds risk – An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Geneva Small Cap Growth Fund/Nationwide Geneva Small Cap Growth Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Small-cap risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Small companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Exchange-traded funds risk – An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transactions costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Enhanced Growth Fund/Nationwide Bailard Technology & Science Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Sector risk – the risk associated with exposure to any one sector. Because the Fund’s investment universe currently consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, biotechnology, medical devices and pharmaceutical sectors, the Fund has a heavy weighting in these sectors.

The Fund’s investments in technology related and health care related sectors such as these expose the Fund to risks associated with economic conditions in the technology and healthcare markets to a greater extent than funds not concentrated in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

New public company risk – the risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets and ethnic, religious and racial conflicts.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – when options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

HighMark Value Fund/Nationwide HighMark Value Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Value style risk – value investing carries the risk that the market will not recognize a security’s book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Cognitive Value Fund/Nationwide Bailard Cognitive Value Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Microcap risk – investing in microcap companies involves greater risk than in investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Exchange-traded funds risk – an investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the NAV of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – when options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark International Opportunities Fund/Nationwide Bailard International Equities Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Forwards – using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

Options – when options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

Exchange-traded funds risk – an investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the NAV of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Hedging risk – when a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund’s risk, it may not always perfectly offset one position with another. As a result, there is no assurance that the Fund’s hedging transactions will be effective.

HighMark NYSE Arca Tech 100 Index Fund/Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Concentration risk – the risk associated with exposure to any one industry or sector. The Fund, from time to time, focuses its investments (i.e., invests more than 25% of its net assets) in the technology sector. This sector concentration exposes the Fund to risks associated with economic conditions in the technology sector. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – when options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

Exchange-traded funds risk – an investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the NAV of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Large Cap Core Equity Fund/Nationwide HighMark Large Cap Core Equity Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Small Cap Core Fund/Nationwide HighMark Small Cap Core Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Small companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Exchange-traded funds risk – an investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the NAV of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – when options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Large Cap Growth Fund/Nationwide HighMark Large Cap Growth Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Balanced Fund/Nationwide HighMark Balanced Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed and asset-backed securities risk – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets and ethnic, religious and racial conflicts.

Regulatory risk – the risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock or bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Equity Income Fund/Nationwide Ziegler Equity Income Fund

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Exchange-traded funds risk – an investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the NAV of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Concentration risk – the risk associated with exposure to any one industry or sector. Because the Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services based companies, the Fund focuses its investments (i.e., invests more than 25% of its net assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

•

Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.

•	Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.

•	Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

•	Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – when options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

Preferred stock risk – Preferred stocks do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Fixed income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Value stock risk – value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Bond Fund/Nationwide HighMark Bond Fund

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Mortgage-backed and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Short Term Bond Fund/Nationwide HighMark Short Term Bond Fund

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Mortgage-backed and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark California Intermediate Tax-Free Bond Fund/Nationwide HighMark California Intermediate Tax Free Bond Fund

California state specific risk – by concentrating its investments in California, the Fund may be more susceptible to factors adversely affecting issuers of California municipal bonds than a comparable fund that does not concentrate in a single state. For example, the Fund may be affected significantly by economic, regulatory, or political developments affecting the ability of California municipal issuers to pay interest or repay principal. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation and vote initiatives could have an adverse effect on the debt obligations of California municipal issuers. By concentrating its investments in bonds issued in California, the Fund’s credit risk is dependent on the ability of the state and its cities and municipalities to make timely payments on their obligations.

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options on futures – if the Fund is unable to close a written option on a futures contract, the Fund could be subject to substantial losses. Options on futures contracts that expire unexercised have no value.

Alternative minimum tax risk – the Fund may invest up to 20% of its total assets in municipal securities that generate interest which is subject to AMT. As a result, taxpayers who are subject to AMT potentially could earn a lower after-tax return.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark National Intermediate Tax-Free Bond Fund/Nationwide HighMark National Intermediate Tax Free Bond Fund

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options on futures – if the Fund is unable to close a written option on a futures contract, the Fund could be subject to substantial losses. Options on futures contracts that expire unexercised have no value.

Alternative minimum tax risk – the Fund may invest up to 20% of its total assets in municipal securities that generate interest which is subject to AMT. As a result, taxpayers who are subject to AMT potentially could earn a lower after-tax return.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

HighMark Wisconsin Tax-Exempt Fund/Nationwide Ziegler Wisconsin Tax Exempt Fund

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Geographic concentration risk – the Fund normally will invest significant portions of its assets in several specific geographic areas, including Wisconsin and, to a lesser extent, U.S. territories, for example, Puerto Rico, Guam, the U.S. Virgin Islands, American Samoa and the Northern Mariana Islands. Political, legislative, business and economic conditions and developments within these areas will affect the Fund’s performance, because the Fund’s investments primarily will be made in those geographic territories. For example, the Fund may be affected significantly by economic, regulatory or political developments affecting the ability of municipal issuers in these jurisdictions to pay interest or repay principal. Future political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulation, litigation or voter initiatives could have an adverse effect on the debt obligations of municipal issuers. By concentrating its investments in bonds issued in specific geographic areas, the Fund’s credit risk is more dependent on the ability of the territory or state and its cities and municipalities to make timely payments on their obligations.

Concentration risk – the risk associated with exposure to any one industry or sector. Any economic, business, political and other changes that affect one such revenue bond potentially could affect other revenue bonds in the same industry segment. The resulting industry concentration could increase the Fund’s market risk or credit risk, or both.

Limited supply risk – only limited categories of tax exempt obligations are exempt from both federal income tax and Wisconsin personal income tax. Because there are limited categories of these double tax exempt bonds, the Fund may not always be able to invest its assets in tax exempt obligations issued in Wisconsin.

Alternative minimum tax risk – the Fund may invest up to 20% of its total assets in municipal securities that generate interest which is subject to AMT. As a result, taxpayers who are subject to the AMT potentially could earn a lower after-tax return.

Nondiversified fund risk – the Fund is a “nondiversified” fund under the 1940 Act. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, and thereby have greater exposure to risks associated with an individual issuer.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Comparison of Fundamental and Non-Fundamental Investment Policies

As required by the 1940 Act, each of the HighMark Trust and the NMF Trust, on behalf of its series, has adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, making loans, diversifying investments and investing in commodities, and has also adopted certain non-fundamental investment policies. Fundamental investment policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding voting securities of the Fund as of the record date are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of a Fund as of the record date. Changes to non-fundamental investment policies do not require shareholder approval and may be changed by the vote of either the HighMark or NMF Trust’s Board of Trustees, as applicable. The fundamental investment policies of the Target Funds and the Acquiring Funds are similar, but there are some differences. Below is a discussion of some of the more notable differences between the fundamental policies of the Target Funds and the Acquiring Funds.

Exercise Control or Management/Ownership of Securities By Officers and Directors. Each of HighMark Large Cap Growth Fund, HighMark Balanced Fund and HighMark Bond Fund has adopted a fundamental policy that they may not invest in any issuer for purposes of exercising control or management and that they may not purchase or retain securities of any issuer if the officers or trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities. The Nationwide HighMark Large Cap Growth Fund, the Nationwide HighMark Balanced Fund and the Nationwide HighMark Bond Fund do not have a comparable policy.

Securities on Margin/Short Sales/Joint Trading Account. Each of HighMark Large Cap Growth Fund, HighMark Balanced Fund and HighMark Bond Fund has adopted a fundamental policy that they may not purchase securities on margin (except that such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short or participate on a joint or joint and several basis in any securities trading account. Each of the Nationwide HighMark Large Cap Growth Fund, the Nationwide HighMark Balanced Fund and the Nationwide HighMark Bond Fund has adopted a similar restriction on purchasing securities on margin and selling securities short that is non-fundamental, but they do not disclose a comparable policy regarding restrictions involving a joint securities trading account.

Mortgage, Pledge or Hypothecation of Assets. Each of HighMark Large Cap Growth Fund, HighMark Balanced Fund and HighMark Bond Fund has adopted a fundamental investment restriction to not mortgage, pledge or hypothecate any assets, except in connection with permissible borrowings and not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets of the time of its borrowing. HighMark Value Fund has a fundamental policy that it may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. The Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide HighMark Bond Fund and Nationwide HighMark Value Fund each have a non-fundamental policy not to pledge, mortgage, or hypothecate any assets owned by such Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets.

Investment in Other Investment Companies. Each of HighMark Large Cap Growth Fund, HighMark Balanced Fund, and HighMark National Intermediate Tax-Free Bond Fund has adopted a fundamental policy that they may not purchase securities of other investment companies, except as permitted by the 1940 Act. The Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund and Nationwide HighMark National Intermediate Tax Free Bond Fund have adopted a similar restriction on purchasing the securities of other investment companies, but it is non-fundamental.

Diversification. Each of the Nationwide Bailard Cognitive Value Fund, the Nationwide Bailard Technology & Science Fund and the Nationwide Bailard International Equities Fund has adopted a fundamental policy that they may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund have not disclosed similar policies but are subject to comparable diversification restrictions under the 1940 Act.

Real Estate. Each of the Target Funds except HighMark Large Cap Growth Fund, HighMark Balanced Fund, and HighMark Bond Fund (which have a fundamental policy) has adopted non-fundamental policies that restrict the purchase or sale of real estate. Each of the Acquiring Funds has adopted a fundamental policy restriction regarding the purchase or sale of real estate.

80% Investment Policy. Under normal market conditions, the HighMark California Intermediate Tax-Free Bond Fond will invest at least 80% of its assets, and the Nationwide California Intermediate Tax-Free Bond Fund will invest at least 80% of its net assets, in bonds, the income from which is exempt from both federal income tax and California personal income tax. Similarly, under normal market conditions, the HighMark National Intermediate Tax-Free Bond Fund will invest at least 80% of its assets and the Nationwide HighMark National Intermediate Tax Free bond Fund will invest at least 80% of its net assets in bonds (or fixed income securities) the income from which is exempt from federal income tax.

Further information about each Fund’s fundamental and non-fundamental investment policies are contained in the section titled “Investment Restrictions” in the Target Funds’ SAI and the section titled “Investment Restrictions” in the Acquiring Funds’ SAI. The SAIs are on file with the SEC and may be obtained by contacting the Target Funds or the Acquiring Funds by calling the phone number on the cover page of this Proxy Statement/Prospectus.

Comparison of Portfolio Turnover

The portfolio turnover for each Target Fund for the fiscal year ended July 31, 2012 is listed below. The Acquiring Funds have not commenced operations as of the date of this Proxy Statement/Prospectus; however, it is anticipated that each Acquiring Fund’s portfolio turnover rates will likely be similar to that of the corresponding Target Fund.

Target Fund	Portfolio Turnover Rate
HighMark Geneva Mid Cap Growth Fund	17%
HighMark Geneva Small Cap Growth Fund	45
HighMark Enhanced Growth Fund	11
HighMark Value Fund	44	*
HighMark Cognitive Value Fund	268
HighMark International Opportunities Fund	102
HighMark NYSE Arca Tech 100 Index Fund	30
HighMark Large Cap Core Equity Fund	78	*
HighMark Small Cap Core Fund	106	*
HighMark Large Cap Growth	53
HighMark Balanced Fund	46
HighMark Equity Income Fund	79
HighMark Bond Fund	44
HighMark Short Term Bond Fund	45
HighMark California Intermediate Tax-Free Bond Fund	34
HighMark National Intermediate Tax-Free Bond Fund	20
HighMark Wisconsin Tax-Exempt Fund	13

*	Excludes purchases and sales of funds reorganized into the HighMark Trust. If these transactions were included, portfolio turnover would have been higher.

Comparison of Fund Performance

If a Reorganization is approved, the Acquiring Fund will assume the performance history of its corresponding Target Fund. Each Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Proxy Statement/Prospectus. For more information about performance, see the “Performance Information” section of the Target Fund Prospectuses, which are incorporated herein by reference.

Comparison of Investment Advisers and Other Service Providers

Investment Advisers

HCM serves as investment adviser for each Target Fund and will serve as the subadviser of the Acquiring Funds listed below if the Reorganizations are approved. HCM, a California corporation located at 350 California Street, Suite 1600, San Francisco, California 94104, is an investment adviser registered with the SEC. As of March 31, 2013, HCM had approximately $19.3 billion in assets under management. HCM (and its predecessors) has provided investment management services to individuals, institutions and large corporations since 1919. HCM is a wholly-owned subsidiary of UB. UB is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is wholly-owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”). BTMU is in turn a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc.

Target Funds	Acquiring Funds to be subadvised by HCM
HighMark Value Fund	Nationwide HighMark Value Fund
HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
HighMark Balanced Fund	Nationwide HighMark Balanced Fund
HighMark Bond Fund	Nationwide HighMark Bond Fund
HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund

Bailard serves as subadviser for each Target Fund listed below and will serve as the subadviser of each corresponding Acquiring Fund if the Reorganizations are approved. Bailard, a California corporation located at 950 Tower Lane, Suite 1900, Foster City, California 94404, is an investment adviser registered with the SEC. As of March 31, 2013, Bailard had approximately $2.0 billion in assets under management. Bailard has provided investment management services since 1972.

Target Funds	Acquiring Funds to be subadvised by Bailard
HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund

Geneva Capital serves as subadviser for each Target Fund listed below and will serve as the subadviser of each corresponding Acquiring Fund if the Reorganizations are approved. Geneva Capital, a Wisconsin corporation located at 100 E. Wisconsin Avenue, Suite 2550, Milwaukee, Wisconsin 53202, is an investment adviser registered with the SEC. As of March 31, 2013, Geneva Capital had approximately $5.2 billion in assets under management. Geneva Capital has provided investment management services since 1987.

Target Funds	Acquiring Funds to be subadvised by Geneva Capital
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund

ZLCM serves as subadviser for each Target Fund listed below and will serve as the subadviser of each corresponding Acquiring Fund if the Reorganizations are approved. ZLCM, a Wisconsin limited liability company located at 20 North Clark Street, Suite 3400, Chicago, Illinois 60602, is an investment adviser registered with the SEC. As of March 31, 2013, ZLCM had approximately $4.0 billion in assets under management. ZLCM has provided investment management services since 1984.

Target Funds	Acquiring Funds to be subadvised by ZLCM
HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund
HighMark Wisconsin Tax-Exempt FundG	Nationwide Ziegler Wisconsin Tax Exempt Fund

NF Advisors, located at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of the Acquiring Funds’ assets and supervises the daily business affairs of each Acquiring Fund. Subject to the supervision of the NMF Board, NF Advisors also determines the allocation of Acquiring Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NF Advisors was organized in 1999 as an investment adviser for mutual funds. As of December 31, 2012, NF Advisors had approximately $43.9 billion in assets under management. NF Advisors is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”).

For their services as investment advisers, HCM and NF Advisors are entitled to receive the following annual investment advisory fees, paid daily as a percentage of average daily net assets:

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
0.75% up to $250 million 0.70% on the next $250 million up to $500 million 0.65% above $500 million	0.75% up to $250 million 0.70% on the next $250 million up to $500 million 0.65% above $500 million

HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund
1.00% up to $250 million 0.95% on the next $250 million up to $500 million 0.90% above $500 million	1.00% up to $250 million 0.95% on the next $250 million up to $500 million 0.90% above $500 million

HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
0.75% up to $500 million 0.70% on the next $500 million up to $1 billion 0.65% above $1 billion	0.75% up to $500 million 0.70% on the next $500 million up to $1 billion 0.65% above $1 billion

HighMark Value Fund	Nationwide HighMark Value Fund
0.60%	0.60%

HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
0.75% up to $500 million 0.70% above $500 million	0.75% up to $500 million 0.70% above $500 million

HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund
0.75% up to $1 billion 0.70% above $1 billion	0.75% up to $1 billion 0.70% above $1 billion

HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
0.50% up to $50 million 0.30% on the next $200 million up to $250 million 0.25% on the next $250 million up to $500 million 0.20% above $500 million	0.50% up to $50 million 0.30% on the next $200 million up to $250 million 0.25% on the next $250 million up to $500 million 0.20% above $500 million

HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
0.60%	0.60%

HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
0.95%	0.95%

HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
0.60%	0.60%

HighMark Balanced Fund	Nationwide HighMark Balanced Fund
0.60%	0.60%

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)
HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund
0.55% up to $100 million 0.50% on the next $400 million up to $500 million 0.45% above $500 million	0.55% up to $100 million 0.50% on the next $400 million up to $500 million 0.45% above $500 million

HighMark Bond Fund	Nationwide HighMark Bond Fund
0.50%	0.50% up to $250 million 0.475% on the next $750 million up to $1 billion 0.45% on the next $1 billion up to $2 billion 0.425% on the next $3 billion up to $5 billion 0.40% above $5 billion

HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
0.40%

0.35% up to $500 million

0.34% on the next $500 million up to $1 billion

0.325% on the next $2 billion up to $3 billion

0.30% on the next $2 billion up to $5 billion

0.285% on the next $5 billion up to $10 billion

0.275% above $10 billion

HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
0.50%	0.50%

HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
0.50%	0.50%

HighMark Wisconsin Tax-Exempt Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
0.50% up to $250 million 0.40% above $250 million	0.50% up to $250 million 0.40% above $250 million

The chart below shows certain Target Funds and their corresponding Acquiring Funds (each of which will be subadvised by HCM) into which such Target Funds are proposed to be reorganized. This chart also includes subadvisory fees payable to HCM and Rule 12b-1 fees paid to UBIS for services it will provide to the Acquiring Fund shareholders. The subadvisory fees payable to HCM for the applicable Acquiring Fund will be lower post-reorganization than the advisory fees currently paid to HCM.

If a Reorganization is approved by shareholders of a Target Fund, and all of the terms and conditions with respect to the Reorganizations are satisfied, all shareholders of the Target Fund as of the closing of the Reorganizations will automatically be invested in the corresponding Acquiring Fund listed in the chart, without further shareholder action. However, you may direct at any time the sale of your account’s shares in any Target Fund before a Reorganization or any Acquiring Fund after the Reorganization (if it occurs) in accordance with your account’s governing documents.

If a Reorganization is approved by shareholders of a Target Fund and shares of such Target Fund are held by you as of the closing of such Reorganization, you will receive your pro rata share of Acquiring Fund Shares of the appropriate class received by such Target Fund in such Reorganization and you will be deemed to have consented to your continued holding of the corresponding Acquiring Fund Shares and the payment of subadvisory fees to HCM and Rule 12b-1 fees to UBIS as disclosed below, until you direct the sale of your account’s Acquiring Fund Shares or change or discontinue your account.

To the extent UB has investment management authority or responsibility with respect to your trust or agency account, UB will continue to subtract an amount equal to your account’s share of any subadvisory fees paid to HCM by each Acquiring Fund from the management fee paid to UB by your trust or agency account.

Target Funds	Acquiring Funds	Rule 12b-1 Fees	Subadvisory Fees (all share classes)
HighMark Value Fund	Nationwide HighMark Value Fund
Class A and Class B Class C Fiduciary Class Class U	Class A Class C Institutional Service Class Class U	0.25% 1.00% None None	0.30% on Subadviser Assets[1]

HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.27% on all Subadviser Assets[1]

HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.475% on all Subadviser Assets[1]

HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.30% on all Subadviser Assets[1]

HighMark Balanced Fund	Nationwide HighMark Balanced Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 1.00% None	0.30% on all Subadviser Assets[1]

HighMark Bond Fund	Nationwide HighMark Bond Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None	0.15% on Subadviser Assets up to $250 million; 0.125% on Subadviser Assets[1] of $250 million and more but less than $1 billion; 0.10% on Subadviser Assets[1] of $1 billion and more

Target Funds	Acquiring Funds	Rule 12b-1 Fees	Subadvisory Fees (all share classes)
HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None

0.10% on Aggregate Subadviser Assets[2] up to $500 million;

0.0975% on Aggregate Subadviser Assets[2] of $500 million and more but less than $1 billion;

0.0925% on Aggregate Subadviser Assets[2] of $1 billion and more

HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None	0.25% on all Subadviser Assets[1]

HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class	0.25% 0.75% None	0.25% on all Subadviser Assets[1]

[1]	Subadviser Assets are that portion of the assets of an Acquiring Fund that the investment adviser to such Fund, NF Advisors, allocates and puts under the control of HCM.
[2]

The term “Aggregate Subadviser Assets” means the aggregate amount resulting from the combination of Subadviser Assets of the Nationwide Enhanced Income Fund, Nationwide HighMark Short Term Bond Fund and Nationwide Short Duration Bond Fund, together with the Subadviser Assets of the NVIT Enhanced Income Fund, a series of Nationwide Variable Insurance Trust. These fees will be paid to HCM for its subadvisory services.

Portfolio Managers

The portfolio manager(s) for each Acquiring Fund will be the same as the current portfolio manager(s) of each corresponding Target Fund.

HighMark Geneva Mid Cap Growth Fund/Nationwide Geneva Mid Cap Growth Fund

•	Amy S. Croen, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	William A. Priebe, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	Michelle J. Picard, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	William Scott Priebe, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

HighMark Geneva Small Cap Growth Fund/Nationwide Geneva Small Cap Growth Fund

•	Amy S. Croen, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	William A. Priebe, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	Michelle J. Picard, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	William Scott Priebe, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

HighMark Enhanced Growth Fund/Nationwide Bailard Technology & Science Fund

•	Sonya Thadhani, portfolio manager for the Target Fund since 2006 and for the Acquiring Fund since 2013.

HighMark Value Fund/Nationwide HighMark Value Fund

•	Todd Lowenstein, portfolio manager for the Target Fund since 2001 and for the Acquiring Fund since 2013.

•	Keith Stribling, portfolio manager for the Target Fund since 1998 and for the Acquiring Fund since 2013.

•	Derek Izuel, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

HighMark Cognitive Value Fund/Nationwide Bailard Cognitive Value Fund

•	Thomas J. Mudge III, portfolio manager for the Target Fund since 2006 and for the Acquiring Fund since 2013.

HighMark International Opportunities Fund/Nationwide Bailard International Equities Fund

•	Peter M. Hill, portfolio manager for the Target Fund since 2006 and for the Acquiring Fund since 2013.

•	Anthony Craddock, portfolio manager for the Target Fund since 2006 and for the Acquiring Fund since 2013.

•	Eric P. Leve, portfolio manager for the Target Fund since 2006 and for the Acquiring Fund since 2013.

HighMark NYSE Arca Tech 100 Index Fund/Nationwide Ziegler NYSE Arca Tech 100 Index Fund

•	Donald J. Nesbitt, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	Mikhail I. Alkhazov, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

HighMark Large Cap Core Equity Fund/Nationwide HighMark Large Cap Core Equity Fund

•	Derek Izuel, portfolio manager for the Target Fund since 2008 and for the Acquiring Fund since 2013.

•	Edward Herbert, portfolio manager for the Target Fund since 2012 and for the Acquiring Fund since 2013.

HighMark Small Cap Core Fund/Nationwide HighMark Small Cap Core Fund

•	Derek Izuel, portfolio manager for the Target Fund since 2008 and for the Acquiring Fund since 2013.

•	Edward Herbert, portfolio manager for the Target Fund since 2012 and for the Acquiring Fund since 2013.

HighMark Large Cap Growth Fund/Nationwide HighMark Large Cap Growth Fund

•	Kenneth Wemer, portfolio manager for the Target Fund since 2006 and for the Acquiring Fund since 2013.

•	George Rokas, portfolio manager for the Target Fund since 2006 and for the Acquiring Fund since 2013.

•	Derek Izuel, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

HighMark Balanced Fund/Nationwide HighMark Balanced Fund

•	Kenneth Wemer, portfolio manager for the Target Fund since 2005 and for the Acquiring Fund since 2013.

•	E. Jack Montgomery, portfolio manager for the Target Fund since 2000 and for the Acquiring Fund since 2013.

•	David Wines, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

•	Derek Izuel, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

HighMark Equity Income Fund/Nationwide Ziegler Equity Income Fund

•	Donald J. Nesbitt, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	Mikhail I. Alkhazov, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

HighMark Bond Fund/Nationwide HighMark Bond Fund

•	E. Jack Montgomery, portfolio manager for the Target Fund since 1994 and for the Acquiring Fund since 2013.

•	Jeffrey Klein, portfolio manager for the Target Fund since 2010 and for the Acquiring Fund since 2013.

•	Gregory Lugosi, portfolio manager for the Target Fund since 1994 and for the Acquiring Fund since 2013.

•	David Wines, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

HighMark Short Term Bond Fund/Nationwide HighMark Short Term Bond Fund

•	E. Jack Montgomery, portfolio manager for the Target Fund since 2004 and for the Acquiring Fund since 2013.

•	Jeffrey Klein, portfolio manager for the Target Fund since 2010 and for the Acquiring Fund since 2013.

•	Gregory Lugosi, portfolio manager for the Target Fund since 2004 and for the Acquiring Fund since 2013.

•	David Wines, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

HighMark California Intermediate Tax-Free Bond Fund/Nationwide HighMark California Intermediate Tax Free Bond Fund

•	Robert Bigelow, portfolio manager for the Target Fund since 1994 and for the Acquiring Fund since 2013.

•	Raymond Mow, portfolio manager for the Target Fund since 1995 and for the Acquiring Fund since 2013.

•	David Wines, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

HighMark National Intermediate Tax-Free Bond Fund/Nationwide HighMark National Intermediate Tax Free Bond Fund

•	Robert Bigelow, portfolio manager for the Target Fund since 1996 and for the Acquiring Fund since 2013.

•	Raymond Mow, portfolio manager for the Target Fund since 1996 and for the Acquiring Fund since 2013.

•	David Wines, portfolio manager for the Target Fund since 2013 and for the Acquiring Fund since 2013.

HighMark Wisconsin Tax-Exempt Fund/Nationwide Ziegler Wisconsin Tax Exempt Fund

•	Richard D. Scargill, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	Paula M. Horn, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

•	Eric Zenner, portfolio manager for the Target Fund since 2009 and for the Acquiring Fund since 2013.

For more information about the management of the Target Funds, please refer to the “Investment Management” section of the Target Fund Prospectuses, which is incorporated herein by reference, and to the “Investment Adviser,” “Sub-Advisers,” and “Portfolio Managers” sections of the Target Funds’ SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus. A discussion regarding the basis for the HighMark Board’s approval of the investment advisory agreement for the Target Funds is available in the Target Funds’ July 31, 2012 annual report to shareholders.

For more information about the management of the Acquiring Funds, please refer to the “Fund Management” section of the Acquiring Fund Prospectuses, which is incorporated herein by reference, and to the “Investment Advisory and Other Services” section of the Acquiring Funds’ SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus. A discussion regarding the basis for the NMF Board’s approval of the investment advisory agreement for the Acquiring Funds will be available in the Acquiring Funds’ first annual or semiannual report to shareholders following commencement of operations.

NF Advisors and the NMF Trust have received a Manager of Managers Order from the SEC for a multi-manager structure that allows NF Advisors to hire, replace or terminate a subadviser, such as HCM, Bailard, Geneva Capital or ZLCM, (excluding hiring a subadviser which is an affiliate of NF Advisors), with the approval of the NMF Board but without the approval of shareholders. The Manager of Managers Order also allows NF Advisors to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the NMF Board but without shareholder approval. If a new unaffiliated subadviser is hired for an Acquiring Fund, shareholders will receive information about the new subadviser within 90 days of the change. The Manager of Managers Order allows the Acquiring Funds greater flexibility to hire, replace, or terminate a subadviser, enabling them to operate more efficiently.

NF Advisors will perform oversight and evaluation services for the Acquiring Funds, including the following:

•	initial due diligence on prospective Acquiring Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers; and

•	making recommendations to the NMF Board regarding renewal, modification or termination of a subadviser’s contract.

NF Advisors does not expect to frequently recommend subadviser changes. NF Advisors periodically provides written reports to the NMF Board regarding its evaluation and monitoring of each subadviser. Although NF Advisors monitors each subadviser’s performance, there is no certainty that any subadviser or any Acquiring Fund will obtain favorable results at any given time. Neither NF Advisors nor the NMF Board currently intends to replace HCM, Bailard, Geneva Capital, or ZLCM as subadviser to the Acquiring Funds, as applicable, in reliance on the Manager of Managers Order, but may recommend such action in the future consistent with its obligations to evaluate and monitor the Acquiring Funds’ subadviser(s).

Custodian

UB, 350 California Street, 6th Floor, San Francisco, California 94104, provides custodian services for the securities and cash of the Target Funds.

JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, will provide custodian services for the securities and cash of the Acquiring Funds.

Administrator

HCM serves as the Target Funds’ administrator. As administrator, HCM provides the HighMark Trust with administrative services, including recordkeeping and regulatory reporting, regulatory compliance, blue sky, tax reporting, transmission of regular shareholder communications, supervision of third party service providers and fund accounting services, and all suitable office space, equipment, personnel, and facilities. HCM also serves as the master service provider for the Target Funds’ Fiduciary Shares whereby HCM provides certain shareholder services to the Target Funds’ Fiduciary Shares shareholders. HCM has entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, to provide certain sub-administration services for the Target Funds.

Nationwide Fund Management LLC (“NFM”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, provides various administration and accounting services to the Acquiring Funds, including daily valuation of the Acquiring Fund’s Shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the NMF Board. NFM has entered into a Sub-Administration Agreement with JPMorgan Chase Bank, N.A. to provide certain fund sub-administration services for each Acquiring Fund.

Transfer Agent

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts, 02169, serves as each Target Fund’s transfer agent and dividend disbursing agent.

NFM serves as transfer agent and dividend disbursing agent for each Acquiring Fund. NFM has also entered into a Sub-Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC, dated September 1, 2012, to provide certain sub-transfer agency services for the Acquiring Funds.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 1700 Market Street, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm that serves as the Target Funds’ independent registered public accounting firm.

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7042, is the independent registered public accounting firm that serves as the Acquiring Funds’ independent registered public accounting firm.

Comparison of Share Classes and Distribution Arrangements

The following section compares the distribution arrangements and investment eligibility requirements of the Target Funds and the Acquiring Funds.

Distribution of Target Fund and Acquiring Fund Shares

HighMark Funds Distributors, LLC (formerly known as HighMark Funds Distributors, Inc.), located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312 and a wholly-owned subsidiary of Foreside Distributors, LLC, serves as the principal underwriter of the Target Fund Shares pursuant to an underwriting agreement.

Nationwide Fund Distributors LLC (“NF Distributors”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as principal underwriter for the Acquiring Funds pursuant to a written agreement.

Class Structure

Each Target Fund and each Acquiring Fund offers several classes of shares. In the Reorganizations, the share classes of the Target Funds will be reorganized into the following classes of the Acquiring Funds as follows:

Target Fund	Acquiring Fund
Class A and Class B	Class A
Class C	Class C
Fiduciary Class	Institutional Service Class
Class M	Class M
Class U	Class U

Each Acquiring Fund also issues Institutional Class Shares which are not part of the Reorganizations.

Eligibility Requirements.

Class A Shares and Class C Shares of the Target Funds are generally available for investment. Class B Shares of the Target Funds are closed to purchases and are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another Target Fund. Fiduciary Shares of the Target Funds are available only to financial institutions, fiduciary clients of UB and certain other qualified investors. Class M Shares are only available to clients of Bailard, employees and officers of Bailard and their families and friends and certain other qualified investors. Class U Shares are only available to the UB 401(k) Plan and certain other benefit plans. These eligibility requirements are similar for the corresponding Acquiring Fund Share class, except that the Acquiring Funds do not offer Class B Shares. Additional information about the eligibility requirements to purchase the Target Funds’ and the Acquiring Funds’ Shares is available in their respective Prospectuses and SAIs.

Sales Charges.

As shown in the chart below, the sales charge structure for Class A Shares of each Acquiring Fund is different from the sales charge structure for Class A Shares of its corresponding Target Fund. Class B Shareholders of a Target Fund will receive Class A Shares of its corresponding Acquiring Fund. Class A Shares, unlike Class B Shares, are subject to a front-end sales charge, not a CDSC (except for certain purchases of $1 million or more). As shown in the charts below, the Target Funds and the Acquiring Funds have the same CDSC for Class C Shares.

Target Fund shareholders will not pay a front-end sales charge and will not be charged a CDSC on shares of the Acquiring Fund that they receive in connection with the Reorganization. An Acquiring Fund’s front-end sales charge for Class A Shares and CDSC that apply to Class A Shares and Class C Shares will apply to any Class A

Shares or Class C Shares of an Acquiring Fund purchased after a Reorganization, unless you are eligible for a reduction of or waiver of the front-end sales charge or CDSC. Institutional Service Class, Class M and Class U Shares are sold without a front-end sales charge or CDSC.

Front-End Sales Charges for Class A Shares

	Target Equity Funds		Acquiring Equity Funds
	Sales Charge as a Percentage of
Investment	Offering Price	Your Investment	Offering Price	Your Investment
$0 to $49,999	5.50%	5.82%	5.75%	6.10%
$50,000 to $99,999	4.50%	4.71%	4.75%	4.99%
$100,000 to $249,999	3.75%	3.90%	3.50%	3.63%
$250,000 to $499,999	2.50%	2.56%	2.50%	2.56%
$500,000 to $999,999	2.00%	2.04%	2.00%	2.04%
$1 million or more	None *	None	None *	None

*	Contingent Deferred Sales Charge on Certain Sales of Class A Shares:

	Target Equity Fund	Acquiring Equity Fund
Amount of Purchase	$1 million or more	$1 million or more
If sold within	12 months	18 months
Amount of CDSC	1.00%	1.00%

	Target Fixed Income Funds		Acquiring Fixed Income Funds
	Sales Charge as a Percentage of
Investment	Offering Price	Your Investment	Offering Price		Your Investment
$0 to $99,999	2.25%	2.30%	2.25%		2.30%
$100,000 to $249,999	1.75%	1.78%	1.75%		1.78%
$250,000 to $499,999	1.25%	1.27%	None	*	None
$500,000 or more	None *	None	None	*	None

*	Contingent Deferred Sales Charge on Certain Sales of Class A Shares:

	Target Fixed Income Funds	Acquiring Fixed Income Funds
Amount of Purchase	$500,000 or more	$250,000 or more
If sold within	12 months	18 months
Amount of CDSC	0.50%	0.50%

Contingent Deferred Sales Charges

	Target Fund Class B Shares*
	1st Year	2nd Year	3rd/4th Year	5th Year	6th Year	7th/8th Year
CDSC	5.00%	4.00%	3.00%	2.00%	1.00%	None

*	Class B Shares will automatically convert to Class A Shares after 8 years.

	Target Fund Class C Shares		Acquiring Fund Class C Shares
	1st Year	After 1st Year	1st Year	After 1st Year
CDSC	1.00%	None	1.00%	None

Sales Charge Reductions and Waivers.

Both the Target Funds and the Acquiring Funds offer reduction or waivers of the front-end sales charge or CDSC to certain eligible investors as described in the chart below. The Funds’ prospectuses and SAI contain additional information regarding sales charge schedules and applicable waivers and exemptions of each such share Class.

Target Fund Class A Sales Charge Reductions	Acquiring Fund Class A Sales Charge Reductions

• Rights of Accumulation. You may combine the value of Class A Shares you are presently buying with the current value of any Class A, Class B or Class C Shares you bought previously for: (1) your account; (2) your spouse’s account; (3) a joint account with your spouse; or (4) your minor children’s trust or custodial accounts. A fiduciary who is purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other shares you own. You must provide your account number and the account number(s) of your spouse and your minor children, and the ages of such children, as applicable.

• Rights of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A, Class B or Class C Shares in all Funds within the Nationwide family of funds (a “Nationwide Fund”) (except the Nationwide Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

• Letter of Intent. If you plan to invest in Class A Shares of a Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of $1,000 and inform us in writing at your initial purchase. Be sure to notify us again when you make additional investments in another Fund.

• Letter of Intent. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A Shares (except the Nationwide Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your purchase of Class A Shares with your purchase of Class B and Class C Shares of these and other Nationwide Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

• Repurchase of Class A Shares. You may purchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

• Share Repurchase Privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

Target Fund Class A Sales Charge Waivers	Acquiring Fund Class A Sales Charge Waivers
The front-end sales charge will be waived on Class A Shares purchased:	The front-end sales charge will be waived on Class A Shares purchased:
• Through reinvestment of dividend and capital gain distributions.	• Through reinvestment of Fund dividends or capital gains.
• By investment companies advised by HCM, UB or their affiliates; or distributed by HighMark Funds’ distributor or its affiliates placing orders on each entity’s behalf.	• By other registered investment companies affiliated with Nationwide Funds Group.
• By registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to investments in the Fund.	• By investment advisory clients of the NF Advisors and its affiliates.

•  By employees of broker-dealers and agents who have a sales agreement with HighMark Funds’ distributor, by current or retired trustees of HighMark Funds, by directors, officers, employees and retirees of UB of HighMark Funds’ distributor or its affiliated companies, of Boston Financial Data Services, of fund accounting agents and subadvisers to the Funds and, in each case, by their family members (spouse, domestic partner, children under the age of 21, grandchildren, parents, siblings, including step and in-law relations).

•  By directors, officers, full-time employees, sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with NF Distributors;

•  By trustees and retired trustees of the trust and directors, officers, full-time employees (and their spouses, children or immediate relatives) of the NF Advisors, its affiliates, or sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

•  By participants in qualified retirement plans or other plans for which the plan record-keeping is performed by financial intermediaries who have entered into an agreement with the Fund’s distributor that allows for load waived Class A purchases.

•  By retirement plans that have an agreement with NF Distributors or an affiliate of NF Distributors;

•  By former participants of a retirement plan that maintains an agreement with a Nationwide Financial company for the provision of retirement plan services who roll their plan assets into individual retirement accounts established directly with the Trust; and

•  By retirement plan customers of an unaffiliated brokerage firm or retirement plan administrator that has an agreement with NF Distributors to waive sales charges;

Target Fund Class A Sales Charge Waivers	Acquiring Fund Class A Sales Charge Waivers

• By clients of financial intermediaries that have entered into an agreement with HCM or the distributor to offer shares at NAV to self–directed investment brokerage accounts that may or may not charge a transaction fee to its clients.

• By investors purchasing shares through an unaffiliated brokerage firm that has an agreement with NF Distributors to waive sales charges for purchases made through self-directed brokerage service platforms in which transaction fees may (or may not) be imposed, investment advisory programs, fee-based programs or other sales channels in which front-end sales charges customarily are not imposed.

Other Target Fund Class A front-end sales charge waivers include purchases:

•

By individuals rolling over distributions received from employee benefit trust accounts administered by UB, into an individual retirement account (“IRA”) administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

•	By individuals investing the proceeds from a required minimum distribution at age 701/2 from their employee benefit qualified plan or an IRA administered by UB.

•

By individuals rolling over assets held in a pension, profit sharing or other qualified employee plan to an account held directly with the Fund, and, in connection therewith, Fiduciary Shares of a Fund held by such individuals are exchanged for Class A Shares of such Fund.

•

By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which HighMark Funds is a party. Subsequent purchases of Class A Shares by such investors will be subject to the appropriate sales charge.

•	Through exchange of Class M Shares of the Funds.

•

By clients of financial intermediaries who have entered into an agreement with HighMark Funds’ distributor to include HighMark Funds in their program (wrap, advisory, asset allocation, fee based) that allows for load waived Class A purchases.

•

By former shareholders of North Track Wisconsin Tax-Exempt Fund who (i) received Class A Shares of North Track Wisconsin Tax-Exempt Fund in the transfer of substantially all of the assets of Heartland Wisconsin Tax Free Fund to North Track Wisconsin Tax-Exempt Fund in November 2002, and (ii) received Class A Shares of HighMark Wisconsin Tax-Exempt Fund in the transfer of substantially all of the assets of North Track Wisconsin Tax-Exempt Fund to HighMark Wisconsin Tax- Exempt Fund in June 2009, and (iii) have continuously held shares of each applicable fund subsequent to the transfers described in (i) and (ii) above (with respect to shares of North Track Wisconsin Tax-Exempt Fund, for so long as such fund was in existence); provided that the front-end sales charge on Class A Shares bought by such shareholders will only be waived with respect to purchases of additional Class A Shares of HighMark Wisconsin Tax-Exempt Fund that are held in then previously existing shareholder accounts.

•	By investors approved by HCM to provide capital to a Fund.

Target Fund Class A, Class B and Class C CDSC waivers:	Acquiring Fund Class A and Class C CDSC waivers:
You may qualify for a CDSC waiver if:	The CDSC is waived on:
• you are taking certain distributions from a retirement plan.

• mandatory withdrawals of Class A or Class C Shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts;

• redemptions of Class C Shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Acquiring Funds or the NF Distributors.

• the shareholder has died or become disabled.	• Class A or Class C Shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability.

• you are selling shares as part of a systematic withdrawal plan provided that no more than 10% of the total market value of an account (calculated at the time the systematic withdrawal plan is established) may be withdrawn over any 12 month period.

• the redemption of Class A or Class C Shares purchased through reinvested dividends or distributions;

• if a CDSC is charged when you redeem your Class C Shares, and you then reinvest the proceeds in Class C Shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

Distribution Plans and Service Plans.

Each Target Fund has adopted a Rule 12b-1 Plan with respect to Class A, Class B and Class C Shares that allows each Fund to pay distribution and service fees. Each Acquiring Fund has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits Class A and Class C Shares of the Funds to compensate NF Distributors for expenses associated with distributing and selling shares and providing shareholder services through distribution and service fees. None of the Target Funds or the Acquiring Funds pays distribution and services fees for Class M Shares, Class U Shares, Fiduciary Shares, or Institutional Service Class Shares. Class A and Institutional Service Class Shares of the Acquiring Funds are subject to fees pursuant to an Administrative

Services Plan. Administrative Services fees are paid by the Acquiring Funds to broker dealers or financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds.

Distribution and Service Fees

Share Class	Target Funds	Acquiring Funds
Class A	0.25%	0.25% (distribution or service fee)
Class B	0.75%	–
Class C	1.00% (Target Equity Funds) 0.75% (Target Fixed Income Funds)	1.00% (0.25% service fee) (Acquiring Equity Funds) 0.75% (0.25% service fee) (Acquiring Fixed Income Funds)

Administrative Services Plan Fees

Share Class	Target Funds	Acquiring Funds
Class A	–	0.25%
Institutional Service Class	–	0.25%

For more information about the distribution of Target Fund Shares, please refer to the “Shareowner Guide – How to Invest in HighMark Funds” section of the Target Fund Prospectuses and to the “Management of HighMark Funds” and “Additional Information on Purchases and Sales” sections of the Target Fund SAI.

For more information about the distribution of Acquiring Fund Shares, please refer to the “Investing with Nationwide Funds” section of the Acquiring Fund Prospectuses and to the “Investment Advisory and Other Services” and “Additional Information on Purchases and Sales” sections of the Acquiring Fund SAI.

Comparison of Purchase, Redemption and Exchange Procedures

Purchase Procedures

The Target Funds and the Acquiring Funds offer shares through their respective distributors on a continuous basis. Shares of the Target Funds and the Acquiring Funds may be purchased directly through their respective transfer agents and through certain financial intermediaries. The purchase price of a share of a Target Fund or an Acquiring Fund is based on the NAV next determined after the order is received in proper form by the Target Fund or Acquiring Fund or its respective agent. Purchases of shares may be made by check, by exchange, by wire or through a financial institution. For the Acquiring Funds, purchases may also be made online and via automatic telephone privileges for Class A and Class C Shares. Shares of the Acquiring Funds are generally available only to investors residing in the United States.

Fiduciary Shares and Institutional Service Class Shares are available only to financial institutions and certain other qualified investors. For both the Target Funds and the Acquiring Funds, Class M Shares are only available to clients of Bailard, employees and officers of Bailard, and their families and friends, and Class U Shares are only available to the UB 401(k) plan and certain other benefit plans.

Additional information regarding the purchase procedures of the Target Funds and the Acquiring Funds is available in the section titled “Buying Shares” in the Target Fund Prospectuses and the section titled “Buying Shares” in the Acquiring Fund Prospectuses.

Investment Minimums

	Target Funds		Acquiring Funds
Share Class	Initial Purchase	Additional Investment	Initial Purchase[2]	Additional Investment
Class A	$1,000[1]	$100	$2,000/$1,000 (IRA)	$100[3]
Class B*	*	*	–	–
Class C	$1,000[1]	$100	$2,000/$1,000 (IRA)	$100[3]
Fiduciary/Institutional Service Class	$100,000	$100	$50,000	$–
Class M	$5,000	$100	$5,000	$100
Class U	$10,000,000	$–	$10,000,000	$–

*	Closed to new purchases.
[1]

$250 for each Target Fund for current and retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of UB, HighMark Funds Distributors, LLC and its affiliates, and Boston Financial Data Services.

[2]

Minimum investment requirements do not apply to purchases by employees of NF Advisors or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts.

[3]	$50 for Automatic Asset Accumulation Plan.

Minimum investment requirements will not apply to Acquiring Fund Shares received in a Reorganization. If you purchase Acquiring Fund Shares through an intermediary, different minimum account requirements may apply. NF Distributors reserves the right to waive the investment minimums for the Acquiring Funds under certain circumstances.

Note: Class C Shares of the Acquiring Equity Funds have a maximum investment amount of $1,000,000 and Class C Shares of the Acquiring Fixed Income Funds have a maximum investment amount of $250,000.

Investor Services

The tables below set forth the minimums applicable to automatic investments and automatic withdrawals by shareholders of the Target Funds and the Acquiring Funds.

Share Class	Automatic Investment Plan (Target Funds) Minimum Transaction	Automatic Asset Accumulation Plan (Acquiring Funds) Minimum Transaction
Class A	$100*	$50
Class B	–	–
Class C	$100*	$50
Fiduciary/Institutional Service Class	$100*	–
Class M	$100	–
Class U	–	–

*	There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of the Target Funds and directors, officers, and employees (as well as their spouses and children under the age of 21 of UB, and its affiliates who were participating in the Target Funds’ Automatic Investment Plan on or before December 11, 1998.

	Systematic Withdrawal Plan (Target Funds)		Automatic Withdrawal Plan (Acquiring Funds)
Share Class	Minimum Balance	Minimum Transaction	Minimum Balance	Minimum Transaction
Class A	$5,000	$100	–	$50
Class B	–	–	–	–
Class C	$5,000	$100	–	$50
Fiduciary/Institutional Service Class	$5,000	$100	–	–
Class M	$5,000	$100	–	–
Class U	–	–	–	–

The Target Funds’ Systematic Exchange Plan allows shareholders of a class of HighMark money market or fixed-income funds to make regular exchanges from their accounts into the same share class of a HighMark equity fund. The Acquiring Funds do not have a corresponding systematic exchange plan.

	Systematic Exchange Plan (Target Funds only)
Share Class	Minimum Balance	Minimum Transaction
Class A	$5,000	$100
Class B	–	–
Class C	$5,000	$100
Fiduciary/Institutional Service Class	$5,000	$100
Class M	–	–
Class U	–	–

Additional information regarding investor services of the Target Funds and the Acquiring Funds is available in the section titled “Investor Services” in the Target Fund Prospectuses, and the section titled “Fund Transactions” in the Acquiring Fund Prospectuses.

Redemption Procedures

Shareholders of both the Target Funds and the Acquiring Funds may redeem shares at any time that the Funds are open for business. Generally, both the Target Funds and the Acquiring Funds forward redemption proceeds as promptly as possible, but no later than seven days, with certain limited exceptions. The Target Funds and the Acquiring Funds both make redemptions in cash, typically by check or wire. Both the Target Funds and the Acquiring Funds reserve the right to satisfy redemption requests by making payments in securities or other property (also known as a redemption in-kind). Shareholders can sell shares by letter, by phone, by wire, through financial institutions or by exchange.

HighMark Geneva Small Cap Growth Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, and HighMark Small Cap Core Fund impose a 2% redemption fee on the proceeds of Class A Shares and Fiduciary Shares and, as applicable, Class M Shares redeemed within 30 days or less after their purchase. The Acquiring Funds do not impose redemption fees.

Additional information regarding the redemption procedures of the Target Funds and the Acquiring Funds is available in the section titled “Selling Shares” in the Target Fund Prospectuses, and the section titled “Selling Shares” in the Acquiring Fund Prospectuses.

Low Account Balances

Each Target Fund reserves the right to redeem shares at NAV (less any CDSC, if applicable) if the account balance in any Target Fund drops below the minimum initial purchase amount (see “Investment Minimums” above) for any reason other than market fluctuation. Before any Target Fund exercises its right to so redeem any Target Fund Shares, the shareholder would be notified in writing at least 60 days in advance. For the Acquiring Funds, if the value of an investment in a Fund falls below $2,000 ($1,000 for IRA accounts), the account is generally subject to a $5 quarterly fee unless such account actively participates in an Automatic Asset Accumulation Plan. Shares from such an account would be redeemed each quarter or month to cover the fee, which is returned to the Fund to offset small account expenses. Each Acquiring Fund reserves the right to redeem the remaining shares and close an account if a redemption of shares brings the value of the account’s investment in a Fund below $2,000 ($1,000 for IRA accounts). An Acquiring Fund shareholder would be notified and given 60 days to purchase additional shares before the account is closed.

Comparison of Exchange Privileges

Shareholders of any class of Target Fund Shares may exchange their shares into shares of the same class of another fund in the HighMark Trust, and shareholders of any class of Acquiring Fund Shares may exchange their shares into shares of the same class of another Nationwide Fund. Class M Shares of a Target Fund may also be exchanged for Class A Shares of a Target Fund. Proceeds from sales of Institutional Service Class Shares of an Acquiring Fund may be used to purchase Class A Shares of a new fund directly from the NMF Trust, NF Distributors, or a broker-dealer that is affiliated with the NF Distributors, where the new fund does not offer Institutional Service Class Shares. For each Fund, exchanges of shares are based on the next determined NAV per share of the Fund after the request to exchange, without any sales charges, except that a shareholder exchanging from a fund with a lower sales charge to one with a higher sales charge would be assessed that additional amount of sales charge. If you exchange Acquiring Fund Class A Shares that are subject to a CDSC and then redeem within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

Shareholders of a Target Fund or an Acquiring Fund seeking to exchange their shares are subject to any investment minimums of the Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees and other features of which shareholders should be aware before making an exchange. Exchanges are treated as a sale of Fund shares and a purchase of Fund shares for tax purposes.

HighMark Geneva Small Cap Growth Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, and HighMark Small Cap Core Fund impose a 2% exchange fee on the proceeds of Class A Shares and Fiduciary Shares and, as applicable, Class M Shares exchanged within 30 days or less after their purchase. The Acquiring Funds do not impose exchange fees.

Additional information regarding the exchange procedures of the Target Funds and the Acquiring Funds is available in the section titled “Exchanging Shares” in the Target Fund Prospectuses, and the section titled “Exchanging Shares” in the Acquiring Fund Prospectuses.

Frequent or Short-Term Trading Policies

The Target Funds and the Acquiring Funds have policies and procedures to discourage excessive or short-term trading. Each of the Target Funds and the Acquiring Funds reserves the right to reject or limit any order to purchase shares when they believe it is in the best interests of such Fund. In addition, HighMark Geneva Small Cap Growth Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, and HighMark Small Cap Core Fund impose a 2% redemption/exchange fee on the proceeds of Class A Shares, Fiduciary Shares and, as applicable, Class M Shares redeemed within 30 days or less after their purchase. The Acquiring Funds do not impose redemption/exchange fees.

A further description of the Target Funds’ and the Acquiring Funds’ policies related to deterring excessive short term trading activity can be found in the section “Frequent Purchase and Redemption of Fund Shares” in the Target Fund Prospectuses, and “Excessive or Short Term Trading” in the Acquiring Fund Prospectuses.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies

Each of the following Funds may declare and pay dividends from net investment income, if any, periodically.

Target Funds	Acquiring Funds
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund
HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
HighMark Value Fund	Nationwide HighMark Value Fund
HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund
HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
HighMark Balanced Fund	Nationwide HighMark Balanced Fund
HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund

Each of the following Funds may declare daily and pay monthly dividends from any net tax-exempt income and/or net taxable investment income, if any, separately for each class of shares.

Target Funds	Acquiring Funds
HighMark Bond Fund	Nationwide HighMark Bond Fund
HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
HighMark Wisconsin Tax-Exempt Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund

Each Fund expects to distribute net realized capital gains, if any, annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

With respect to each Fund, all income and capital gain distributions are automatically reinvested in shares of the applicable Fund, unless you request in writing a payment in cash.

Fiscal Years

The current fiscal year end of each Target Fund and each Acquiring Fund is July 31. As a result, if the Reorganizations are approved, as Acquiring Fund shareholders you will receive your Acquiring Fund’s annual and semiannual shareholder reports and updated prospectuses at the same times during the year as you do now as a shareholder of a Target Fund, as long as the fiscal year end of the Acquiring Fund stays the same. Each Acquiring Fund, however, reserves the right to change its fiscal year.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Target Fund is a series of the HighMark Trust, a Massachusetts business trust. If the Reorganizations are approved, each Target Fund will reorganize into the NMF Trust, a Delaware statutory trust. The following is a discussion of certain provisions of the governing instruments and governing laws of the Target Funds and the Acquiring Funds, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s shareholder reports and its governing documents which are exhibits to the HighMark Trust’s and NMF Trust’s respective registration statements filed with the SEC.

Shares. The trustees of the Target Funds and the Acquiring Funds have the power to issue shares without par value and such issuance does not require shareholder approval. The governing documents of the Target Funds and the Acquiring Funds provide that the amount of shares that the Target Funds and Acquiring Funds each may issue is unlimited. Shares of the Target Funds and the Acquiring Funds have no preemptive rights.

Organization. Each Target Fund is a series of the HighMark Trust, a Massachusetts business trust formed under the laws of the Commonwealth of Massachusetts. The HighMark Trust is governed by its Declaration of Trust (the “Declaration”) and its Amended and Restated Code of Regulations (the “Regulations”), each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees. Each Acquiring Fund is a series of the NMF Trust, a Delaware statutory trust pursuant to the Delaware Statutory Trust Act (“Delaware Act”). The NMF Trust is governed by its Second Amended and Restated Agreement and Declaration of Trust (also, a “Declaration”) and its Second Amended and Restated Bylaws (the “Bylaws”), and its business and affairs are managed under the supervision of its Board of Trustees.

Composition of the Board of Trustees. The Board of Trustees of the HighMark Trust may be composed of between no less than three nor more than ten trustees, subject to any applicable requirements of law provided, however, that if there are less than three shareholders, the number of trustees may be less than three but not less than the number of shareholders and in no event less than one. Each trustee may hold office until he or she dies, resigns, retires or is removed, or, if sooner, until the next meeting of shareholders following his or her election or appointment as trustee at which trustees are elected and until his or her successor has been elected and qualified.

The Board of Trustees of the Acquiring Funds may be composed of between no less than one nor more than fifteen trustees, each of whom holds office for the lifetime of the NMF Trust or until such trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing trustees or consent of shareholders in lieu thereof for the election of trustees, and until the election and qualification of his or her successor.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. The Target Funds and the Acquiring Funds are not required to hold annual meetings of shareholders.

The Regulations of the Target Funds provide that meetings of shareholders may be called by the HighMark Trustees, and shall be called by the HighMark Trustees whenever required by law or upon the written request of the holders of at least 20% of all outstanding shares entitled to vote.

The Bylaws of the Acquiring Funds provide that shareholder meetings may be called by the NMF Board, by the chairperson or by the president or any vice president of the NMF Trust for the purpose of nominating specific persons for election to, or to fill vacancies on, the NMF Board (“Nominations”) and taking action upon any other business matter deemed by the NMF Board to be necessary or desirable (“Business Proposals”). A shareholder meeting must be called by the chairperson, the president or any vice president of the NMF Trust by proper written request from: (a) with respect to Nominations or removing a trustee, shareholders holding not less than 10% of the outstanding shares of the NMF Trust on the date the written request is received at the offices of the secretary of the NMF Trust; or (b) with respect to Business Proposals, shareholders holding not less than a majority of the outstanding shares of the NMF Trust on the date the written request is received at the offices of the secretary of the NMF Trust.

Submission of Shareholder Proposals. For the Acquiring Funds, a shareholder making a proposal at a shareholder meeting must: (i) provide (a) a description of the business desired to be brought before the meeting, (b) the reasons for conducting such business at the meeting, (c) any material interest that the shareholders, or to the shareholder’s knowledge, any other beneficial owners of shares have in the Business Proposal (including any direct or indirect anticipated or then current benefit to shareholders or beneficial owners from the Business Proposal) and (d) any agreement that shareholders may have with any other person or persons in connection with the Business Proposal; (ii) have promptly provided to the NMF Trust any other information reasonably requested by the NMF Trust; (iii) have been a shareholder of record at the time that the written request was submitted to the secretary of the NMF Trust and must be a shareholder of record at the time of the shareholder meeting; (iv) be entitled to vote at the shareholder meeting; (v) have the trustees determine that the proposal is lawful and proper to bring before the shareholder meeting; (vi) attend (or have a proxy attend) the shareholder meeting and present the proposal at the shareholder meeting, as it may be adjourned from time to time; and (vii) pay the NMF Trust in advance the reasonably estimated cost of preparing and mailing the notice, proxy card and proxy statement relating thereto, with respect to each proposal, which an authorized officer of the NMF Trust must determine and specify to the requesting shareholder.

The Target Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Funds in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Target Funds and the Acquiring Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of trustees, that are properly brought before the meeting. These requirements are intended to provide the Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

Number of Votes; Aggregate Voting. The governing instruments of both the Target Funds and the Acquiring Funds provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of the Target Funds and the Acquiring Funds are not entitled to cumulative voting in the election of trustees or on any other matter. The governing instruments of the Target Funds provide that all shares shall be voted together, except (i) where required by law, then the shares shall be voted by individual series or class of a series, and (ii) if the trustees shall have determined that a matter affects the interests of only one or more series or classes of a series, then only shareholders of such affected series or classes of a series shall be entitled to vote thereon. The governing instruments of the Acquiring Funds provide that all shares shall be voted together, except (i) where required by law or regulation, then the shares shall be voted by series or class as prescribed in such law or regulation, or (ii) when the matter affects the interests of one or more series (or classes), then only the shareholders of the affected series (or classes) are entitled to vote.

Derivative Actions. Shareholders of the Target Funds have the power to vote to the same extent as the stockholders of a Massachusetts corporation when considering whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Target Funds or their shareholders.

The governing instruments for the Acquiring Funds state that a shareholder may bring a derivative action on behalf of the NMF Trust only if several conditions are met. These conditions include, among other things, a pre-suit demand upon the NMF Board and, unless a demand is not required because such demand is not likely to succeed, shareholders who hold at least 10% of the outstanding shares of the NMF Trust or the series or class to which the claim relates must join in the demand for the NMF Board to commence an action, and the NMF Board must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of the claim.

Right to Vote. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of the Target Funds and the Acquiring Funds also have the right to vote on certain matters affecting the Target Funds and the Acquiring Funds or a particular share class thereof under their respective governing instruments and applicable state law. Target Fund shareholders have the right to vote only (1) for the election of trustees; (2) with respect to any amendment of the Declaration of the HighMark Trust; (3) with respect to any restrictions or amendments to the HighMark Trust’s investments of its assets to the extent such amendments or restrictions are required to be approved under the 1940 Act; (4) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the HighMark Trust or one of its series to the extent required by the 1940 Act; (5) with respect to matters relating to the termination or incorporation of the HighMark Trust; and (6) with respect to such additional matters relating to the HighMark Trust as may be required by law, the Declaration of the HighMark Trust, the Regulations, or by any requirements applicable to, or agreement of, the HighMark Trust, or as the trustees may consider desirable. Acquiring Fund shareholders have the right to vote (1) for the election of trustees; (2) for the removal of trustees; (3) on matters set forth in the Declaration of the NMF Trust relating to dissolution of the NMF Trust or series, mergers, consolidations, reorganizations and conversions to a master feeder structure; (4) on the amendment of the Declaration of the NMF Trust; (5) on the amendment of the Bylaws as set forth in the Bylaws; (6) on such additional matters as may be required by the Declaration of the NMF Trust, the Bylaws, the 1940 Act, other applicable law and any registration statement of the NMF Trust; and (7) on such other matters as the NMF Board may consider necessary or desirable.

Quorum and Voting. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the outstanding voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding voting securities entitled to vote. Except as otherwise provided by the 1940 Act, for the HighMark Trust, a majority of the outstanding shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting and, if a quorum is present at any meeting, the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the HighMark Trust as a whole or with respect to outstanding voting securities of a particular series or class, as the context may require, shall decide any questions, except a plurality vote is necessary for the election of trustees. Except as otherwise provided by the 1940 Act or other applicable law, for the NMF Trust, 40% of the outstanding voting securities entitled to vote present or represented by proxy constitute a quorum and, if a quorum is present at any meeting, a majority of the outstanding voting securities voted decide any questions, except a plurality vote is necessary for the election of trustees and except when a larger vote is required by any provision of the Declaration, Bylaws or applicable law. The voting requirement for the approval of each Reorganization will be a 1940 Act Majority.

Amendment of Governing Instruments. Except as described below, the trustees of the Target Funds and the Acquiring Funds have the right to amend, from time to time, the governing instruments.

For the Target Funds, the Declaration of the HighMark Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding shares (except that an amendment which affects the holders of one or more series of shares must be amended by vote of the shareholders holding a majority of the shares entitled to vote of each series affected) or by any larger vote as may be required by any provisions of applicable law. The trustees may also amend the Declaration of the HighMark Trust without the vote of shareholders to cure any error or ambiguity or to change the name of the HighMark Trust or, if they deem it necessary, to conform the Declaration of the HighMark Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986.

For the Acquiring Funds, the Declaration of the NMF Trust may be restated and/or amended at any time by an instrument in writing signed by not less than a majority of the Board and, to the extent required by the Declaration of the NMF Trust, the 1940 Act or the requirements of any securities exchange on which shares are listed for trading, by approval of such amendment by the shareholders in accordance with Article III, Section 6 and Article V of the Declaration of the NMF Trust; provided, however, that no restatement or amendment may be made to the Declaration of the NMF Trust or the Bylaws that would change any rights with respect to any shares by reducing the amount payable thereon upon the liquidation of the NMF Trust or by diminishing or eliminating any voting rights pertaining to reducing the amount payable thereon upon liquidation of the NMF Trust, except with the vote or consent of the holders of two-thirds of the shares outstanding and entitled to vote.

For the Target Funds, the Regulations may be amended or repealed by the trustees at any regular or special meeting of the trustees. For the Acquiring Funds, the Bylaws may be amended, restated or repealed, or new Bylaws may be adopted, by (i) the affirmative vote of a majority of votes cast at a shareholders meeting called for that purpose where a quorum of shareholders of the Acquiring Fund are present; (ii) the Board, by a vote of a majority of the trustees present at a meeting at which a quorum is present; or (iii) pursuant to Article VIII, Section 2(a) of the Declaration of the NMF Trust and Section 3815(f) of the Delaware Act.

Mergers, Reorganizations, Conversions and Terminations. For the Target Funds, the trustees, with the vote of a majority of the outstanding shares of any series of the HighMark Trust, may cause a Target Fund to sell and convey the assets belonging to such series to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the 1940 Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interest of such trust or stock of such corporation.

With respect to HighMark Bond Fund, HighMark Enhanced Growth Fund, HighMark Geneva Mid Cap Growth Fund, HighMark International Opportunities Fund, HighMark Large Cap Growth Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark Cognitive Value Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark NYSE Arca Tech 100 Index Fund, HighMark Value Fund, HighMark Large

Cap Core Equity Fund, HighMark Small Cap Core Fund and HighMark Short Term Bond Fund, the trustees may, with the vote of a majority of the outstanding shares of a Target Fund listed above, cause such Target Fund to sell and convert into money all the assets belonging to such series and distribute the remaining assets belonging to such series ratably among the holders of the outstanding shares of the Target Fund. With respect to HighMark Wisconsin Tax-Exempt Fund, HighMark Balanced Fund, HighMark Equity Income Fund, and HighMark Geneva Small Cap Growth Fund, the trustees, without the vote of a majority of the outstanding shares of any Target Fund (unless shareholder approval is otherwise required by applicable law), may cause a Target Fund to sell and convert into money all assets belonging to such series and distribute the remaining assets belonging to such series ratably among its shareholders.

For all of the Target Funds, the trustees, without the vote of a majority of the outstanding shares of any Target Fund (unless shareholder approval is otherwise required by applicable law), may cause a Target Fund to combine the assets belonging to any two or more series into a single series if the HighMark Trustees reasonably determine that such combination will not have a material adverse effect on the shareholders of each series affected thereby

For the Acquiring Funds, the vote of a majority of the trustees may cause an Acquiring Fund to (i) merge or consolidate with or into one or more statutory trusts or “other business entities” (as defined in Section 3801 of the Delaware Act) formed or organized or existing under the laws of the State of Delaware or any other state of the United States or any foreign country or other foreign jurisdiction; (ii) convert to an “other business entity” (as defined in Section 3801 of the Delaware Act) formed or organized under the laws of the State of Delaware as permitted pursuant to Section 3821 of the Delaware Act; (iii) convert the shares of an Acquiring Fund into beneficial interests in another statutory or business trust (or series thereof) created pursuant to the Acquiring Fund’s governing instruments; (iv) exchange the shares of an Acquiring Fund under or pursuant to any state or federal statute to the extent permitted by law; or (v) sell, convey and transfer all or substantially all of the assets of the Acquiring Fund to another trust, statutory or business trust, partnership, limited partnership, limited liability company, corporation or other association organized under the laws of any state, in exchange for cash, shares or other securities, with such sale, conveyance and transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities of the Acquiring Fund, the assets of which are so transferred, as applicable, or (b) not being made subject to, or not with the assumption of, such liabilities. Any such transaction shall not require the vote of the shareholders unless such vote is required by the 1940 Act; provided, however, that the Board shall provide at least 30 days’ prior written notice to the shareholders regarding such transaction.

An Acquiring Fund may be dissolved upon the vote of the holders of not less than a majority of the shares of such Acquiring Fund cast, or (ii) at the discretion of the Board either (A) at any time there are no shares outstanding of the Acquiring Fund, or (B) upon prior written notice to the shareholders of such Acquiring Fund.

Liability of Shareholders. The governing instruments for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund. The governing instruments for the Target Funds contain an express disclaimer of shareholder liability for acts of the HighMark Trust and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the HighMark Trust. The governing instruments for the Acquiring Funds also contain an express disclaimer of shareholder liability for acts of the NMF Trust and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the NMF Trust.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for the Target Funds and the Acquiring Funds provide that no trustee or officer shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office (“Disqualifying Conduct”).

Indemnification. The Declaration of the HighMark Trust generally provides that the HighMark Trust shall indemnify, to the fullest extent permitted by law, every person who is or has been a trustee or officer of the HighMark Trust and any person rendering or having rendered investment advisory, administrative, distribution, custodian, or transfer agency services to the trustees or to the HighMark Trust or any series thereof pursuant to Article VII of the Declaration of the HighMark Trust or otherwise, and every officer, director, trustee, shareholder employee, and agent of any such person against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while as a Covered Person or thereafter, by reason of his being or having been such a Covered Person except with respect to any matters as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the HighMark Trust shall have received a written opinion from independent legal counsel approved by the trustees to the effect that, if either the matter of willful misfeasance, gross negligence, or reckless disregard of duty or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person.

The Declaration of the NMF Trust generally provides that any trustee or officer shall be indemnified by the NMF Trust against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred, if such person acted, or took no action, as the case may be, in good faith and without any Disqualifying Conduct, and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Both the HighMark Trust and the NMF Trust may advance expenses incurred in defending any proceedings subject to certain conditions.

BOARD CONSIDERATIONS

The HighMark Board considered the Reorganizations at a meeting held on March 29, 2013, and the HighMark Trustees, including a majority of the trustees who are not “interested persons” of the HighMark Trust as that term is defined in the 1940 Act, approved the Plan. In approving the Reorganizations, the HighMark Board determined that: (i) participation in the Reorganizations is in the best interest of each Target Fund and its shareholders; and (ii) the interests of each Target Fund’s shareholders will not be diluted as a result of the Reorganizations.

In making these determinations, the HighMark Board considered the following material factors:

•

the investment objective of each Target Fund is identical to the investment objective of the corresponding Acquiring Fund, and the investment strategies and principal risks of each Target Fund are substantially similar to the investment strategies and principal risks of the corresponding Acquiring Fund;

•

Either HCM or, if such Target Fund currently has a subadviser, such subadviser will serve as the subadviser of the corresponding Acquiring Fund, and the portfolio manager(s) of each Target Fund will also serve as the portfolio manager(s) of the corresponding Acquiring Fund;

•

the management fee rate to be paid by each Acquiring Fund is the same or lower than the current management fee rate paid by the corresponding Target Fund and, the management fee schedule for the Nationwide HighMark Bond Fund and Nationwide HighMark Short Term Bond Fund, unlike its corresponding Target Fund, includes breakpoints that provide for reduced management fees as assets increase;

•

the annual total expenses of each Acquiring Fund (after waivers and expense reimbursements) will be the same or lower than the annual total expenses (after waivers and expense reimbursements) of its corresponding Target Fund, although the HighMark Board recognized that, if Fund asset levels stay the same, certain share classes of Nationwide HighMark Balanced Fund and Nationwide Ziegler Equity Income Fund will have higher annual total expenses than their corresponding Target Funds before taking into account the applicable waivers and expense reimbursements;

•	that the expenses of the Reorganizations would not be borne by the Target Funds’ shareholders;

•

NF Advisors has contractually agreed to limit the operating expenses of the Acquiring Funds for two years after the Closing Date (excluding any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by an Acquiring Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of an Acquiring Fund’s business);

•

the Acquiring Funds have a distribution platform that could provide asset growth opportunities for the Acquiring Funds, greater operational efficiencies, and potential economies of scale that could benefit shareholders;

•	NF Advisors’ commitment to the mutual fund business;

•	NF Advisors’ substantial experience with equity and fixed-income mutual funds;

•	the future prospects of the Target Funds if the Reorganizations are not effected, including the Target Funds’ continuing viability as series of the HighMark Trust;

•	the reasonableness of the terms of the Plan; and

•	the fact that the Reorganizations are intended to be tax-free for U.S. federal income tax purposes for each Target Fund and shareholders of the Target Funds.

The NMF Board has also determined that (i) participation in the Reorganizations is in the best interest of each Acquiring Fund; and (ii) the interests of each Acquiring Fund’s shareholders will not be diluted as a result of the Reorganizations.

THE PROPOSED REORGANIZATIONS

Agreement and Plan of Reorganization

If approved by shareholders of the Target Funds, the Reorganizations of the Target Funds into the Acquiring Funds are expected to occur on or about September 16, 2013, or such other date as the parties may agree.

The terms and conditions under which the Reorganizations may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan. A copy of the form of Plan is attached as Appendix A to this Proxy Statement/Prospectus.

The Plan provides that each Target Fund will convey to the corresponding Acquiring Fund all of its assets, property, goodwill and liabilities as of the Closing Date. In consideration, each Acquiring Fund will deliver to the corresponding Target Fund full and fractional Class A, Class C, Institutional Service Class, Class U and Class M Shares, as applicable, of the Acquiring Fund (“Acquiring Fund Shares”) having an aggregate NAV equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan. Immediately after the transfer of its assets and liabilities, each Target Fund will distribute to its shareholders of record the Acquiring Fund Shares received by the Target Fund, determined as of the close of business on the last business date before the Closing Date (the “Valuation Date”), on a pro rata basis within that class. Subsequently, each Target Fund will completely liquidate.

On the Valuation Date, for purposes of the Reorganizations, each Target Fund’s assets will be valued pursuant to the NMF Trust’s valuation procedures. HCM and NF Advisors expect that any change in the valuation of a Target Fund’s assets in connection with a Reorganization as a result of using the NMF Trust’s valuation procedures, rather than the HighMark Trust’s valuation procedures, will not have a material effect on the Target Fund’s NAV. This conclusion is based on the results of limited testing of the valuation procedures that indicated that any potential valuation differences between the procedures are anticipated to have an impact of less than a penny per share, and there is significant overlap in pricing vendors for the Target Funds and Acquiring Funds.

Prior to the Valuation Date, shareholders of each Target Fund will continue to be able to redeem their shares. Redemption requests received on or after the Valuation Date will be treated as requests received by the corresponding Acquiring Fund for the redemption of its shares.

The Plan contains a number of representations and warranties made by the HighMark Trust to the NMF Trust related to, among other things, its legal status, compliance with laws and regulations and financial position and similar representations and warranties are made by the NMF Trust to the HighMark Trust. The Plan contains a number of conditions precedent that must occur before either the HighMark Trust or the NMF Trust is obligated to proceed with a Reorganization. These include, among others, that: (1) the shareholders of the applicable Target Fund approve the Plan and Reorganization with respect to such Target Fund; and (2) both the HighMark Trust and the NMF Trust receive from Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) the tax opinion discussed below under “Federal Income Tax Consequences of the Reorganizations.”

Under the Plan, the HighMark Trust and the NMF Trust may agree to terminate and abandon any one Reorganization or all of the Reorganizations at any time before or after the approval of shareholders of the Target Funds, or either the HighMark Trust or the NMF Trust may terminate and abandon any one Reorganization or all of the Reorganizations if certain conditions required under the Plan have not been satisfied.

Approval of each Reorganization requires a 1940 Act Majority, which is the affirmative vote of 67% or more of the outstanding voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of a Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less. See the section of this Proxy Statement/Prospectus entitled “Voting Information” for more information.

If the Reorganizations are approved, Target Fund shareholders who do not wish to have their Target Fund Shares exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to a Reorganization and your shares are subject to a contingent deferred sales charge or a redemption fee, your redemption proceeds will be reduced by any applicable sales charge or fee.

Description of the Securities to be Issued

Shareholders of each Target Fund will receive full and fractional Class A, Class C, Institutional Service Class, Class U and Class M Shares, as applicable, of the corresponding Acquiring Fund in accordance with the procedures provided for in the Plan. The number of shares that a Target Fund’s shareholders will receive will be based on the relative NAVs of the Target Fund and the corresponding Acquiring Fund as of 4:00 p.m. Eastern Time on the Valuation Date. The shares to be issued in connection with the Reorganizations will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund. Neither the HighMark Trust nor the NMF Trust holds annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholder meeting for the election of trustees.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an IRA or qualified retirement plan.

Each Fund has qualified since its inception, or if newly organized, intends to qualify for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax consequences that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization pursuant to Sections 361(c)(1) and 354(a) of the Code;

•	no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization pursuant to Section 1032(a) of the Code;

•

the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

•

the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

•

the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund pursuant to Section 358(a)(1) of the Code; and

•

the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund as part of the Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing) pursuant to Section 1223(1) of the Code.

None of the Target Funds or the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon will render a favorable opinion to the Target Funds and the Acquiring Funds as to the foregoing federal income tax consequences of the Reorganizations, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Funds and the Acquiring Funds upon which Stradley Ronon will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information about the Funds.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganizations were consummated but the IRS or the courts were to determine that the Reorganizations did not qualify as tax-free reorganizations under the Code, and thus were taxable, the Target Funds would recognize gain or loss on the transfer of their assets to the Acquiring Funds and each shareholder of the Target Funds that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund Shares and the fair market value of the shares of the Acquiring Fund it received. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect the other Reorganizations.

Final Dividend or Other Distributions. A Target Fund may declare one or more dividends or other distributions prior to the Closing Date as such Fund deems necessary or desirable, including in accordance with its current dividend and distribution policy (see “Comparison of the Target Funds and Acquiring Funds – Comparison of Dividend and Distribution Policies and Fiscal Years” above). Accordingly, in some cases, a Target Fund’s shareholders could receive dividends or other distributions from the Target Fund earlier as a result of the Reorganization than they otherwise would have had the Reorganization not occurred. These distributions generally will be taxable to a Target Fund’s shareholders. If a shareholder holds shares of a Target Fund in a nontaxable account, distributions with respect to those shares will not be taxable to the shareholder if the amount distributed remains in the nontaxable account.

Limitations on Capital Loss Carryovers. Capital losses are subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. If, as is anticipated, at the time of the closing of a Reorganization, the applicable Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund and therefore no such limitation on capital loss carryforwards as a result of the Reorganization. The capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund Shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization. Capital losses realized in taxable years beginning on or before December 22, 2010 can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. For taxable years beginning after December 22, 2010, these capital losses can be carried forward indefinitely. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010.

				Current Capital Loss Carryovers
Target Funds	2013	2014	2015	2016		2017		2018	2019	No Expiration	Total
HighMark Geneva Mid Cap Growth Fund	$—	$—	$—	$—		$—		$—	$—	$—	$—
HighMark Geneva Small Cap Growth Fund	—	—	—	—		—		—	—	—	—
HighMark Enhanced Growth Fund	—	—	—	—		—		11,611,334	—	—	11,611,334
HighMark Value Fund	—	—	—	937,872	**	9,620,451	*	—	—	1,190,339	11,748,662
HighMark Cognitive Value Fund	—	—	—	—		—		2,838,432	—	926,472	3,764,904
HighMark International Opportunities Fund	—	—	—	—		10,968,850		33,710,538	—	3,387,469	48,066,857
HighMark NYSE ARCA Tech 100 Index Fund	—	6,421,577	38,357,084	14,282,341		16,996,965		—	—	—	76,057,967
HighMark Large Cap Core Equity Fund	—	—	—	—		4,766,289	*	12,233,125	—	—	16,999,414
HighMark Small Cap Core Fund	—	—	—	—		27,581,125	*	5,197,714	—	382,906	33,161,745
HighMark Large Cap Growth Fund	—	—	—	—		5,211,579		4,389,848	—	—	9,601,427
HighMark Balanced Fund	—	—	—	—		—		—	—	—	—
HighMark Equity Income Fund	—	—	—	4,218,899		3,822,036		254,463	—	—	8,295,398
HighMark Bond Fund	—	—	—	—		—		—	—	—	—
HighMark Short Term Bond Fund	—	—	—	—		—		233,426	—	29,241	262,667
HighMark California Intermediate Tax-Free Bond Fund	—	—	—	—		—		—	4,425	226,754	231,179
HighMark National Intermediate Tax-Free Bond Fund	—	—	—	—		—		—	—	—	—
HighMark Wisconsin Tax-Exempt Fund	—	—	—	—		—		—	—	374,469	374,469

*	Capital loss carry forward amounts of $77,540, $27,389,574 and $9,620,451 were inherited from the Fundamental Equity Income Fund, the Small Cap Value Fund and the Large Cap Value Fund, respectively, and may be subject to IRS limitations in a given year.
**	Capital loss carry forward amount as inherited from the North Track Large Cap Equity Fund and may be subject to IRS limitations in a given year.

Amounts listed as “—” are either not applicable or less than $1.00.

General. You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain of the federal income tax consequences.

PRO FORMA CAPITALIZATION

The following tables show the capitalization of each Target Fund and the corresponding Acquiring Fund as of May 31, 2013 and on a pro forma combined basis (unaudited) as of May 31, 2013 giving effect to each proposed Reorganization. The tables below assumed that a Reorganization occurred on May 31, 2013. The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of its corresponding Target Fund if a Reorganization were consummated on May 31, 2013, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date. Each Acquiring Fund is a shell fund that will commence operations on the Closing Date; therefore, no estimated capitalization is available. Each Target Fund will be the accounting survivor of the Reorganization for financial statement purposes.

The tables are for informational purposes only. No assurance can be given as to how many Acquiring Fund Shares will be received by shareholders of a Target Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date. As described previously, for purposes of the Reorganizations, each Target Fund’s assets will be valued pursuant to the NMF Trust’s valuation procedures. HCM and NF Advisors expect that any change in the valuation of the Target Fund’s assets in connection with a Reorganization as a result of using the NMF Trust’s valuation procedures, rather than the HighMark Trust’s valuation procedures, will not have a material effect on a Target Fund’s NAV. Any such potential changes in value are not reflected in the tables below.

HighMark Geneva Mid Cap Growth Fund/Nationwide Geneva Mid Cap Growth Fund

	HighMark Geneva Mid Cap Growth Fund (Target Fund)	Nationwide Geneva Mid Cap Growth Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Geneva Mid Cap Growth Fund after Reorganization (Pro Forma)
Net assets (all classes)	$1,310,112,004	$—	$—	$1,310,112,004
Total shares outstanding	49,536,388	$—	$—	49,536,388

Class A net assets	$440,707,147	$—	$2,373,311	$443,080,458
Class A Shares outstanding	16,654,403		89,694	16,744,097
Class A net asset value per share	$26.46	$—	$—	$26.46

Class B net assets(1)	$2,373,311	$—	$(2,373,311)	$—
Class B Shares outstanding(1)	99,870	$—	(99,870)	—
Class B net asset value per share(1)	$23.76	$—	$—	$—

Class C net assets	$90,073,418	$—	$—	$90,073,418
Class C Shares outstanding	3,742,922	—	—	3,742,922
Class C net asset value per share	$24.07	$—	$—	$24.07

Fiduciary Class/Institutional Service Class net assets(1)	$776,958,128	$—	$—	$776,958,128
Fiduciary Class/Institutional Service Class Shares outstanding(1)	29,039,193	$—	—	29,039,193
Fiduciary Class/Institutional Service Class net asset value per share(1)	$26.76	$—	$—	$26.76

(1)

The Target Fund currently has Class A, Class B, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Geneva Small Cap Growth Fund/Nationwide Geneva Small Cap Growth Fund

	HighMark Geneva Small Cap Growth Fund (Target Fund)	Nationwide Geneva Small Cap Growth Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Geneva Small Cap Growth Fund after Reorganization (Pro Forma)
Net assets (all classes)	$94,768,656	$—	$—	$94,768,656
Total shares outstanding	2,539,006	—	—	2,539,006

Class A net assets	$22,113,618	$—	$—	$22,113,618
Class A Shares outstanding	595,124	—	—	595,124
Class A net asset value per share	$37.16	$—	$—	$37.16

Class C net assets	$10,255,545	$—	$—	$10,255,545
Class C Shares outstanding	282,903	—	—	282,903
Class C net asset value per share	$36.25	$—	$—	$36.25

Fiduciary Class/Institutional Service Class net assets(1)	$62,399,493	$—	$—	$62,399,493
Fiduciary Class/Institutional Service Class Shares outstanding(1)	1,660,979	—	—	1,660,979
Fiduciary Class/Institutional Service Class net asset value per share(1)	$37.57	$—	$—	$37.57

(1)

The Target Fund currently has Class A, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Enhanced Growth Fund/Nationwide Bailard Technology & Science Fund

	HighMark Enhanced Growth Fund (Target Fund)	Nationwide Bailard Technology & Science Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Bailard Technology & Science Fund after Reorganization (Pro Forma)
Net assets (all classes)	$88,989,549	$—	$—	$88,989,549
Total shares outstanding	6,648,800	—	—	6,648,800

Class A net assets	$1,412,366	$—	$—	$1,412,366
Class A Shares outstanding	108,440	—	—	108,440
Class A net asset value per share	$13.02	$—	$—	$13.02

Class C net assets	$277,409	$—	$—	$277,409
Class C Shares outstanding	22,194	—	—	22,194
Class C net asset value per share	$12.50	$—	$—	$12.50

Class M net assets	$85,803,096	$—	$—	$85,803,096
Class M Shares outstanding	6,406,228	—	—	6,406,228
Class M net asset value per share	$13.39	$—	$—	$13.39

Fiduciary Class/Institutional Service Class net assets(1)	$1,496,678	$—	$—	$1,496,678
Fiduciary Class/Institutional Service Class Shares outstanding(1)	111,938	—	—	111,938
Fiduciary Class/Institutional Service Class net asset value per share(1)	$13.37	$—	$—	$13.37

(1)

The Target Fund currently has Class A, Class C, Fiduciary Class and Class M Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C, Class M and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Value Fund/Nationwide HighMark Value Fund

	HighMark Value Fund (Target Fund)	Nationwide HighMark Value Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide HighMark Value Fund after Reorganization (Pro Forma)
Net assets (all classes)	$360,784,115	$—	$—	$360,784,115
Total shares outstanding	20,446,395	—	—	20,446,395

Class A net assets	$89,903,818	$—	$923,435	$90,827,253
Class A Shares outstanding	5,104,749	—	52,438	5,157,187
Class A net asset value per share	$17.61	$—	$—	$17.61

Class B net assets(1)	$923,435	$—	$(923,435)	$—
Class B Shares outstanding(1)	53,754	—	(53,754)	—
Class B net asset value per share(1)	$17.18	$—	$—	$—

Class C net assets	$3,798,776	$—	$—	$3,798,776
Class C Shares outstanding	222,334	—	—	222,334
Class C net asset value per share	$17.09	$—	$—	$17.09

Class U net assets	$121,838,445	$—	$—	$121,838,445
Class U Shares outstanding	6,895,566	—	—	6,895,566
Class U net asset value per share	$17.67	$—	$—	$17.67

Fiduciary Class/Institutional Service Class net assets(1)	$144,319,641	$—	$—	$144,319,641
Fiduciary Class/Institutional Service Class Shares outstanding(1)	8,169,992	—	—	8,169,992
Fiduciary Class/Institutional Service Class net asset value per share(1)	$17.66	$—	$—	$17.66

(1)

The Target Fund currently has Class A, Class B, Class C, Class U and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C, Class U and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Cognitive Value Fund/Nationwide Bailard Cognitive Value Fund

	HighMark Cognitive Value Fund (Target Fund)	Nationwide Bailard Cognitive Value Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Bailard Cognitive Value Fund after Reorganization (Pro Forma)
Net assets (all classes)	$93,701,876	$—	$—	$93,701,876
Total shares outstanding	6,705,537	—	—	6,705,537

Class A net assets	$841,092	$—	$—	$841,092
Class A Shares outstanding	60,060	—	—	60,060
Class A net asset value per share	$14.00	$—	$—	$14.00

Class C net assets	$527,726	$—	$—	$527,726
Class C Shares outstanding	38,743	—	—	38,743
Class C net asset value per share	$13.62	$—	$—	$13.62

Class M net assets	$90,449,622	$—	$—	$90,449,622
Class M Shares outstanding	6,471,967	—	—	6,471,967
Class M net asset value per share	$13.98	$—	$—	$13.98

Fiduciary Class/Institutional Service Class net assets(1)	$1,883,436	$—	$—	$1,883,436
Fiduciary Class/Institutional Service Class Shares outstanding(1)	134,767	—	—	134,767
Fiduciary Class/Institutional Service Class net asset value per share(1)	$13.98	$—	$—	$13.98

(1)

The Target Fund currently has Class A, Class C, Class M and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C, Class M and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark International Opportunities Fund/Nationwide Bailard International Equities Fund

	HighMark International Opportunities Fund (Target Fund)	Nationwide Bailard International Equities Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Bailard International Equities Fund after Reorganization (Pro Forma)
Net assets (all classes)	$225,057,887	$—	$—	$225,057,887
Total shares outstanding	30,508,809	—	—	30,508,809

Class A net assets	$4,473,492	$—	$—	$4,473,492
Class A Shares outstanding	605,213	—	—	605,213
Class A net asset value per share	$7.39	$—	$—	$7.39

Class C net assets	$1,189,645	$—	$—	$1,189,645
Class C Shares outstanding	161,709	—	—	161,709
Class C net asset value per share	$7.36	$—	$—	$7.36

Class M net assets	$148,320,255	$—	$—	$148,320,255
Class M Shares outstanding	20,104,406	—	—	20,104,406
Class M net asset value per share	$7.38	$—	$—	$7.38

Fiduciary Class/Institutional Service Class net assets(1)	$71,074,495	$—	$—	$71,074,495
Fiduciary Class/Institutional Service Class Shares outstanding(1)	9,637,481	—	—	9,637,481
Fiduciary Class/Institutional Service Class net asset value per share(1)	$7.37	$—	$—	$7.37

(1)

The Target Fund currently has Class A, Class C, Fiduciary Class and Class M Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C, Institutional Service Class and Class M Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark NYSE Arca Tech 100 Index Fund/Nationwide Ziegler NYSE Arca Tech 100 Index Fund

	HighMark NYSE Arca Tech 100 Index Fund (Target Fund)	Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Ziegler NYSE Arca Tech 100 Index Fund after Reorganization (Pro Forma)
Net assets (all classes)	$232,639,708	$—	$—	$232,639,708
Total shares outstanding	5,612,242	—	—	5,612,242

Class A net assets	$199,128,745	$—	$2,960,634	$202,089,379
Class A Shares outstanding	4,774,079	—	70,981	4,845,060
Class A net asset value per share	$41.71	$—	$—	$41.71

Class B net assets(1)	$2,960,634	$—	$(2,960,634)	$—
Class B Shares outstanding(1)	79,122	—	(79,122)	—
Class B net asset value per share(1)	$37.42	$—	$—	$—

Class C net assets	$13,427,493	$—	$—	$13,427,493
Class C Shares outstanding	352,374	—	—	352,374
Class C net asset value per share	$38.11	$—	$—	$38.11

Fiduciary Class/Institutional Service Class net assets(1)	$17,122,836	$—	$—	$17,122,836
Fiduciary Class/Institutional Service Class Shares outstanding(1)	406,667	—	—	406,667
Fiduciary Class/Institutional Service Class net asset value per share(1)	$42.11	$—	$—	$42.11

(1)

The Target Fund currently has Class A, Class B, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Large Cap Core Equity Fund/Nationwide HighMark Large Cap Core Equity Fund

	HighMark Large Cap Core Equity Fund (Target Fund)	Nationwide HighMark Large Cap Core Equity Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide HighMark Large Cap Core Equity Fund after Reorganization (Pro Forma)
Net assets (all classes)	$79,427,952	$—	$—	$79,427,952
Total shares outstanding	7,149,902	—	—	7,149,902

Class A net assets	$9,631,245	$—	$—	$9,631,245
Class A Shares outstanding	868,423	—	—	868,423
Class A net asset value per share	$11.09	$—	$—	$11.09

Class C net assets	$954,589	$—	$—	$954,589
Class C Shares outstanding	88,469	—	—	88,469
Class C net asset value per share	$10.79	$—	$—	$10.79

Fiduciary Class/Institutional Service Class net assets(1)	$68,842,118	$—	$—	$68,842,118
Fiduciary Class/Institutional Service Class Shares outstanding(1)	6,193,010	—	—	6,193,010
Fiduciary Class/Institutional Service Class net asset value per share(1)	$11.12	$—	$—	$11.12

(1)

The Target Fund currently has Class A Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Small Cap Core Fund/Nationwide HighMark Small Cap Core Fund

	HighMark Small Cap Core Fund (Target Fund)	Nationwide HighMark Small Cap Core Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide HighMark Small Cap Core Fund after Reorganization (Pro Forma)
Net assets (all classes)	$82,485,846	$—	$—	$82,485,846
Total shares outstanding	3,473,120	—	—	3,473,120

Class A net assets	$10,996,364	$—	$—	$10,996,364
Class A Shares outstanding	467,042	—	—	467,042
Class A net asset value per share	$23.54	$—	$—	$23.54

Class C net assets	$4,178,947	$—	$—	$4,178,947
Class C Shares outstanding	183,715	—	—	183,715
Class C net asset value per share	$22.75	$—	$—	$22.75

Fiduciary Class/Institutional Service Class net assets(1)	$67,310,535	$—	$—	$67,310,535
Fiduciary Class/Institutional Service Class Shares outstanding(1)	2,822,363	—	—	2,822,363
Fiduciary Class/Institutional Service Class net asset value per share(1)	$23.85	$—	$—	$23.85

(1)

The Target Fund currently has Class A, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Large Cap Growth Fund/Nationwide HighMark Large Cap Growth Fund

	HighMark Large Cap Growth Fund (Target Fund)	Nationwide HighMark Large Cap Growth Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide HighMark Large Cap Growth Fund after Reorganization (Pro Forma)
Net assets (all classes)	$77,857,547	$—	$—	$77,857,547
Total shares outstanding	6,235,243	—	—	6,235,243

Class A net assets	$16,693,037	$—	$455,987	$17,149,024
Class A Shares outstanding	1,350,187	—	36,892	1,387,079
Class A net asset value per share	$12.36	$—	$—	$12.36

Class B net assets(1)	$455,987	$—	$(455,987)	$—
Class B Shares outstanding(1)	39,770	—	(39,770)	—
Class B net asset value per share(1)	$11.47	$—	$—	$—

Class C net assets	$2,784,562	$—	$—	$2,784,562
Class C Shares outstanding	245,189	—	—	245,189
Class C net asset value per share	$11.36	$—	$—	$11.36

Fiduciary Class/Institutional Service Class net assets(1)	$57,923,961	$—	$—	$57,923,961
Fiduciary Class/Institutional Service Class Shares outstanding(1)	4,600,097	—	—	4,600,097
Fiduciary Class/Institutional Service Class net asset value per share(1)	$12.59	$—	$—	$12.59

(1)

The Target Fund currently has Class A, Class B, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Balanced Fund/Nationwide HighMark Balanced Fund

	HighMark Balanced Fund (Target Fund)	Nationwide HighMark Balanced Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide HighMark Balanced Fund after Reorganization (Pro Forma)
Net assets (all classes)	$30,464,260	$—	$—	$30,464,260
Total shares outstanding	1,955,779	—	—	1,955,779

Class A net assets	$9,269,200	$—	$16,241	$9,285,441
Class A Shares outstanding	595,462	—	1,043	596,505
Class A net asset value per share	$15.57	$—	$—	$15.57

Class B net assets(1)	$16,241	$—	$(16,241)	$—
Class B Shares outstanding(1)	1,046	—	(1,046)	—
Class B net asset value per share(1)	$15.53	$—	$—	$—

Class C net assets	$3,239,687	$—	$—	$3,239,687
Class C Shares outstanding	209,393	—	—	209,393
Class C net asset value per share	$15.47	$—	$—	$15.47

Fiduciary Class/Institutional Service Class net assets(1)	$17,939,132	$—	$—	$17,939,132
Fiduciary Class/Institutional Service Class Shares outstanding(1)	1,149,878	—	—	1,149,878
Fiduciary Class/Institutional Service Class net asset value per share(1)	$15.60	$—	$—	$15.60

(1)

The Target Fund currently has Class A, Class B, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Equity Income Fund/Nationwide Ziegler Equity Income Fund

	HighMark Equity Income Fund (Target Fund)	Nationwide Ziegler Equity Income Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Ziegler Equity Income Fund after Reorganization (Pro Forma)
Net assets (all classes)	$29,467,991	$—	$—	$29,467,991
Total shares outstanding	2,558,914	—	—	2,558,914

Class A net assets	$17,018,292	$—	$1,118,298	$18,136,590
Class A Shares outstanding	1,478,219	—	97,159	1,575,378
Class A net asset value per share	$11.51	$—	—	$11.51

Class B net assets(1)	$1,118,298	$—	$(1,118,298)	$—
Class B Shares outstanding(1)	96,850	—	(96,850)	—
Class B net asset value per share(1)	$11.55	$—	$—	$—

Class C net assets	$3,472,307	$—	$—	$3,472,307
Class C Shares outstanding	303,404	—	—	303,404
Class C net asset value per share	$11.44	$—	$—	$11.44

Fiduciary Class/Institutional Service Class net assets(1)	$7,859,094	$—	$—	$7,859,094
Fiduciary Class/Institutional Service Class Shares outstanding(1)	680,441	—	—	680,441
Fiduciary Class/Institutional Service Class net asset value per share(1)	$11.55	$—	$—	$11.55

(1)

The Target Fund currently has Class A, Class B, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Bond Fund/Nationwide HighMark Bond Fund

	HighMark Bond Fund (Target Fund)	Nationwide HighMark Bond Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide HighMark Bond Fund after Reorganization (Pro Forma)
Net assets (all classes)	$380,156,580	$—	$—	$380,156,580
Total shares outstanding	33,512,706	—	—	33,512,706

Class A net assets	$30,384,906	$—	$111,860	$30,496,766
Class A Shares outstanding	2,720,200	—	10,014	2,730,214
Class A net asset value per share	$11.17	$—	$—	$11.17

Class B net assets(1)	$111,860	$—	$(111,860)	$—
Class B Shares outstanding(1)	10,052	—	(10,052)	—
Class B net asset value per share(1)	$11.13	$—	$—	$—

Class C net assets	$17,371,490	$—	$—	$17,371,490
Class C Shares outstanding	1,563,872	—	—	1,563,872
Class C net asset value per share	$11.11	$—	$—	$11.11

Fiduciary Class/Institutional Service Class net assets(1)	$332,288,324	$—	$—	$332,288,324
Fiduciary Class/Institutional Service Class Shares outstanding(1)	29,218,582	—	—	29,218,582
Fiduciary Class/Institutional Service Class net asset value per share(1)	$11.37	$—	$—	$11.37

(1)

The Target Fund currently has Class A, Class B, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Short Term Bond Fund/Nationwide HighMark Short Term Bond Fund

	HighMark Short Term Bond Fund (Target Fund)	Nationwide HighMark Short Term Bond Fund (Acquiring Fund)	Pro Forma Adjustments		Nationwide HighMark Short Term Bond Fund after Reorganization (Pro Forma)
Net assets (all classes)	$173,250,355	$—		$—	$173,250,355
Total shares outstanding	17,183,682	—		—	17,183,682

Class A net assets	$35,640,362	$—	$		$35,640,362
Class A Shares outstanding	3,545,458	—			3,545,458
Class A net asset value per share	$10.05	$—	$		$10.05

Class C net assets	$28,291,942	$—		$—	$28,291,942
Class C Shares outstanding	2,779,606	—		—	2,779,606
Class C net asset value per share	$10.18	$—		$—	$10.18

Fiduciary Class/Institutional Service Class net assets(1)	$109,318,051	$—		$—	$109,318,051
Fiduciary Class/Institutional Service Class Shares outstanding(1)	10,858,618	—		—	10,858,618
Fiduciary Class/Institutional Service Class net asset value per share(1)	$10.07	$—		$—	$10.07

(1)

The Target Fund currently has Class A, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark California Intermediate Tax-Free Bond Fund/Nationwide HighMark California Intermediate Tax Free Bond Fund

	HighMark California Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark California Intermediate Tax-Free Bond Fund (Acquiring Fund)	Pro Forma Adjustments		Nationwide HighMark California Intermediate Tax Free Bond Fund after Reorganization (Pro Forma)
Net assets (all classes)	$259,727,112	$—		$—	$259,727,112
Total shares outstanding	24,884,805	—		—	24,884,805

Class A net assets	$87,096,232	$—	$		$87,096,232
Class A Shares outstanding	8,362,496	—			8,362,496
Class A net asset value per share	$10.42	$—	$		$10.42

Class C net assets	$41,374,252	$—		$—	$41,374,252
Class C Shares outstanding	3,986,458	—		—	3,986,458
Class C net asset value per share	$10.38	$—		$—	$10.38

Fiduciary Class/Institutional Service Class net assets(1)	$131,256,628	$—		$—	$131,256,628
Fiduciary Class/Institutional Service Class Shares outstanding(1)	12,535,851	—		—	12,535,851
Fiduciary Class/Institutional Service Class net asset value per share(1)	$10.47	$—		$—	$10.47

(1)

The Target Fund currently has Class A, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark National Intermediate Tax-Free Bond Fund/Nationwide HighMark National Intermediate Tax Free Bond Fund

	HighMark National Intermediate Tax-Free Bond Fund (Target Fund)	Nationwide HighMark National Intermediate Tax-Free Bond Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide HighMark National Intermediate Tax Free Bond Fund after Reorganization (Pro Forma)
Net assets (all classes)	$95,215,616	$—	—	$95,215,616
Total shares outstanding	8,213,631	—	—	8,213,631

Class A net assets	$18,195,069	$—	$—	$18,195,069
Class A Shares outstanding	1,570,368	—	—	1,570,368
Class A net asset value per share	$11.59	$—	$—	$11.59

Class C net assets	$7,833,361	$—	—	$7,833,361
Class C Shares outstanding	675,249	—	—	675,249
Class C net asset value per share	11.60	$—	—	11.60

Fiduciary Class/Institutional Service Class net assets(1)	$69,187,186	$—	—	$69,187,186
Fiduciary Class/Institutional Service Class Shares outstanding(1)	5,968,014	—	—	5,968,014
Fiduciary Class/Institutional Service Class net asset value per share(1)	11.59	$—	$—	$11.59

(1)

The Target Fund currently has Class A, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

HighMark Wisconsin Tax-Exempt Fund/Nationwide Ziegler Wisconsin Tax Exempt Fund

	HighMark Wisconsin Tax- Exempt Fund (Target Fund)	Nationwide Ziegler Wisconsin Tax Exempt Fund (Acquiring Fund)	Pro Forma Adjustments	Nationwide Ziegler Wisconsin Tax Exempt Fund after Reorganization (Pro Forma)
Net assets (all classes)	$164,599,072	$—	$—	$164,599,072
Total shares outstanding	15,436,900	—	—	15,436,900

Class A net assets	$142,850,295	$—	$816,981	$143,667,276
Class A Shares outstanding	13,394,936	—	76,640	13,471,576
Class A net asset value per share	$10.66	$—	$—	$10.66

Class B net assets(1)	$816,981	$—	$(816,981)	$—
Class B Shares outstanding(1)	76,673	—	(76,673)	—
Class B net asset value per share(1)	$10.66	$—	$—	$—

Class C net assets	$19,921,960	$—	$—	$19,921,960
Class C Shares outstanding	1,870,589	—	—	1,870,589
Class C net asset value per share	$10.65	$—	$—	$10.65

Fiduciary Class/Institutional Service Class net assets(1)	$1,009,836	$—	$—	$1,009,836
Fiduciary Class/Institutional Service Class Shares outstanding(1)	94,702	—	—	94,702
Fiduciary Class/Institutional Service Class net asset value per share(1)	$10.66	$—	$—	$10.66

(1)

The Target Fund currently has Class A, Class B, Class C and Fiduciary Class Shares outstanding. In connection with the Reorganization, the Acquiring Fund will offer Class A, Class C and Institutional Service Class Shares. Class B shareholders of the Target Fund will be issued Class A Shares of the Acquiring Fund. Fiduciary Class shareholders of the Target Fund will be issued Institutional Service Class Shares of the Acquiring Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Follow-on Reorganizations

As of the date of this Proxy Statement/Prospectus, the NMF Trust has not adopted a plan to recommend any additional fund combinations. Following the closing of the Reorganizations, NMF Trust will evaluate whether it would be desirable to recommend any fund combinations in the future. Such combinations could include a reorganization of an Acquiring Fund into a Nationwide Fund, a Nationwide Fund into an Acquiring Fund or an Acquiring Fund into another Acquiring Fund. In evaluating any potential fund combinations, NMF Trust will consider all relevant factors, which may include, among others, whether the combination would achieve better economies of scale, lower fund operating costs, or streamline fund offerings. Any recommendation to combine funds would be subject to approval by the boards of trustees of each fund and, if required by the organizational documents of the acquired fund or applicable law, the shareholders of the acquired fund.

Financial Highlights

The financial highlight tables below are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in the Target Fund Prospectuses, which are incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month reporting period. The information for the six-month semiannual reporting period is unaudited. Each Target Fund’s fiscal year end is July 31, and, accordingly, each Fund’s financial highlights table below contains information for the six-month period ended January 31, 2013. The Acquiring Funds have not commenced operations and do not have any financial highlights information. Except for the financial highlights information provided for the six-month period ended January 31, 2013, this information has been audited by Deloitte & Touche LLP, the Target Funds’ independent registered public accounting firm whose report, along with the Target Funds’ financial statements, is included in the Target Funds’ annual report to shareholders and is incorporated by reference in the SAI, which are both available upon request.

HighMark Geneva Mid Cap Growth Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets		Ratio of expenses to average net assets excluding fee waivers and reduction of expenses		Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13#	$23.26	$(0.079)	$2.543	$2.464	$—	$(0.434)	$(0.434)	$—	$25.29	10.71%	$414,080	1.38%		1.46%		(0.64)%	10%
Year ended 07/31/12	22.71	(0.204)	1.206	1.002	—	(0.452)	(0.452)	—	23.26	4.46	346,312	1.38		1.51		(0.88)	17
Year ended 07/31/11	17.92	(0.200)	5.019	4.819	—	(0.029)	(0.029)	—	22.71	26.82	195,872	1.38		1.54		(0.92)	23
Year ended 07/31/10	15.03	(0.152)	3.042	2.890	—	—	—	—	17.92	19.22	176,924	1.38		1.57		(0.90)	26
Year ended 07/31/09(1)	13.53	(0.103)	1.603	1.500	—	—	—	—	15.03	11.16	148,670	1.70	*~	1.72	*~	(1.07)*	24
Year ended 07/31/08(2)	21.80	(0.17)^	(6.94)	(7.11)	—	(1.16)	(1.16)	—	13.53	(34.29)	132,592	1.38		1.38		(0.91)	22
Year ended 07/31/07(2)	18.37	(0.18)^	3.68	3.50	—	(0.07)	(0.07)	—	21.80	19.11	211,653	1.37		1.37		(0.90)	36

Class B
Six months ended 01/31/13#	$21.03	$(0.137)	$2.301	$2.164	$—	$(0.434)	$(0.434)	$—	$22.76	10.41%	$2,735	1.98%		1.96%		(1.24)%	10%
Year ended 07/31/12	20.70	(0.308)	1.090	0.782	—	(0.452)	(0.452)	—	21.03	3.77	3,559	1.98		2.01		(1.48)	17
Year ended 07/31/11	16.44	(0.299)	4.588	4.289	—	(0.029)	(0.029)	—	20.70	26.15	5,579	1.98		2.04		(1.52)	23
Year ended 07/31/10	13.87	(0.233)	2.803	2.570	—	—	—	—	16.44	18.53	6,209	1.98		2.07		(1.50)	26
Year ended 07/31/09(1)	12.55	(0.158)	1.478	1.320	—	—	—	—	13.87	10.52	7,420	2.42	*~	2.42	*~	(1.78)*	24
Year ended 07/31/08(2)	20.45	(0.34)^	(6.40)	(6.74)	—	(1.16)	(1.16)	—	12.55	(34.77)	8,143	2.13		2.13		(1.66)	22
Year ended 07/31/07(2)	17.37	(0.38)^	3.53	3.15	—	(0.07)	(0.07)	—	20.45	18.19	17,627	2.11		2.11		(1.65)	36

Class C
Six months ended 01/31/13#	$21.29	$(0.139)	$2.333	$2.194	$—	$(0.434)	$(0.434)	$—	$23.05	10.43%	$85,163	1.98%		1.96%		(1.24)%	10%
Year ended 07/31/12	20.96	(0.316)	1.098	0.782	—	(0.452)	(0.452)	—	21.29	3.77	67,244	1.98		2.01		(1.48)	17
Year ended 07/31/11	16.64	(0.307)	4.656	4.349	—	(0.029)	(0.029)	—	20.96	26.14	32,580	1.98		2.04		(1.52)	23
Year ended 07/31/10	14.04	(0.237)	2.837	2.600	—	—	—	—	16.64	18.52	18,896	1.98		2.07		(1.50)	26
Year ended 07/31/09(1)	12.70	(0.160)	1.500	1.340	—	—	—	—	14.04	10.55	14,708	2.42	*~	2.42	*~	(1.79)*	24
Year ended 07/31/08(2)	20.69	(0.28)^	(6.55)	(6.83)	—	(1.16)	(1.16)	—	12.70	(34.80)	14,433	2.13		2.13		(1.66)	22
Year ended 07/31/07(2)	17.57	(0.31)^	3.50	3.19	—	(0.07)	(0.07)	—	20.69	18.21	21,790	2.12		2.12		(1.65)	36

Fiduciary Class
Six months ended 01/31/13#	$23.46	$(0.048)	$2.572	$2.524	$—	$(0.434)	$(0.434)	$—	$25.55	10.87%	$651,439	1.13%		1.21%		(0.39)%	10%
Year ended 07/31/12	22.85	(0.147)	1.209	1.062	—	(0.452)	(0.452)	—	23.46	4.70	431,911	1.13		1.26		(0.63)	17
Year ended 07/31/11	17.98	(0.151)	5.050	4.899	—	(0.029)	(0.029)	—	22.85	27.25	215,699	1.13		1.29		(0.67)	23
Year ended 07/31/10	15.04	(0.110)	3.050	2.940	—	—	—	—	17.98	19.55	19,588	1.11		1.32		(0.63)	26
Year ended 07/31/09(3)	14.07	(0.006)	0.976	0.970	—	—	—	—	15.04	6.89	1,459	1.13	*~	1.25	*~	(0.50)*	24

Amounts designated as “—” are either $0 or have been rounded to $0.

*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expense limitations. The interest expense is from utilizing a line of credit.
#	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
^	Per share amounts calculated using SEC method.
(1)	For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.
(2)	For the year ended October 31.
(3)	Commenced operations on June 26, 2009.

HighMark Geneva Small Cap Growth Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees		Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets		Ratio of expenses to average net assets excluding fee waivers and reduction of expenses		Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13~	$31.36	$(0.152)	$4.292	$4.140	$—	$(1.520)	$(1.520)	$0.001		$33.98	13.61%	$14,624	1.62%		1.92%		(0.91)%	14%
Year ended 07/31/12	30.87	(0.382)	1.799	1.417	—	(0.928)	(0.928)	0.001		31.36	4.69	9,925	1.62		2.07		(1.26)	45
Year ended 07/31/11	24.39	(0.392)	7.899	7.507	—	(1.027)	(1.027)	—	#	30.87	30.90	9,000	1.62		2.25		(1.30)	45
Year ended 07/31/10	20.70	(0.264)	3.954	3.690	—	—	—	—	#	24.39	17.83	3,220	1.62		2.73		(1.15)	62
Year ended 07/31/09(1)	20.00	(0.025)	0.725	0.700	—	—	—	—		20.70	3.50	1,988	1.62	*	8.59	*	(0.98)*	7

Class C
Six months ended 01/31/13~	$30.78	$(0.247)	$4.207	$3.960	$—	$(1.520)	$(1.520)	$0.001		$33.22	13.27%	$7,262	2.22%		2.42%		(1.51)%	14%
Year ended 07/31/12	30.49	(0.557)	1.774	1.217	—	(0.928)	(0.928)	0.001		30.78	4.09	3,799	2.22		2.57		(1.86)	45
Year ended 07/31/11	24.23	(0.580)	7.867	7.287	—	(1.027)	(1.027)	—	#	30.49	30.18	2,134	2.22		2.75		(1.90)	45
Year ended 07/31/10	20.69	(0.401)	3.941	3.540	—	—	—	—	#	24.23	17.11	260	2.22		3.23		(1.75)	62
Year ended 07/31/09(1)	20.00	(0.039)	0.729	0.690	—	—	—	—		20.69	3.45	36	2.22	*	9.09	*	(1.58)*	7

Fiduciary Class
Six months ended 01/31/13~	$31.63	$(0.109)	$4.329	$4.220	$—	$(1.520)	$(1.520)	$0.001		$34.33	13.74%	$45,400	1.36%		1.67%		(0.65)%	14%
Year ended 07/31/12	31.04	(0.303)	1.820	1.517	—	(0.928)	(0.928)	0.001		31.63	4.99	25,371	1.35		1.82		(0.99)	45
Year ended 07/31/11	24.45	(0.309)	7.926	7.617	—	(1.027)	(1.027)	—	#	31.04	31.28	12,477	1.35		2.00		(1.03)	45
Year ended 07/31/10	20.70	(0.204)	3.954	3.750	—	—	—	—	#	24.45	18.12	6,252	1.37		2.48		(0.89)	62
Year ended 07/31/09(1)	20.00	(0.018)	0.718	0.700	—	—	—	—		20.70	3.50	1,598	1.37	*	8.34	*	(0.73)*	7

Amounts designated as “—” are either $0 or have been rounded to $0.

*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
#	Amount represents less than $0.001.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
(1)	Commenced operations on June 12, 2009.

HighMark Enhanced Growth Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$11.56	$(0.005)	$0.655	$0.650	$—	$—	$—	$—	$12.21	5.62%	$1,332	1.45%	1.59%	(0.08)%	15%
Year ended 07/31/12	10.98	(0.062)	0.642	0.580	—	—	—	—	11.56	5.28	1,398	1.45	1.60	(0.57)	11
Year ended 07/31/11	9.05	(0.064)	1.994	1.930	—	—	—	—	10.98	21.33	1,974	1.45	1.58	(0.61)	16
Year ended 07/31/10	7.96	(0.042)	1.133	1.091	(0.001)	—	(0.001)	—	9.05	13.71	2,277	1.43	1.58	(0.46)	17
Year ended 07/31/09	9.17	(0.018)	(1.192)	(1.210)	—	—	—	—	7.96	(13.20)	875	1.40	1.56	(0.26)	24
Year ended 07/31/08	10.17	(0.065)	(0.935)	(1.000)	—	—	—	—	9.17	(9.83)	654	1.38	1.51	(0.66)	21

Class C
Six months ended 01/31/13*	$11.15	$(0.039)	$0.629	$0.590	$—	$—	$—	$—	$11.74	5.29%	$97	2.05%	2.09%	(0.68)%	15%
Year ended 07/31/12	10.66	(0.124)	0.614	0.490	—	—	—	—	11.15	4.60	119	2.05	2.10	(1.17)	11
Year ended 07/31/11	8.84	(0.126)	1.946	1.820	—	—	—	—	10.66	20.59	272	2.05	2.08	(1.21)	16
Year ended 07/31/10	7.82	(0.093)	1.113	1.020	— #	—	— #	—	8.84	13.04	180	2.03	2.08	(1.06)	17
Year ended 07/31/09	9.07	(0.059)	(1.191)	(1.250)	—	—	—	—	7.82	(13.78)	122	2.00	2.06	(0.87)	24
Year ended 07/31/08	10.12	(0.123)	(0.927)	(1.050)	—	—	—	—	9.07	(10.38)	288	1.99	2.02	(1.27)	21

Class M
Six months ended 01/31/13*	$11.85	$0.020	$0.670	$0.690	$—	$—	$—	$—	$12.54	5.82%	$79,804	1.05%	1.09%	0.32%	15%
Year ended 07/31/12	11.21	(0.019)	0.659	0.640	—	—	—	—	11.85	5.71	76,670	1.05	1.10	(0.17)	11
Year ended 07/31/11	9.20	(0.022)	2.032	2.010	—	—	—	—	11.21	21.85	86,182	1.05	1.08	(0.21)	16
Year ended 07/31/10	8.07	(0.005)	1.150	1.145	(0.015)	—	(0.015)	—	9.20	14.04	64,408	1.03	1.08	(0.06)	17
Year ended 07/31/09	9.27	0.009	(1.209)	(1.200)	—	—	—	—	8.07	(12.84)	65,867	1.00	1.06	0.13	24
Year ended 07/31/08	10.24	(0.026)	(0.944)	(0.970)	—	—	—	—	9.27	(9.47)	122,424	0.98	1.01	(0.26)	21

Fiduciary Class
Six months ended 01/31/13*	$11.83	$0.015	$0.675	$0.690	$—	$—	$—	$—	$12.52	5.83%	$2,121	1.12%	1.34%	0.25%	15%
Year ended 07/31/12	11.20	(0.026)	0.656	0.630	—	—	—	—	11.83	5.63	2,767	1.11	1.35	(0.23)	11
Year ended 07/31/11	9.20	(0.027)	2.027	2.000	—	—	—	—	11.20	21.74	1,980	1.09	1.33	(0.25)	16
Year ended 07/31/10	8.07	(0.008)	1.151	1.143	(0.013)	—	(0.013)	—	9.20	14.17	1,676	1.06	1.33	(0.09)	17
Year ended 07/31/09	9.26	0.009	(1.199)	(1.190)	—	—	—	—	8.07	(12.85)	1,996	1.00	1.31	0.13	24
Year ended 07/31/08(1)	9.29	(0.022)	(0.008)	(0.030)	—	—	—	—	9.26	(9.57)	1,655	0.99 ~	1.26 ~	(0.27)~	21

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	Annualized.
#	Amount represents less than $0.001.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
(1)	Commenced operations on September 26, 2007.

HighMark Value Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 1/31/13#	$15.67	$0.082	$1.952	$2.034	$(0.087)	$(1.367)	$(1.454)	$—	$16.25	13.65%	$86,890	1.25%	1.37%	1.01%	16%
Year ended 07/31/12	16.05	0.182	0.271	0.453	(0.180)	(0.653)	(0.833)	—	15.67	3.28	83,339	1.26	1.39	1.20	44	¥
Year ended 07/31/11	13.61	0.153	2.566	2.719	(0.279)	—	(0.279)	—	16.05	20.12	71,164	1.27	1.38	0.99	26
Year ended 07/31/10	12.14	0.230	1.369	1.599	(0.129)	—	(0.129)	—	13.61	13.18	72,132	1.25	1.36	1.70	12
Year ended 07/31/09	17.50	0.186	(4.395)	(4.209)	(0.192)	(0.959)	(1.151)	—	12.14	(23.30)	75,156	1.21	1.34	1.57	20
Year ended 07/31/08	24.17	0.224	(2.934)	(2.710)	(0.234)	(3.726)	(3.960)	—	17.50	(13.22)	24,772	1.21	1.33	1.08	17

Class B
Six months ended 1/31/13#	$15.32	$0.032	$1.901	$1.933	$(0.046)	$(1.367)	$(1.413)	$—	$15.84	13.27%	$1,013	1.85%	1.87%	0.40%	16%
Year ended 07/31/12	15.69	0.089	0.270	0.359	(0.076)	(0.653)	(0.729)	—	15.32	2.70	1,164	1.86	1.89	0.60	44	¥
Year ended 07/31/11	13.32	0.059	2.506	2.565	(0.195)	—	(0.195)	—	15.69	19.37	2,212	1.87	1.88	0.39	26
Year ended 07/31/10	11.88	0.146	1.339	1.485	(0.045)	—	(0.045)	—	13.32	12.51	3,439	1.85	1.86	1.10	12
Year ended 07/31/09	17.16	0.115	(4.312)	(4.197)	(0.124)	(0.959)	(1.083)	—	11.88	(23.74)	5,722	1.81	1.84	0.97	20
Year ended 07/31/08	23.79	0.100	(2.880)	(2.780)	(0.124)	(3.726)	(3.850)	—	17.16	(13.74)	3,823	1.80	1.83	0.49	17
Year ended 07/31/07	22.92	0.136	3.325	3.461	(0.170)	(2.421)	(2.591)	—	23.79	15.38	6,772	1.79	1.83	0.56	19

Class C
Six months ended 1/31/13#	$15.25	$0.032	$1.892	$1.924	$(0.047)	$(1.367)	$(1.414)	$—	$15.76	13.27%	$3,652	1.85%	1.87%	0.41%	16%
Year ended 07/31/12	15.63	0.089	0.268	0.357	(0.084)	(0.653)	(0.737)	—	15.25	2.70	3,792	1.86	1.89	0.60	44	¥
Year ended 07/31/11	13.26	0.059	2.509	2.568	(0.198)	—	(0.198)	—	15.63	19.48	2,503	1.87	1.88	0.39	26
Year ended 07/31/10	11.84	0.145	1.322	1.467	(0.047)	—	(0.047)	—	13.26	12.50	2,548	1.85	1.86	1.10	12
Year ended 07/31/09	17.10	0.113	(4.289)	(4.176)	(0.125)	(0.959)	(1.084)	—	11.84	(23.76)	3,058	1.81	1.84	0.97	20
Year ended 07/31/08	23.72	0.107	(2.866)	(2.759)	(0.135)	(3.726)	(3.861)	—	17.10	(13.69)	1,500	1.76	1.79	0.53	17
Year ended 07/31/07	22.86	0.127	3.330	3.457	(0.176)	(2.421)	(2.597)	—	23.72	15.40	2,061	1.79	1.83	0.53	19

Class U
Six month ended 01/31/13#	$15.72	$0.115	$1.956	$2.071	$(0.114)	$(1.367)	$(1.481)	$—	$16.31	13.87%	$108,662	0.85%	0.87%	1.41%	16%
Year ended 07/31/12(1)	14.85	0.142	0.852	0.994	(0.124)	—	(0.124)	—	15.72	6.70	99,930	0.86 *	0.89 *	1.60 *	44	¥

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Fiduciary Class
Six months ended 01/31/13#	$15.71	$0.103	$1.958	$2.061	$(0.104)	(1.367)	$(1.471)	$—	$16.30	13.80%	$154,524	0.99%	1.12%	1.27%	16%
Year ended 07/31/12	16.09	0.220	0.275	0.495	(0.222)	(0.653)	(0.875)	—	15.71	3.50	147,101	1.00	1.14	1.46	44	¥
Year ended 07/31/11	13.64	0.192	2.572	2.764	(0.314)	—	(0.314)	—	16.09	20.50	234,785	1.02	1.13	1.24	26
Year ended 07/31/10	12.17	0.265	1.368	1.633	(0.163)	—	(0.163)	—	13.64	13.43	228,162	1.00	1.11	1.95	12
Year ended 07/31/09	17.53	0.221	(4.399)	(4.178)	(0.223)	(0.959)	(1.182)	—	12.17	(23.11)	229,771	0.96	1.09	1.82	20
Year ended 07/31/08	24.21	0.279	(2.950)	(2.671)	(0.283)	(3.726)	(4.009)	—	17.53	(12.99)	328,465	0.95	1.08	1.34	17

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
#	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
¥	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.
(1)	Commenced operations on January 4, 2012.

HighMark Cognitive Value Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees		Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$11.48	$0.088	$1.764	$1.852	$(0.102)	$—	$(0.102)	$—	#	$13.23	16.20%	$705	1.47%	1.60%	1.43%	104%
Year ended 07/31/12	11.51	0.025	(0.006)	0.019	(0.049)	—	(0.049)	—	#	11.48	0.21	616	1.47	1.60	0.23	268
Year ended 07/31/11	9.37	0.065	2.194	2.259	(0.119)	—	(0.119)	—	#	11.51	24.05	961	1.47	1.58	0.60	216
Year ended 07/31/10	7.89	0.030	1.501 ##	1.531	(0.051)	—	(0.051)	—	#	9.37	19.60 ##	655	1.45	1.58	0.34	152
Year ended 07/31/09	10.19	0.056	(2.341)	(2.285)	(0.015)	—	(0.015)	—	#	7.89	(22.40)	333	1.40	1.59	0.74	141
Year ended 07/31/08	12.97	0.041	(1.390)	(1.349)	(0.051)	(1.380)	(1.431)	—	#	10.19	(11.22)	509	1.41	1.53	0.35	109

Class C
Six months ended 01/31/13*	$11.17	$0.050	$1.748	$1.718	$(0.038)	$—	$(0.038)	$—	#	$12.90	15.86%	$457	2.07%	2.09%	0.83%	104%
Year ended 07/31/12	11.20	(0.040)	0.010	(0.030)	—	—	—	—	#	11.17	(0.27)	409	2.07	2.10	(0.37)	268
Year ended 07/31/11	9.11	(0.001)	2.122	2.121	(0.031)	—	(0.031)	—	#	11.20	23.30	568	2.07	2.08	(0.00)	216
Year ended 07/31/10	7.68	(0.022)	1.473 ##	1.451	(0.021)	—	(0.021)	—	#	9.11	18.92 ##	520	2.05	2.08	(0.26)	152
Year ended 07/31/09	10.04	0.008	(2.316)	(2.308)	(0.052)	—	(0.052)	—	#	7.68	(22.92)	413	2.02	2.09	0.12	141
Year ended 07/31/08	12.89	(0.029)	(1.380)	(1.409)	(0.061)	(1.380)	(1.441)	—	#	10.04	(11.81)	50	2.02	2.05	(0.27)	109

Class M
Six months ended 01/31/13*	$11.47	$0.113	$1.757	$1.870	$(0.150)	$—	$(0.150)	$—	#	$13.19	16.41%	$86,468	1.07%	1.09%	1.83%	104%
Year ended 07/31/12	11.51	0.069	0.001	0.070	(0.110)	—	(0.110)	—	#	11.47	0.71	75,990	1.07	1.10	0.63	268
Year ended 07/31/11	9.37	0.108	2.182	2.290	(0.150)	—	(0.150)	—	#	11.51	24.54	87,921	1.07	1.08	1.00	216
Year ended 07/31/10	7.87	0.065	1.508 ##	1.573	(0.073)	—	(0.073)	—	#	9.37	20.08 ##	70,390	1.05	1.08	0.74	152
Year ended 07/31/09	10.22	0.083	(2.345)	(2.262)	(0.088)	—	(0.088)	—	#	7.87	(22.02)	67,711	1.02	1.09	1.12	141
Year ended 07/31/08	13.02	0.084	(1.407)	(1.323)	(0.097)	(1.380)	(1.477)	—	#	10.22	(10.98)	91,371	1.01	1.03	0.75	109

Fiduciary Class
Six months ended 01/31/13*	$11.46	$0.109	$1.769	$1.878	$(0.138)	$—	$(0.138)	$—	#	$13.20	16.40%	$3,578	1.13%	1.34%	1.78%	104%
Year ended 07/31/12	11.50	0.060	(0.001)	0.059	(0.099)	—	(0.099)	—	#	11.46	0.60	5,051	1.16	1.35	0.54	268
Year ended 07/31/11	9.36	0.093	2.187	2.280	(0.140)	—	(0.140)	—	#	11.50	24.32	5,075	1.21	1.33	0.86	216
Year ended 07/31/10	7.87	0.058	1.503 ##	1.561	(0.071)	—	(0.071)	—	#	9.36	20.06 ##	2,230	1.13	1.33	0.66	152
Year ended 07/31/09	10.23	0.082	(2.354)	(2.272)	(0.088)	—	(0.088)	—	#	7.87	(22.10)	1,837	1.03	1.34	1.11	141
Year ended 07/31/08	13.03	0.082	(1.405)	(1.323)	(0.097)	(1.380)	(1.477)	—	#	10.23	(10.97)	2,294	1.01	1.28	0.75	109

Amounts designated as “—” are either $0 or have been rounded to $0.

*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
#	Amount represents less than $0.001.
##	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
†	Per share amounts calculated using average shares method, unless otherwise indicated.

HighMark International Opportunities Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees		Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$6.27	$0.037	$1.131	$1.168	$(0.108)	$—	$(0.108)	$—	#	$7.33	18.75%	$4,658	1.38%	1.58%	1.09%	48%
Year ended 07/31/12	7.45	0.128	(1.147)	(1.019)	(0.161)	—	(0.161)	—	#	6.27	(13.57)	3,307	1.49	1.67	2.04	102
Year ended 07/31/11	6.32	0.109	1.141	1.250	(0.120)	—	(0.120)	—	#	7.45	20.05	5,067	1.62	1.77	1.52	95
Year ended 07/31/10	5.98	0.082	0.401	0.483	(0.143)	—	(0.143)	—	#	6.32	8.04	6,693	1.60	1.78	1.28	84
Year ended 07/31/09	8.45	0.107	(2.340)	(2.233)	(0.092)	(0.145)	(0.237)	—	#	5.98	(25.77)	10,004	1.57	1.81	1.92	134
Year ended 07/31/08	9.90	0.157	(1.098)	(0.941)	(0.145)	(0.364)	(0.509)	—	#	8.45	(10.33)	17,766	1.53	1.75	1.68	86

Class C
Six months ended 01/31/13*	$6.22	$0.013	$1.123	$1.136	$(0.046)	$—	$(0.046)	$—	#	$7.31	18.30%	$1,186	2.08%	2.08%	0.38%	48%
Year ended 07/31/12	7.37	0.085	(1.132)	(1.047)	(0.103)	—	(0.103)	—	#	6.22	(14.07)	1,182	2.17	2.17	1.36	102
Year ended 07/31/11	6.26	0.062	1.133	1.195	(0.085)	—	(0.085)	—	#	7.37	19.16	2,290	2.27	2.27	0.87	95
Year ended 07/31/10	5.92	0.038	0.390	0.428	(0.088)	—	(0.088)	—	#	6.26	7.39	1,975	2.28	2.28	0.60	84
Year ended 07/31/09	8.35	0.068	(2.297)	(2.229)	(0.056)	(0.145)	(0.201)	—	#	5.92	(26.34)	2,217	2.27	2.31	1.22	134
Year ended 07/31/08	9.81	0.090	(1.088)	(0.998)	(0.098)	(0.364)	(0.462)	—	#	8.35	(10.87)	4,582	2.23	2.25	0.98	86

Class M
Six months ended 01/31/13*	$6.26	$0.047	$1.128	$1.175	$(0.135)	$—	$(0.135)	$—	#	$7.30	18.90%	$146,561	1.08%	1.08%	1.38%	48%
Year ended 07/31/12	7.47	0.148	(1.161)	(1.013)	(0.197)	—	(0.197)	—	#	6.26	(13.28)	123,439	1.17	1.17	2.36	102
Year ended 07/31/11	6.34	0.135	1.148	1.283	(0.153)	—	(0.153)	—	#	7.47	20.39	150,888	1.27	1.27	1.87	95
Year ended 07/31/10	6.00	0.102	0.398	0.500	(0.160)	—	(0.160)	—	#	6.34	8.31	133,321	1.28	1.28	1.60	84
Year ended 07/31/09	8.48	0.124	(2.343)	(2.219)	(0.116)	(0.145)	(0.261)	—	#	6.00	(25.55)	134,220	1.27	1.31	2.22	134
Year ended 07/31/08	9.93	0.187	(1.112)	(0.925)	(0.161)	(0.364)	(0.525)	—	#	8.48	(10.05)	232,701	1.23	1.25	1.98	86

Fiduciary Class
Six months ended 01/31/13*	$6.26	$0.043	$1.131	$1.174	$(0.124)	$—	$(0.124)	$—	#	$7.31	18.87%	$70,573	1.21%	1.33%	1.26%	48%
Year ended 07/31/12	7.46	0.139	(1.155)	(1.016)	(0.184)	—	(0.184)	—	#	6.26	(13.35)	62,889	1.31	1.42	2.21	102
Year ended 07/31/11	6.33	0.122	1.151	1.273	(0.143)	—	(0.143)	—	#	7.46	20.25	93,101	1.45	1.52	1.69	95
Year ended 07/31/10	6.00	0.092	0.392	0.484	(0.154)	—	(0.154)	—	#	6.33	8.03	79,237	1.44	1.53	1.44	84
Year ended 07/31/09	8.48	0.117	(2.343)	(2.226)	(0.109)	(0.145)	(0.254)	—	#	6.00	(25.64)	63,644	1.39	1.56	2.10	134
Year ended 07/31/08	9.93	0.175	(1.106)	(0.931)	(0.155)	(0.364)	(0.519)	—	#	8.48	(10.10)	97,714	1.34	1.50	1.86	86

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
#	Amount represents less than $0.001.
†	Per share amounts calculated using average shares method, unless otherwise indicated.

HighMark NYSE Arca Tech 100 Index Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets		Ratio of expenses to average net assets excluding fee waivers and reduction of expenses		Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13^	$34.34	$0.066	$4.104	$4.170	$(0.050)	$—	$(0.050)	$—	$38.46	12.15%	$184,954	1.08%		1.25%		0.37%	10%
Year ended 07/31/12	32.07	(0.024)	2.294	2.270	—	—	—	—	34.34	7.05	170,516	1.08		1.27		(0.07)	30
Year ended 07/31/11	25.62	(0.046)	6.496	6.450	—	—	—	—	32.07	25.17	182,410	1.08		1.27		(0.15)	11
Year ended 07/31/10	22.06	(0.063)	3.623	3.560	—	—	—	—	25.62	16.18	162,267	1.08		1.25		(0.26)	9
Year ended 07/31/09(1)	18.53	(0.029)	3.559	3.530	—	—	—	—	22.06	19.05	166,899	1.27	*~#	1.42	*~	(0.21)*#	10
Year ended 07/31/08(2)	29.13	(0.10)^^	(10.50)	(10.60)	—	—	—	—	18.53	(36.39)	157,076	1.08	††	1.08		(0.37)††	19
Year ended 07/31/07(2)	24.67	(0.12)^^	4.58	4.46	—	—	—	—	29.13	18.08	279,501	0.99	††	0.99		(0.45)††	14

Class B
Six months ended 01/31/13^	$30.92	$(0.038)	$3.688	$3.650	$—	$—	$—	$—	$34.57	11.81%	$3,162	1.68%		1.75%		(0.23)%	10%
Year ended 07/31/12	29.05	(0.196)	2.066	1.870	—	—	—	—	30.92	6.40	3,857	1.68		1.77		(0.67)	30
Year ended 07/31/11	23.35	(0.206)	5.906	5.700	—	—	—	—	29.05	24.46	7,102	1.68		1.77		(0.75)	11
Year ended 07/31/10	20.22	(0.191)	3.321	3.130	—	—	—	—	23.35	15.48	9,889	1.68		1.75		(0.86)	9
Year ended 07/31/09(1)	17.08	(0.115)	3.255	3.140	—	—	—	—	20.22	18.38	14,422	1.99	*~#	2.11	*~	(0.92)*#	10
Year ended 07/31/08(2)	27.06	(0.37)^^	(9.61)	(9.98)	—	—	—	—	17.08	(36.88)	17,314	1.82	††	1.82		(1.10)††	19
Year ended 07/31/07(2)	23.09	(0.37)^^	4.34	3.97	—	—	—	—	27.06	17.19	54,103	1.74	††	1.74		(1.20)††	14

Class C
Six months ended 01/31/13^	$31.49	$(0.039)	$3.749	$3.710	$—	$—	$—	$—	$35.20	11.78%	$12,308	1.68%		1.75%		(0.23)%	10%
Year ended 07/31/12	29.58	(0.201)	2.111	1.910	—	—	—	—	31.49	6.42	11,111	1.68		1.77		(0.67)	30
Year ended 07/31/11	23.78	(0.212)	6.012	5.800	—	—	—	—	29.58	24.43	11,269	1.68		1.77		(0.75)	11
Year ended 07/31/10	20.59	(0.196)	3.386	3.190	—	—	—	—	23.78	15.49	10,680	1.68		1.75		(0.86)	9
Year ended 07/31/09(1)	17.39	(0.117)	3.317	3.200	—	—	—	—	20.59	18.40	10,620	1.99	*~#	2.11	*~	(0.92)*#	10
Year ended 07/31/08(2)	27.55	(0.30)^^	(9.86)	(10.16)	—	—	—	—	17.39	(36.88)	12,839	1.82	††	1.82		(1.12)††	19
Year ended 07/31/07(2)	23.51	(0.32)^^	4.36	4.04	—	—	—	—	27.55	17.18	26,946	1.74	††	1.74		(1.20)††	14

Fiduciary Class
Six months ended 01/31/13^	$34.63	$0.120	$4.139	$4.259	$(0.099)	$—	$(0.099)	$—	$38.79	12.32%	$15,459	0.79%		1.00%		0.66%	10%
Year ended 07/31/12	32.26	0.065	2.305	2.370	—	—	—	—	34.63	7.35	7,576	0.81		1.02		0.20	30
Year ended 07/31/11	25.69	0.050	6.520	6.570	—	—	—	—	32.26	25.58	5,990	0.77		1.02		0.16	11
Year ended 07/31/10	22.06	(0.002)	3.632	3.630	—	—	—	—	25.69	16.46	312	0.83		1.00		(0.01)	9
Year ended 07/31/09(3)	22.04	0.001	0.019	0.020	—	—	—	—	22.06	0.09	20	0.83	*~#	0.97	*~#	0.24 *#	10

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expenses limitation. The interest expense is from utilizing a line of credit.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Does not reflect vendor reimbursement of 0.03%.
#	Does not reflect vendor reimbursement of 0.08%.
^	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
^^	Per share amounts calculated using SEC methods.
(1)	For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.
(2)	For the year ended October 31.
(3)	Commenced operations on July 23, 2009.

HighMark Large Cap Core Equity Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$9.17	$0.057	$1.017	$1.074	$(0.044)	$—	$(0.044)	$—	$10.20	11.74%	$5,251	1.22%	1.49%	1.18%	29%
Year ended 07/31/12	8.47	0.062	0.704	0.766	(0.066)	—	(0.066)	—	9.17	9.12	3,538	1.23	1.53	0.72	78	¥
Year ended 07/31/11	7.23	0.065	1.244	1.309	(0.069)	—	(0.069)	—	8.47	18.15	3,027	1.25	1.48	0.79	68
Year ended 07/31/10	6.38	0.061	0.848	0.909	(0.059)	—	(0.059)	—	7.23	14.27	2,640	1.23	1.47	0.85	93
Year ended 07/31/09	8.10	0.103	(1.722)	(1.619)	(0.101)	—	(0.101)	—	6.38	(19.83)	2,004	1.20	1.44	1.72	42
Year ended 07/31/08	9.93	0.108	(1.495)	(1.387)	(0.106)	(0.337)	(0.443)	—	8.10	(14.45)	3,400	1.19	1.37	1.17	56

Class C
Six months ended 01/31/13*	$8.92	$0.027	$0.990	$1.017	$(0.017)	$—	$(0.017)	$—	$9.92	11.41%	$824	1.82%	1.99%	0.58%	29%
Year ended 07/31/12	8.24	0.010	0.685	0.695	(0.015)	—	(0.015)	—	8.92	8.47	765	1.83	2.03	0.12	78	¥
Year ended 07/31/11	7.03	0.015	1.213	1.228	(0.018)	—	(0.018)	—	8.24	17.48	640	1.85	1.98	0.19	68
Year ended 07/31/10	6.21	0.017	0.821	0.838	(0.018)	—	(0.018)	—	7.03	13.50	441	1.83	1.97	0.25	93
Year ended 07/31/09	7.92	0.064	(1.699)	(1.635)	(0.075)	—	(0.075)	—	6.21	(20.52)	446	1.80	1.94	1.12	42
Year ended 07/31/08	9.74	0.052	(1.472)	(1.420)	(0.063)	(0.337)	(0.400)	—	7.92	(15.05)	664	1.77	1.84	0.59	56

Fiduciary Class
Six months ended 01/31/13*	$9.19	$0.071	$1.027	1.098	$(0.058)	$—	$(0.058)	$—	$10.23	11.99%	$67,108	0.93%	1.24%	1.47%	29%
Year ended 07/31/12	8.49	0.087	0.702	0.789	(0.089)	—	(0.089)	—	9.19	9.39	59,041	0.93	1.28	1.02	78	¥
Year ended 07/31/11	7.24	0.088	1.256	1.344	(0.094)	—	(0.094)	—	8.49	18.63	53,369	0.96	1.23	1.09	68
Year ended 07/31/10	6.39	0.081	0.848	0.929	(0.079)	—	(0.079)	—	7.24	14.56	55,593	0.95	1.22	1.13	93
Year ended 07/31/09	8.12	0.120	(1.733)	(1.613)	(0.117)	—	(0.117)	—	6.39	(19.59)	60,454	0.92	1.19	2.00	42
Year ended 07/31/08	9.96	0.132	(1.502)	(1.370)	(0.133)	(0.337)	(0.470)	—	8.12	(14.35)	95,872	0.90	1.11	1.46	56

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
¥	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.

HighMark Small Cap Core Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees		Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$19.00	$0.013	$2.747	$2.760	$—	$—	$—	$—	††	$21.76	14.53%	$10,825	1.62%	1.86%	0.13%	34%
Year ended 07/31/12	19.09	(0.049)	(0.041)	(0.090)	—	—	—	—	††	19.00	(0.52)	10,869	1.62	1.96	(0.27)	106	¥
Year ended 07/31/11	14.47	(0.111)	4.731	4.620	—	—	—	—	††	19.09	32.00	536	1.62	2.01	(0.62)	67
Year ended 07/31/10	11.80	(0.084)	2.779	2.695	(0.025)	—	(0.025)	—		14.47	22.86	310	1.60	2.04	(0.61)	78
Year ended 07/31/09	16.43	0.020	(4.634)	(4.614)	(0.016)	—	(0.016)	—	††	11.80	(28.08)	227	1.57	2.10	0.18	61
Year ended 07/31/08	18.82	0.038	(2.246)	(2.208)	(0.072)	(0.110)	(0.182)	—		16.43	(11.74)	168	1.57	1.91	0.23	87

Class C
Six months ended 01/31/13*	$18.45	$(0.046)	$2.656	$2.610	$—	$—	$—	$—	††	$21.06	14.15%	$3,876	2.22%	2.36%	(0.47)%	34%
Year ended 07/31/12	18.65	(0.156)	(0.044)	(0.200)	—	—	—	—	††	18.45	(1.07)	3,813	2.22	2.46	(0.87)	106	¥
Year ended 07/31/11	14.22	(0.216)	4.646	4.430	—	—	—	—	††	18.65	31.15	217	2.22	2.51	(1.22)	67
Year ended 07/31/10	11.65	(0.161)	2.731	2.570	—	—	—	—		14.22	22.17	77	2.20	2.54	(1.21)	78
Year ended 07/31/09	16.36	(0.048)	(4.662)	(4.710)	—	—	—	—	††	11.65	(28.85)	87	2.17	2.60	(0.42)	61
Year ended 07/31/08	18.80	(0.062)	(2.254)	(2.316)	(0.014)	(0.110)	(0.124)	—		16.36	(12.33)	133	2.17	2.43	(0.38)	87

Fiduciary Class
Six months ended 01/31/13*	$19.20	$0.042	$2.785	$2.827	$(0.007)	$—	$(0.007)	$—	††	$22.02	14.72%	$65,367	1.33%	1.61%	0.42%	34%
Year ended 07/31/12	19.24	0.005	(0.045)	(0.040)	—	—	—	—	††	19.20	(0.21)	46,391	1.33	1.71	0.03	106	¥
Year ended 07/31/11	14.54	(0.055)	4.755	4.700	—	—	—	—	††	19.24	32.23	27,137	1.31	1.76	(0.31)	67
Year ended 07/31/10	11.85	(0.041)	2.787	2.746	(0.056)	—	(0.056)	—		14.54	23.32	23,527	1.30	1.79	(0.30)	78
Year ended 07/31/09	16.45	0.055	(4.636)	(4.581)	(0.019)	—	(0.019)	—	††	11.85	(27.90)	22,084	1.27	1.85	0.48	61
Year ended 07/31/08	18.83	0.089	(2.249)	(2.160)	(0.110)	(0.110)	(0.220)	—		16.45	(11.48)	26,984	1.26	1.67	0.54	87

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Amount represents less than $0.001.
¥	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.

HighMark Large Cap Growth Fund

	Net asset Value, beginning of period	Investment Activities			Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments			Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$11.23	$0.043	$0.393		$0.436	$(0.016)	$—	$(0.016)	$—	$11.65	3.89%	$16,713	1.27%	1.50%	0.74%	18%
Year ended 07/31/12	10.12	0.018	1.092		1.110	—	—	—	—	11.23	10.97	16,722	1.27	1.52	0.17	53
Year ended 07/31/11	8.64	(0.005)	1.572		1.567	(0.087)	—	(0.087)	—	10.12	18.16	16,621	1.27	1.49	(0.05)	41
Year ended 07/31/10	7.74	0.076	0.891		0.967	(0.067)	—	(0.067)	—	8.64	12.48	19,881	1.25	1.46	0.89	34
Year ended 07/31/09	8.95	0.051	(1.238	)^	(1.187)	(0.023)	—	(0.023)	—	7.74	(13.21)	17,543	1.21	1.42	0.72	60
Year ended 07/31/08	9.85	0.040	(0.916)		(0.876)	(0.024)	—	(0.024)	—	8.95	(8.92)	11,486	1.21	1.36	0.41	43

Class B
Six months ended 01/31/13*	$10.45	$0.008	$0.372		$0.380	$—	$—	$—	$—	$10.83	3.64%	$529	1.87%	2.00%	0.14%	18%
Year ended 07/31/12	9.47	(0.040)	1.020		0.980	—	—	—	—	10.45	10.35	664	1.87	2.02	(0.43)	53
Year ended 07/31/11	8.07	(0.060)	1.460		1.400	—	—	—	—	9.47	17.35	1,881	1.87	1.99	(0.65)	41
Year ended 07/31/10	7.22	0.023	0.827		0.850	—	—	—	—	8.07	11.77	3,126	1.85	1.96	0.29	34
Year ended 07/31/09	8.35	0.008	(1.138	)^	(1.130)	—	—	—	—	7.22	(13.53)	5,292	1.81	1.92	0.12	60
Year ended 07/31/08	9.23	(0.017)	(0.863)		(0.880)	—	—	—	—	8.35	(9.53)	3,279	1.81	1.85	(0.19)	43

Class C
Six months ended 01/31/13*	$10.35	$0.007	$0.373		$0.380	$—	$—	$—	$—	$10.73	3.67%	$2,692	1.87%	2.00%	0.14%	18%
Year ended 07/31/12	9.38	(0.041)	1.011		0.970	—	—	—	—	10.35	10.34	2,629	1.87	2.02	(0.43)	53
Year ended 07/31/11	8.02	(0.059)	1.451		1.392	(0.032)	—	(0.032)	—	9.38	17.36	2,861	1.87	1.99	(0.65)	41
Year ended 07/31/10	7.21	0.023	0.834		0.857	(0.047)	—	(0.047)	—	8.02	11.88	3,250	1.85	1.96	0.29	34
Year ended 07/31/09	8.36	0.008	(1.158	)^	(1.150)	—	—	—	—	7.21	(13.76)	3,481	1.81	1.92	0.12	60
Year ended 07/31/08	9.23	(0.018)	(0.852)		(0.870)	—	—	—	—	8.36	(9.43)	766	1.82	1.86	(0.20)	43

Fiduciary Class
Six months ended 01/31/13*	$11.45	$0.059	$0.409		$0.468	$(0.058)	$—	$(0.058)	$—	$11.86	4.11%	$56,407	1.01%	1.25%	1.00%	18%
Year ended 07/31/12	10.31	0.045	1.112		1.157	(0.017)	—	(0.017)	—	11.45	11.25	53,070	1.01	1.27	0.43	53
Year ended 07/31/11	8.81	0.021	1.598		1.619	(0.119)	—	(0.119)	—	10.31	18.41	57,207	1.01	1.24	0.21	41
Year ended 07/31/10	7.87	0.101	0.909		1.010	(0.070)	—	(0.070)	—	8.81	12.82	60,078	0.99	1.21	1.16	34
Year ended 07/31/09	9.11	0.072	(1.263	)^	(1.191)	(0.049)	—	(0.049)	—	7.87	(12.97)	67,051	0.93	1.17	0.99	60
Year ended 07/31/08	10.03	0.068	(0.933)		(0.865)	(0.055)	—	(0.055)	—	9.11	(8.70)	92,418	0.94	1.11	0.68	43

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
^	Includes $0.017 of Fair Funds Settlement.

HighMark Balanced Fund

	Net asset Value, beginning of period	Investment Activities			Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments			Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$15.12	$0.091	$0.390		$0.481	$(0.106)	$(0.455)	$(0.561)	$—	$15.04	3.27%	$7,379	1.24%	1.84%	1.19%	16%
Year ended 07/31/12	13.90	0.155	1.214		1.369	(0.149)	—	(0.149)	—	15.12	9.94	6,591	1.24	1.88	1.10	46
Year ended 07/31/11	12.53	0.131	1.430		1.561	(0.191)	—	(0.191)	—	13.90	12.50	6,341	1.24	1.79	0.96	50
Year ended 07/31/10	11.29	0.192	1.186		1.378	(0.138)	—	(0.138)	—	12.53	12.24	5,657	1.23	1.85	1.56	31
Year ended 07/31/09	12.56	0.185	(1.270	)~	(1.085)	(0.185)	—	(0.185)	—	11.29	(8.46)	4,516	1.22	1.81	1.76	48
Year ended 07/31/08	14.92	0.256	(1.130)		(0.874)	(0.250)	(1.236)	(1.486)	—	12.56	(6.69)	5,829	1.21	1.48	1.84	28

Class B
Six months ended 01/31/13*	$15.08	$0.045	$0.380		$0.425	$(0.060)	$(0.455)	$(0.515)	$—	$14.99	2.89%	$18	1.84%	2.34%	0.59%	16%
Year ended 07/31/12	13.86	0.069	1.208		1.277	(0.057)	—	(0.057)	—	15.08	9.23	39	1.84	2.38	0.50	46
Year ended 07/31/11	12.50	0.048	1.424		1.472	(0.112)	—	(0.112)	—	13.86	11.80	130	1.84	2.29	0.36	50
Year ended 07/31/10	11.25	0.118	1.188		1.306	(0.056)	—	(0.056)	—	12.50	11.62	455	1.83	2.35	0.96	31
Year ended 07/31/09	12.52	0.122	(1.267	)~	(1.145)	(0.125)	—	(0.125)	—	11.25	(9.03)	544	1.82	2.31	1.16	48
Year ended 07/31/08	14.87	0.175	(1.123)		(0.948)	(0.166)	(1.236)	(1.402)	—	12.52	(7.21)	1,295	1.80	1.97	1.25	28

Class C
Six months ended 01/31/13*	$15.02	$0.044	$0.392		$0.436	$(0.061)	$(0.455)	$(0.516)	$—	$14.94	2.98%	$1,827	1.84%	2.34%	0.59%	16%
Year ended 07/31/12	13.81	0.071	1.206		1.277	(0.067)	—	(0.067)	—	15.02	9.27	1,330	1.84	2.38	0.50	46
Year ended 07/31/11	12.46	0.049	1.418		1.467	(0.117)	—	(0.117)	—	13.81	11.80	854	1.84	2.29	0.36	50
Year ended 07/31/10	11.22	0.118	1.183		1.301	(0.061)	—	(0.061)	—	12.46	11.61	510	1.83	2.35	0.96	31
Year ended 07/31/09	12.49	0.121	(1.264	)~	(1.143)	(0.127)	—	(0.127)	—	11.22	(9.03)	333	1.82	2.31	1.16	48
Year ended 07/31/08	14.85	0.171	(1.128)		(0.957)	(0.167)	(1.236)	(1.403)	—	12.49	(7.29)	373	1.81	1.98	1.24	28

Fiduciary Class
Six months ended 01/31/13*	$15.15	$0.110	$0.390		$0.500	$(0.125)	$(0.455)	$(0.580)	$—	$15.07	3.39%	$16,125	0.99%	1.59%	1.44%	16%
Year ended 07/31/12	13.93	0.190	1.214		1.404	(0.184)	—	(0.184)	—	15.15	10.19	16,517	0.99	1.63	1.35	46
Year ended 07/31/11	12.56	0.165	1.427		1.592	(0.222)	—	(0.222)	—	13.93	12.72	18,267	0.99	1.54	1.21	50
Year ended 07/31/10	11.31	0.223	1.197		1.420	(0.170)	—	(0.170)	—	12.56	12.60	17,552	0.98	1.60	1.81	31
Year ended 07/31/09	12.58	0.211	(1.273	)~	(1.062)	(0.208)	—	(0.208)	—	11.31	(8.24)	16,799	0.97	1.56	2.01	48
Year ended 07/31/08	14.95	0.292	(1.141)		(0.849)	(0.285)	(1.236)	(1.521)	—	12.58	(6.52)	22,274	0.96	1.23	2.09	28

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	Includes $0.012 of Fair Funds Settlement.
†	Per share amounts calculated using average shares method, unless otherwise indicated.

HighMark Equity Income Fund

	Net asset Value, beginning of period	Investment Activities			Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets		Ratio of expenses to average net assets excluding fee waivers and reduction of expenses		Ratio of net investment income (loss) to average net assets		Portfolio turn over rate
		Net investment income (Loss)†		Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13#	$10.12	$0.115		$0.517	$0.632	$(0.152)	$—	$(0.152)	$—	$10.60	6.32%	$12,989	1.15%		1.83%		2.24%		26%
Year ended 07/31/12	9.18	0.243		0.938	1.181	(0.241)	—	(0.241)	—	10.12	13.12	11,519	1.15		1.90		2.60		79
Year ended 07/31/11	7.89	0.248		1.314	1.562	(0.272)	—	(0.272)	—	9.18	19.98	9,259	1.15		2.00		2.79		78
Year ended 07/31/10	6.97	0.234		0.883	1.117	(0.197)	—	(0.197)	—	7.89	16.06	9,976	1.15		2.05		3.03		46
Year ended 07/31/09(1)	7.37	0.150		(0.386)	(0.236)	(0.164)	—	(0.164)††	—	6.97	(2.93)	11,793	1.16	*^^	2.47	*^^	3.17	*	32
Year ended 07/31/08(2)	12.01	0.30	^	(4.31)	(4.01)	(0.28)	(0.35)	(0.63)	—	7.37	(34.84)	13,298	1.15		1.68		2.95		83
Year ended 07/31/07(2)	11.43	0.29	^	0.85	1.14	(0.26)	(0.30)	(0.56)	—	12.01	10.23	28,991	1.15		1.42		2.51		85

Class B
Six months ended 01/31/13#	$10.16	$0.085		$0.514	$0.599	$(0.119)	$—	$(0.119)	$—	$10.64	5.95%	$1,140	1.75%		2.33%		1.64%		26%
Year ended 07/31/12	9.21	0.186		0.945	1.131	(0.181)	—	(0.181)	—	10.16	12.47	1,278	1.75		2.40		2.00		79
Year ended 07/31/11	7.91	0.195		1.321	1.516	(0.216)	—	(0.216)	—	9.21	19.31	1,572	1.75		2.50		2.19		78
Year ended 07/31/10	6.99	0.188		0.877	1.065	(0.145)	—	(0.145)	—	7.91	15.25	1,813	1.75		2.55		2.43		46
Year ended 07/31/09(1)	7.35	0.116		(0.368)	(0.252)	(0.108)	—	(0.108)††	—	6.99	(3.24)	2,341	1.87	*^^	3.17	*^^	2.45	*	32
Year ended 07/31/08(2)	11.95	0.24	^	(4.33)	(4.09)	(0.16)	(0.35)	(0.51)	—	7.35	(35.44)	3,121	1.90		2.42		2.23		83
Year ended 07/31/07(2)	11.38	0.22	^	0.83	1.05	(0.20)	(0.28)	(0.48)	—	11.95	9.41	8,590	1.90		2.16		1.87		85

Class C
Six months ended 01/31/13#	$10.07	$0.084		$0.507	$0.591	$(0.121)	$—	$(0.121)	$—	$10.54	5.93%	$2,775	1.75%		2.33%		1.64%		26%
Year ended 07/31/12	9.14	0.186		0.930	1.116	(0.186)	—	(0.186)	—	10.07	12.40	2,673	1.75		2.40		2.00		79
Year ended 07/31/11	7.85	0.194		1.315	1.509	(0.219)	—	(0.219)	—	9.14	19.37	2,431	1.75		2.50		2.19		78
Year ended 07/31/10	6.94	0.187		0.868	1.055	(0.145)	—	(0.145)	—	7.85	15.22	2,194	1.75		2.55		2.43		46
Year ended 07/31/09(1)	7.33	0.115		(0.379)	(0.264)	(0.126)	—	(0.126)††	—	6.94	(3.39)	2,832	1.87	*^^	3.17	*^^	2.45	*	32
Year ended 07/31/08(2)	11.95	0.21	^	(4.28)	(4.07)	(0.20)	(0.35)	(0.55)	—	7.33	(35.38)	4,057	1.90		2.44		2.18		83
Year ended 07/31/07(2)	11.40	0.22	^	0.82	1.04	(0.21)	(0.28)	(0.49)	—	11.95	9.39	7,171	1.90		2.16		1.81		85

Fiduciary Class
Six months ended 01/31/13#	$10.15	$0.129		$0.516	$0.645	$(0.165)	$—	$(0.165)	$—	$10.63	6.43%	$6,972	0.90%		1.58%		2.50%		26%
Year ended 07/31/12	9.21	0.270		0.935	1.205	(0.265)	—	(0.265)	—	10.15	13.38	6,777	0.88		1.65		2.87		79
Year ended 07/31/11	7.88	0.284		1.331	1.615	(0.285)	—	(0.285)	—	9.21	20.68	5,532	0.90		1.75		3.04		78
Year ended 07/31/10	6.97	0.245		0.834	1.079	(0.169)	—	(0.169)	—	7.88	15.50	9	0.90		1.80		3.28		46
Year ended 07/31/09(3)	6.89	0.003		0.077	0.080	—	—	—	—	6.97	1.16	76	0.90	*^^	2.53	*^^	3.43	*	32

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
#	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Includes Return of Capital of $0.005 for Class A Shares and $0.004 for Class B Shares and Class C Shares.
^	Per share amounts calculated using SEC method.
^^	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expense limitations. The interest expense is from utilizing a line of credit.
(1)	For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.
(2)	For the year ended October 31.
(3)	Commenced operations on July 24, 2009.

HighMark Bond Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$11.42	$0.142	$0.005	$0.147	$(0.161)	$(0.146)	$(0.307)	$—	$11.26	1.29%	$37,551	0.97%	1.25%	2.47%	20%
Year ended 07/31/12	11.28	0.342	0.395	0.737	(0.360)	(0.237)	(0.597)	—	11.42	6.87	44,659	0.99	1.25	3.05	44
Year ended 07/31/11	11.21	0.385	0.179	0.546	(0.399)	(0.095)	(0.494)	—	11.28	5.09	29,449	1.04	1.26	3.45	58
Year ended 07/31/10	10.61	0.433	0.614	1.047	(0.447)	—	(0.447)	—	11.21	10.08	28,952	1.03	1.25	3.97	32
Year ended 07/31/09	10.31	0.440	0.310	0.750	(0.450)	—	(0.450)	—	10.61	7.58	22,726	1.02	1.24	4.32	41
Year ended 07/31/08	10.26	0.479	0.055	0.534	(0.484)	—	(0.484)	—	10.31	5.24	31,167	1.01	1.23	4.58	28

Class B
Six months ended 01/31/13*	$11.38	$0.103	$0.004	$0.107	$(0.121)	$(0.146)	$(0.267)	$—	$11.22	0.93%	$129	1.65%	1.75%	1.79%	20%
Year ended 07/31/12	11.23	0.265	0.401	0.666	(0.279)	(0.237)	(0.516)	—	11.38	6.13	218	1.67	1.75	2.37	44
Year ended 07/31/11	11.16	0.308	0.174	0.482	(0.317)	(0.095)	(0.412)	—	11.23	4.44	326	1.72	1.76	2.77	58
Year ended 07/31/10	10.56	0.357	0.615	0.972	(0.372)	—	(0.372)	—	11.16	9.36	1,345	1.71	1.75	3.29	32
Year ended 07/31/09	10.26	0.369	0.311	0.680	(0.380)	—	(0.380)	—	10.56	6.87	2,789	1.70	1.74	3.64	41
Year ended 07/31/08	10.22	0.406	0.046	0.452	(0.412)	—	(0.412)	—	10.26	4.43	4,273	1.69	1.73	3.89	28

Class C
Six months ended 01/31/13*	$11.36	$0.117	$0.006	$0.123	$(0.137)	$(0.146)	$(0.283)	$—	$11.20	1.08%	$18,527	1.40%	1.50%	2.04%	20%
Year ended 07/31/12	11.22	0.292	0.397	0.689	(0.312)	(0.237)	(0.549)	—	11.36	6.36	15,638	1.42	1.50	2.62	44
Year ended 07/31/11	11.15	0.334	0.183	0.517	(0.352)	(0.095)	(0.447)	—	11.22	4.77	7,774	1.47	1.51	3.02	58
Year ended 07/31/10	10.56	0.384	0.609	0.993	(0.403)	—	(0.403)	—	11.15	9.58	4,164	1.46	1.50	3.54	32
Year ended 07/31/09	10.25	0.396	0.325	0.721	(0.411)	—	(0.411)	—	10.56	7.29	1,309	1.45	1.49	3.89	41
Year ended 07/31/08	10.20	0.430	0.060	0.490	(0.440)	—	(0.440)	—	10.25	4.82	194	1.45	1.49	4.14	28

Fiduciary Class
Six months ended 01/31/13*	$11.62	$0.159	$0.003	$0.162	$(0.176)	$(0.146)	$(0.322)	$—	$11.46	1.39%	$344,200	0.72%	1.00%	2.72%	20%
Year ended 07/31/12	11.46	0.377	0.408	0.785	(0.388)	(0.237)	(0.625)	—	11.62	7.11	325,475	0.74	1.00	3.30	44
Year ended 07/31/11	11.38	0.420	0.182	0.602	(0.427)	(0.095)	(0.522)	—	11.46	5.45	337,143	0.79	1.01	3.70	58
Year ended 07/31/10	10.77	0.467	0.618	1.085	(0.475)	—	(0.475)	—	11.38	10.29	330,318	0.78	1.00	4.23	32
Year ended 07/31/09	10.45	0.472	0.324	0.796	(0.476)	—	(0.476)	—	10.77	7.93	307,014	0.77	0.99	4.57	41
Year ended 07/31/08	10.40	0.512	0.048	0.560	(0.510)	—	(0.510)	—	10.45	5.42	344,350	0.76	0.98	4.83	28

Amounts	designated as “—” are either $0 or have been rounded to $0. For Net Assets at End of Period, “—” is an amount less than $1,000.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has been annualized.
†	Per share amounts calculated using average shares method.

HighMark Short Term Bond Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$10.11	$0.050	$0.014	$0.064	$(0.074)	$—	$(0.074)	$—	$10.10	0.64%	$34,630	0.85%	1.20%	0.99%	26%
Year ended 07/31/12	10.09	0.172	0.044	0.216	(0.196)	—	(0.196)	—	10.11	2.18	31,888	0.88	1.22	1.71	45
Year ended 07/31/11	10.10	0.191	0.016	0.207	(0.217)	—	(0.217)	—	10.09	2.07	24,353	0.95	1.23	1.89	48
Year ended 07/31/10	9.98	0.240	0.141	0.381	(0.261)	—	(0.261)	—	10.10	3.86	22,581	0.94	1.24	2.39	27
Year ended 07/31/09	9.88	0.364	0.104	0.468	(0.368)	—	(0.368)	—	9.98	4.88	9,403	0.93	1.32	3.72	54
Year ended 07/31/08	9.81	0.401	0.076	0.477	(0.407)	—	(0.407)	—	9.88	4.93	271	0.93	1.23	4.05	43

Class C
Six months ended 01/31/13*	$10.24	$0.028	$0.003	$0.031	$(0.051)	$—	$(0.051)	$—	$10.22	0.30%	$27,493	1.30%	1.45%	0.54%	26%
Year ended 07/31/12	10.21	0.128	0.052	0.180	(0.150)	—	(0.150)	—	10.24	1.79	24,569	1.33	1.47	1.26	45
Year ended 07/31/11	10.22	0.147	0.014	0.161	(0.171)	—	(0.171)	—	10.21	1.59	20,876	1.40	1.48	1.44	48
Year ended 07/31/10	10.10	0.197	0.140	0.337	(0.217)	—	(0.217)	—	10.22	3.37	17,565	1.39	1.49	1.94	27
Year ended 07/31/09	9.99	0.323	0.112	0.435	(0.325)	—	(0.325)	—	10.10	4.47	3,109	1.38	1.57	3.27	54
Year ended 07/31/08	9.91	0.362	0.073	0.435	(0.355)	—	(0.355)	—	9.99	4.44	362	1.37	1.47	3.61	43

Fiduciary Class
Six months ended 01/31/13*	$10.13	$0.064	$0.004	$0.068	$(0.088)	$—	$(0.088)	$—	$10.11	0.67%	$113,132	0.58%	0.95%	1.26%	26%
Year ended 07/31/12	10.10	0.199	0.055	0.254	(0.224)	—	(0.224)	—	10.13	2.55	102,449	0.61	0.97	1.98	45
Year ended 07/31/11	10.12	0.219	0.006	0.225	(0.245)	—	(0.245)	—	10.10	2.35	87,476	0.67	0.98	2.17	48
Year ended 07/31/10	10.00	0.269	0.140	0.409	(0.289)	—	(0.289)	—	10.12	4.04	71,122	0.66	0.99	2.67	27
Year ended 07/31/09	9.89	0.392	0.111	0.503	(0.393)	—	(0.393)	—	10.00	5.24	51,471	0.66	1.07	3.99	54
Year ended 07/31/08	9.82	0.430	0.074	0.504	(0.434)	—	(0.434)	—	9.89	5.21	52,958	0.65	0.97	4.33	43

Amounts	designated as “—” are either $0 or have been rounded to $0. For Net Assets at End of Period, “—” is an amount less than $1,000.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has been annualized.
†	Per share amounts calculated using average shares method.

HighMark California Intermediate Tax-Free Bond Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13*	$10.54	$0.113	$0.002	$0.115	$(0.115)	$—	$(0.115)	$—	$10.54	1.09%	$96,787	0.79%	1.26%	2.13%	8%
Year ended 07/31/12	10.14	0.238	0.405	0.643	(0.243)	—	(0.243)	—	10.54	6.40	92,570	0.79	1.27	2.30	34
Year ended 07/31/11	10.18	0.256	(0.044)	0.212	(0.252)	—	(0.252)	—	10.14	2.13	78,038	0.79	1.27	2.54	32
Year ended 07/31/10	9.98	0.300	0.218	0.518	(0.301)	(0.017)	(0.318)	—	10.18	5.26	76,111	0.78	1.27	2.97	17
Year ended 07/31/09	9.78	0.318	0.217	0.535	(0.317)	(0.018)	(0.335)	—	9.98	5.57	48,833	0.77	1.28	3.22	12
Year ended 07/31/08	9.68	0.323	0.120	0.443	(0.330)	(0.013)	(0.343)	—	9.78	4.62	28,430	0.75	1.25	3.30	14

Class C
Six months ended 01/31/13*	$10.50	$0.089	$0.012	$0.101	$(0.091)	$—	$(0.091)	$—	$10.51	0.97%	$41,333	1.24%	1.51%	1.68%	8%
Year ended 07/31/12	10.10	0.190	0.407	0.597	(0.197)	—	(0.197)	—	10.50	5.96	35,519	1.24	1.52	1.85	34
Year ended 07/31/11	10.15	0.209	(0.051)	0.158	(0.208)	—	(0.208)	—	10.10	1.59	22,806	1.24	1.52	2.09	32
Year ended 07/31/10	9.95	0.253	0.221	0.474	(0.257)	(0.017)	(0.274)	—	10.15	4.82	14,860	1.23	1.52	2.52	17
Year ended 07/31/09	9.76	0.272	0.211	0.483	(0.275)	(0.018)	(0.293)	—	9.95	5.03	4,938	1.22	1.53	2.77	12
Year ended 07/31/08	9.66	0.275	0.125	0.400	(0.287)	(0.013)	(0.300)	—	9.76	4.18	1,287	1.22	1.52	2.83	14

Fiduciary Class
Six months ended 01/31/13*	$10.60	$0.127	$0.001	$0.128	$(0.128)	$—	$(0.128)	$—	$10.60	1.21%	$139,143	0.54%	1.01%	2.38%	8%
Year ended 07/31/12	10.19	0.266	0.412	0.678	(0.268)	—	(0.268)	—	10.60	6.73	133,143	0.54	1.02	2.55	34
Year ended 07/31/11	10.23	0.282	(0.044)	0.238	(0.278)	—	(0.278)	—	10.19	2.38	123,644	0.54	1.02	2.79	32
Year ended 07/31/10	10.03	0.327	0.216	0.543	(0.326)	(0.017)	(0.343)	—	10.23	5.49	112,407	0.53	1.02	3.22	17
Year ended 07/31/09	9.83	0.344	0.216	0.560	(0.342)	(0.018)	(0.360)	—	10.03	5.80	96,420	0.52	1.03	3.47	12
Year ended 07/31/08	9.72	0.348	0.129	0.477	(0.354)	(0.013)	(0.367)	—	9.83	4.96	90,173	0.51	1.01	3.54	14

Amounts	designated as “—” are either $0 or have been rounded to $0. For Net Assets at End of Period, “—” is an amount less than $1,000.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has been annualized.
†	Per share amounts calculated using average shares method.

HighMark National Intermediate Tax-Free Bond Fund

	Net asset Value, beginning of period	Investment Activities		Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return***	Net assets, end of period (000)	Ratio of expenses to average net assets	Ratio of expenses to average net assets excluding fee waivers and reduction of expenses	Ratio of net investment income (loss) to average net assets	Portfolio turn over rate
		Net investment income (Loss)†	Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13#	$11.78	$0.141	$(0.036)	$0.105	$(0.144)	$(0.041)	$(0.185)	$—	$11.70	0.90%	$19,205	0.77%	1.33%	2.39%	11%
Year ended 07/31/12	11.42	0.286	0.358	0.644	(0.284)	—	(0.284)	—	11.78	5.70	18,950	0.77	1.33	2.46	20
Year ended 07/31/11	11.48	0.291	(0.057)	0.234	(0.292)	(0.002)	(0.294)	—	11.42	2.08	23,674	0.77	1.33	2.56	22
Year ended 07/31/10	11.20	0.311	0.278	0.589	(0.309)	—	(0.309)	—	11.48	5.33	22,335	0.76	1.32	2.74	14
Year ended 07/31/09	10.95	0.343	0.260	0.603	(0.344)	(0.009)	(0.353)	—	11.20	5.60	19,285	0.69	1.33	3.10	35
Year ended 07/31/08	10.83	0.391	0.135	0.526	(0.400)	(0.006)	(0.406)	—	10.95	4.91	7,108	0.54	1.30	3.57	19

Class C
Six months ended 01/31/13#	$11.79	$0.115	$(0.027)	$0.088	$(0.117)	$(0.041)	$(0.158)	$—	$11.72	0.75%	$8,485	1.22%	1.58%	1.94%	11%
Year ended 07/31/12	11.43	0.233	0.359	0.592	(0.232)	—	(0.232)	—	11.79	5.22	7,978	1.22	1.58	2.01	20
Year ended 07/31/11	11.49	0.239	(0.056)	0.183	(0.241)	(0.002)	(0.243)	—	11.43	1.71	4,161	1.22	1.58	2.11	22
Year ended 07/31/10(1)	11.40	0.170	0.203	0.373	(0.283)	—	(0.283)	—	11.49	2.25	2,363	1.21 *	1.57 *	2.29 *	14
Year ended 07/31/08(2)	11.05	0.058	0.070	0.128	(0.058)	—	(0.058)	—	11.12	1.16	—	0.97 *	1.43 *	3.01 *	19 **
Year ended 07/31/07	11.12	0.360	(0.045)	0.315	(0.346)	(0.039)	(0.385)	—	11.05	2.86	6	0.97	1.55	3.22	4
Year ended 07/31/06	11.44	0.368	(0.230)	0.138	(0.368)	(0.090)	(0.458)	—	11.12	1.24	25	1.00	1.51	3.27	7
Year ended 07/31/05	11.54	0.381	(0.018)	0.363	(0.375)	(0.088)	(0.463)	—	11.44	3.15	50	1.03	1.59	3.30	14

Fiduciary Class
Six months ended 01/31/13#	$11.78	$0.156	$(0.026)	$0.130	$(0.159)	$(0.041)	$(0.200)	$—	$11.71	1.11%	$73,091	0.52%	1.08%	2.64%	11%
Year ended 07/31/12	11.43	0.315	0.348	0.663	(0.313)	—	(0.313)	—	11.78	5.87	73,230	0.52	1.08	2.71	20
Year ended 07/31/11	11.48	0.319	(0.046)	0.273	(0.321)	(0.002)	(0.323)	—	11.43	2.43	79,902	0.52	1.08	2.81	22
Year ended 07/31/10	11.20	0.339	0.279	0.618	(0.338)	—	(0.338)	—	11.48	5.60	81,121	0.51	1.07	2.99	14
Year ended 07/31/09	10.95	0.371	0.259	0.630	(0.371)	(0.009)	(0.380)	—	11.20	5.85	75,000	0.44	1.08	3.35	35
Year ended 07/31/08	10.84	0.420	0.122	0.542	(0.426)	(0.006)	(0.432)	—	10.95	5.06	62,883	0.29	1.05	3.82	19

Amounts	designated as “—” are either $0 or have been rounded to $0. For Net Assets at End of Period, “—” is an amount less than $1,000.
*	Annualized.
**	Portfolio turnover rate based on one year data.
***	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has been annualized.
†	Per share amounts calculated using average shares method.
#	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
(1)	Class C Shares resumed operations on December 4, 2009, with a beginning Net Asset Value per share of $11.40.
(2)	The information presented is for the period from August 1, 2007 through September 27, 2007. Class C Shares closed on September 27, 2007. The ending net asset value reflects the price which final redemptions were paid.

HighMark Wisconsin Tax-Exempt Fund

	Net asset Value, beginning of period	Investment Activities			Total from operations	Dividends and Distributions		Total from dividends and distributions	Redemption fees	Net asset value, end of period	Total return**	Net assets, end of period (000)	Ratio of expenses to average net assets		Ratio of expenses to average net assets excluding fee waivers and reduction of expenses		Ratio of net investment income (loss) to average net assets		Portfolio turn over rate
		Net investment income (Loss)†		Net realized and unrealized gain (loss) on investments		Net investment income	Capital gains
Class A
Six months ended 01/31/13#	$10.88	$0.152		$(0.079)	$0.073	$(0.153)	$—	$(0.153)	$—	$10.80	0.68%	$146,418	0.90%		1.29%		2.78%		7%
Year ended 07/31/12	10.37	0.338		0.511	0.849	(0.339)	—	(0.339)	—	10.88	8.30	146,649	0.90		1.31		3.17		13
Year ended 07/31/11	10.52	0.365		(0.134)	0.231	(0.369)	(0.012)	(0.381)	—	10.37	2.28	130,165	0.90		1.31		3.53		10
Year ended 07/31/10	10.10	0.359		0.422	0.781	(0.361)	—	(0.361)	—	10.52	7.95	146,665	0.90		1.29		3.45		13
Year ended 07/31/09(1)	9.61	0.267		0.481	0.748	(0.258)	—	(0.258)	—	10.10	7.76	140,399	1.03	*	1.28	*	3.61	*	9
Year ended 07/31/08(2)	10.35	0.37	^	(0.74)	(0.37)	(0.37)	—	(0.37)	—	9.61	(3.72)	143,533	0.95		1.06		3.59		9
Year ended 07/31/07(2)	10.49	0.37	^	(0.14)	0.23	(0.37)	—	(0.37)	—	10.35	2.24	157,899	0.99		1.04		3.56		9

Class B
Six months ended 01/31/13#	$10.88	$0.114		$(0.090)	$0.024	$(0.114)	$—	$(0.114)	$—	$10.79	0.23%	$937	1.60%		1.79%		2.08%		7%
Year ended 07/31/12	10.36	0.264		0.517	0.781	(0.261)	—	(0.261)	—	10.88	7.62	1,060	1.60		1.81		2.47		13
Year ended 07/31/11	10.51	0.293		(0.135)	0.158	(0.296)	(0.012)	(0.308)	—	10.36	1.66	2,100	1.60		1.81		2.83		10
Year ended 07/31/10	10.09	0.285		0.423	0.708	(0.288)	—	(0.288)	—	10.51	7.10	2,898	1.60		1.79		2.75		13
Year ended 07/31/09(1)	9.60	0.212		0.482	0.694	(0.204)	—	(0.204)	—	10.09	7.18	3,142	1.77	*	1.98	*	2.87	*	9
Year ended 07/31/08(2)	10.34	0.29	^	(0.74)	(0.45)	(0.29)	—	(0.29)	—	9.60	(4.43)	3,319	1.70		1.81		2.84		9
Year ended 07/31/07(2)	10.48	0.29	^	(0.14)	0.15	(0.29)	—	(0.29)	—	10.34	1.51	3,562	1.74		1.79		2.81		9

Class C
Six months ended 01/31/13#	$10.87	$0.127		$(0.078)	$0.049	$(0.129)	$—	$(0.129)	$—	$10.79	0.45%	$20,582	1.35%		1.54%		2.33%		7%
Year ended 07/31/12	10.36	0.288		0.513	0.801	(0.291)	—	(0.291)	—	10.87	7.82	17,595	1.35		1.56		2.71		13
Year ended 07/31/11	10.51	0.318		(0.133)	0.185	(0.323)	(0.012)	(0.335)	—	10.36	1.93	10,831	1.35		1.56		3.08		10
Year ended 07/31/10	10.09	0.311		0.424	0.735	(0.315)	—	(0.315)	—	10.51	7.37	10,157	1.35		1.54		3.00		13
Year ended 07/31/09(1)	9.60	0.216		0.481	0.697	(0.207)	—	(0.207)	—	10.09	7.22	6,406	1.72	*	1.93	*	2.92	*	9
Year ended 07/31/08(2)	10.34	0.29	^	(0.74)	(0.45)	(0.29)	—	(0.29)	—	9.60	(4.33)	6,009	1.70		1.81		2.84		9
Year ended 07/31/07(2)	10.48	0.30	^	(0.15)	0.15	(0.29)	—	(0.29)	—	10.34	1.51	6,640	1.74		1.79		2.81		9

Fiduciary Class
Six months ended 01/31/13#	$10.88	$0.165		$(0.078)	$0.087	$(0.167)	$—	$(0.167)	$—	$10.80	0.81%	$1,458	0.65%		1.04%		3.03%		7%
Year ended 07/31/12	10.37	0.360		0.515	0.875	(0.365)	—	(0.365)	—	10.88	8.57	705	0.65		1.06		3.42		13
Year ended 07/31/11(3)	10.52	0.384		(0.127)	0.257	(0.395)	(0.012)	(0.407)	—	10.37	2.45	282	0.65	*	1.06	*	3.78	*	10

Amounts	designated as “—” are either $0 or have been rounded to $0.
*	Annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
^	Per share amounts calculated using SEC method.
#	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
(1)	For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.
(2)	For the year ended October 31.
(3)	Commenced operations on August 3, 2010.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by, and on behalf of, the HighMark Board, to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a Proxy Card, is first being mailed to shareholders of each Target Fund on or about July 15, 2013. Only shareholders of record as of the close of business on the Record Date, June 24, 2013, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of Proxy Card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed Proxy Cards will be voted FOR the proposed Reorganization(s) and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

•	By mail, with the enclosed Proxy Card;

•	In person at the Meeting;

•	By telephone; or

•	By internet.

INSTRUCTIONS FOR VOTING BY TELEPHONE

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Call the toll-free number indicated on your Proxy Card.

3.	Have the Proxy Card available at the time of your call.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Go to the website indicated on your Proxy Card.

3.	Enter the control number found on the front of your Proxy Card.

4.	Follow the instructions on the website to cast your vote.

We encourage you to vote by telephone or Internet by using the control number that appears on your enclosed Proxy Card. Use of telephone and Internet voting will reduce the time and costs associated with this proxy solicitation.

Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to Proxy Tabulator, P.O. Box 9112, Farmingdale, NY 11735. To be effective, such revocation must be received by the Proxy Tabulator prior to the Meeting. In addition, although mere attendance at the Meeting would not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

Proxies will be solicited primarily by mailing this Proxy Statement/Prospectus and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the HighMark Trust or by employees or agents of HCM and its affiliated companies or BNY Mellon

Investment Servicing (US) Inc. In addition, Broadridge, a professional proxy solicitation firm, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $492,000. In all cases where a telephonic proxy is solicited, Broadridge representative(s) are required to confirm each shareholder’s information by asking for any combination of the following; full name, address, zip code, employer identification number, ID number from the proxy card as well as a confirmation the shareholder has received this Proxy Statement/Prospectus and Proxy Card in the mail. If the shareholder is a corporation or other entity, Broadridge representative(s) are required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Broadridge, then Broadridge representative(s) may explain the voting process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on each proposal. Although Broadridge representative(s) are permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, but he or she may read any recommendation set forth in the Proxy Statement/Prospectus. The telephone solicitor will record the shareholder’s voting instructions on the card and provide an option to the shareholder to receive such voted instructions in the mail as confirmation of his or her vote.

Quorum and Voting Requirements

Holders of at least a majority of the total number of shares of each Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Proposal. Approval of the Proposal with respect to each Target Fund requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum and counting votes on the matters presented, shares of a Target Fund represented by abstentions will be counted as present, but not as votes cast, at the Meeting. Under the Declaration of Trust and the Regulations of the HighMark Trust, the affirmative vote necessary to approve the proposal with respect to a Target Fund may be determined with reference to a percentage of votes with respect to such Target Fund present at the Meeting, which would have the effect of treating abstentions with respect to shares of such Target Fund as if they were votes against the Proposal. It is the Trust’s understanding that because broker-dealers (in the absence of specific authorization from their customers) will not have discretionary authority to vote on the single matter expected to be presented at the Meeting with respect to each Target Fund, any shares held beneficially by their customers, there are unlikely to be any “broker non-votes” at the Meeting. “Broker non-votes” would otherwise have the same effect as abstentions (that is, they would be treated as if they were votes against the Proposal).

Adjournment

If at the time any session of the Meeting is called to order, a quorum is not present, in person or by proxy, with respect to a matter, the persons named as proxies may vote those proxies that have been received with respect to such matter to adjourn the Meeting with respect to such matter to a later date. In the event that a quorum is present with respect to a matter, but sufficient votes in favor of the matter have not been received, the persons named as proxies may propose one or more adjournments of the Meeting with respect to such matter to permit further solicitation of proxies. All such adjournments will require the affirmative vote of a majority of the shares entitled to vote on the relevant matter present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such an adjournment those proxies that they are entitled to vote in favor of the relevant matter and will vote against any such adjournment those proxies required to be voted against the relevant matter.

Other Matters

While the Meeting is called to act upon any other business that may properly come before it, at the date of this Proxy Statement/Prospectus the only business which the management intends to present or knows that others will present is the business stated in the Notice of Joint Special Meeting. If any other matters lawfully come before the Meeting, and in all procedural matters at the Meeting, it is the intention that the enclosed proxy will be voted in accordance with the best judgment of the persons named as proxies therein, or their substitutes, present and acting at the Meeting.

Future Shareholder Proposals

As a general matter, the HighMark Trust does not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of the HighMark Trust’s shareholders should send the proposals to the Secretary of Trust c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, California 94104, so as to be received a reasonable time before the proxy solicitation for that meeting is made. Shareholder proposals that are submitted in a timely manner will not necessarily be included in the Fund’s proxy materials. If a Reorganization of a Target Fund is approved by its shareholders, it is expected that there will be no further meetings of shareholders of such Target Fund.

Inclusion of such proposals is subject to limitations under the federal securities laws. A shareholder who wishes to make a proposal at a shareholder meeting without including the proposal in the Target Fund’s proxy statement must notify the HighMark Trust or the Target Fund of such proposal within a reasonable time before the proxy solicitation for that meeting is made by directing such notice to the Secretary of the HighMark Trust at the address set forth above. Any shareholder proposal not received within a reasonable time before the HighMark Trust begins to print and mail its proxy materials will be considered untimely and will not be included in such materials.

If a shareholder wishes to send a communication to the HighMark Trustees, such correspondence should be in writing and addressed to the Trustees c/o the Secretary of the HighMark Trust, Helen Robichaud, at 350 California Street, Suite 1600, San Francisco, California 94104. The correspondence will be given to the HighMark Trustees for review and consideration.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of June 14, 2013:

Target Funds	Number of Shares Outstanding
HighMark Geneva Mid Cap Growth Fund
Class A	16,589,260.0090
Class B	95,949.0010
Class C	3,751,794.2070
Fiduciary	29,183,106.8330

Total	49,620,110.0500

HighMark Geneva Small Cap Growth Fund
Class A	592,824.0580
Class C	284,616.2470
Fiduciary	1,675,125.5560

Total	2,552,565.8610

Target Funds	Number of Shares Outstanding
HighMark Enhanced Growth Fund
Class A	106,108.1370
Class C	25,751.8960
Fiduciary	111,938.2790
Class M	6,393,979.1280

Total	6,637,777.4400

HighMark Value Fund
Class A	5,044,468.1440
Class B	51,842.3940
Class C	222,250.1720
Fiduciary	7,878,050.5450
Class U	6,870,429.6540

Total	20,067,040.9090

HighMark Cognitive Value Fund
Class A	61,752.2510
Class C	39,563.6910
Fiduciary	134,981.3000
Class M	6,459,628.2570

Total	6,695,925.4990

HighMark International Opportunities Fund
Class A	580,596.7990
Class C	161,266.0320
Fiduciary	9,402,036.8000
Class M	20,178,690.2280

Total	30,322,589.8590

HighMark NYSE Arca Tech 100 Index Fund
Class A	4,778,773.5840
Class B	75,909.6190
Class C	353,115.3430
Fiduciary	401,213.8380

Total	5,609,012.3840

HighMark Large Cap Core Equity Fund
Class A	867,888.6050
Class C	88,471.9740
Fiduciary	5,833,774.5440

Total	6,790,135.1230

HighMark Small Cap Core Fund
Class A	467,508.5040
Class C	183,160.5210
Fiduciary	2,712,725.2850

Total	3,363,394.3100

HighMark Large Cap Growth Fund
Class A	1,350,960.9730
Class B	38,817.0860
Class C	246,370.2740
Fiduciary	4,449,775.2070

Total	6,085,923.5400

Target Funds	Number of Shares Outstanding
HighMark Balanced Fund
Class A	650,404.7090
Class B	1,045.6380
Class C	251,027.0080
Fiduciary	1,109,864.9130

Total	2,012,342.2680
HighMark Equity Income Fund
Class A	1,505,281.1300
Class B	94,693.6260
Class C	336,157.7360
Fiduciary	680,379.6950

Total	2,616,512.1870
HighMark Bond Fund
Class A	2,629,904.6360
Class B	7,636.0370
Class C	1,523,658.4620
Fiduciary	28,908,339.0560

Total	33,069,538.1910
HighMark Short Term Bond Fund
Class A	3,820,659.4580
Class C	2,692,147.3450
Fiduciary	10,518,940.9810

Total	17,031,747.7840
HighMark California Intermediate Tax-Free Bond Fund
Class A	8,277,683.9140
Class C	3,971,968.5400
Fiduciary	12,423,579.6360

Total	24,673,232.0900
HighMark National Intermediate Tax-Free Bond Fund
Class A	1,428,690.9370
Class C	654,745.6230
Fiduciary	5,881,572.6250

Total	7,965,009.1850
HighMark Wisconsin Tax-Exempt Fund
Class A	13,295,763.4600
Class B	76,624.3770
Class C	1,874,759.1960
Fiduciary	94,701.6200

Total	15,341,848.6530

To the knowledge of the HighMark Trust, as of June 14, 2013 the current officers and trustees of the HighMark Trust in the aggregate beneficially owned less than 1% of the shares of each of the Target Funds, except that such individuals owned 1.19% of Class A Shares of the HighMark Equity Income Fund, 2.40% of Class A Shares of the HighMark International Opportunities Fund, and 2.96% of Class A Shares of the HighMark Small Cap Core Fund.

As of June 14, 2013, the Union Bank 401(k) Plan owned 34.24% of the outstanding voting securities of the HighMark Value Fund.

As of June 14, 2013 the persons who owned of record or beneficially 5% or more of the outstanding shares identified of each Target Fund are shown below. The percentage of the corresponding Acquiring Fund that would be owned by the below named shareholders of the Target Fund upon consummation of the Reorganization is expected to remain similar.

Name and Address		Shares Owned	% of Class	Ownership
HighMark Balanced Fund—Class A Shares
First Clearing LLC Special Custody Acct For the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	93,241.0800	14.34%	Ownership of Record

HighMark Balanced Fund—Class B Shares
State Street Bank and Trust Co Coverdell ESA for benefit of Angela Stodola Beneficiary John J Stodola Responsible Individual	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	611.2420	58.46%	Ownership of Record

MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	206.9590	19.79%	Ownership of Record

Pershing LLC (9-9)	P O Box 2052 Jersey City, NJ 07303-2052	113.7650	10.88%	Ownership of Record

Pershing LLC (0-9)	P O Box 2052 Jersey City, NJ 07303-2052	113.6710	10.87%	Ownership of Record

HighMark Balanced Fund—Class C Shares
First Clearing LLC Special Custody Acct For the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	23,397.5750	9.32%	Ownership of Record

Charles Schwab & Co Inc. Special Custody Acct for benefit of Customers	211 Main St, San Francisco, CA 94105-1905	13,430.601	5.35%	Ownership of Record

LPL Financial	9785 Towne Centre Drive San Diego, CA 92121-1968	13,355.4200	5.32%	Ownership of Record

HighMark Balanced Fund—Fiduciary Shares
PIMS/Prudential Retirement, As Nominee for the TTEE/ Cust PL	Bank of Tokyo-Mitsubishi UFJ, 1251 Avenue of The Americas, New York, NY 10020-1104	614,107.9700	55.33%	Ownership of Record

PIMS/Prudential Retirement, As Nominee for the TTEE/Cust PL	Makita U.S.A., Inc., 14930 Northam St, La Mirada, CA 90638-5749	236,004.9570	21.26%	Ownership of Record

First Clearing LLC Special Custody Acct For the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	64,183.6810	5.78%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark Cognitive Value Fund—Class A Shares
LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego, CA 92150-9046	8,449.7050	13.68%	Ownership of Record

Charles Schwab & Co Inc. for benefit of Exclusive Customers	211 Main St, San Francisco, CA 94105-1905	5,581.9040	9.04%	Ownership of Record

American Enterprise Inv. Svcs.	707 2nd Avenue South, Minneapolis, MN 55402-2405	4,909.9840	7.95%	Ownership of Record

Raymond James & Assoc. Inc. for benefit of Love Family Joint Rev Trust	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	3,950.7560	6.40%	Ownership of Record

Raymond James & Assoc. Inc. CSDN for benefit of Rebecca Pons IRA	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	3,188.7140	5.16%	Ownership of Record

HighMark Cognitive Value Fund—Class C Shares
Pershing LLC (9-9)	P O Box 2052 Jersey City, NJ 07303-2052	3,127.4640	7.90%	Ownership of Record

Pershing LLC (9-2)	P O Box 2052 Jersey City, NJ 07303-2052	2,592.6910	6.55%	Ownership of Record

Raymond James & Assoc. Inc. CSDN, for benefit of Judith A Hughes IRA	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	2,512.1520	6.35%	Ownership of Record

PAI Trust Company, Inc. Destination Marketing 401 (K) P/S Pl	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	2,449.066	6.19%	Ownership of Record

HighMark Cognitive Value Fund—Class M Shares
Charles Schwab & Co Inc. Special Custody Acct for benefit of Customers	211 Main St, San Francisco CA 94105-195	3,117,342.5550	48.26%	Ownership of Record

CAPINCO c/o US Bank	1555 N Rivercenter Dr. Ste. 302 Milwaukee, WI 53212-3958	1,003,299.1790	15.53%	Ownership of Record

HighMark Cognitive Value Fund—Fiduciary Shares
c/o Union Bank ID 797 SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456-9989	71,510.8080	52.98%	Ownership of Record

LPL Financial for benefit of: Customer Accounts	P.O. Box 509046, San Diego, CA 92150-9046	22,509.4280	16.68%	Ownership of Record

CAPINCO c/o US Bank	1555 N Rivercenter Dr. Ste. 302 Milwaukee, WI 53212-3958	20,985.0510	15.55%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797 R/R	One Freedom Valley Drive, Oaks, PA 19456-9989	7,399.5070	5.48%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark Enhanced Growth Fund—Class A Shares
LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego, CA 92150-9046	58,267.9400	54.91%	Ownership of Record

First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market Street, Saint Louis, MO 63103-2523	14,149.9020	13.34%	Ownership of Record

HighMark Enhanced Growth Fund—Class C Shares
MLPF&S Inc. For the Sole Benefit of its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	21,469.5630	83.37%	Ownership of Record

Pershing LLC	P O Box 2052 Jersey City, NJ 07303-2052	1,069.7630	6.25%	Ownership of Record

HighMark Enhanced Growth Fund—Class M Shares
Charles Schwab & Co Inc. Special Custody Acct for benefit of Customers	211 Main St, San Francisco CA 94105-1905	3,127,420.9840	48.91%	Ownership of Record

CAPINCO c/o US Bank	1555 N Rivercenter Dr. Ste. 302 Milwaukee, WI 53212-3958	1,008,291.1720	15.77%	Ownership of Record

HighMark Enhanced Growth Fund—Fiduciary Shares
LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego, CA 92150-9046	73,526.7830	65.69%	Ownership of Record

MLPF&S Inc. for the Sole Benefit of its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	20,364.3200	18.19%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797, for benefit of Martha Morrell IRA	One Freedom Valley Drive, Oaks, PA 19456-9989	8,042.6660	7.18%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797 R/R	One Freedom Valley Drive, Oaks, PA 19456-9989	7,247.8820	6.47%	Ownership of Record

HighMark Equity Income Fund—Class A Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	92,397.1480	6.14%	Ownership of Record

HighMark Equity Income Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	24,487.3520	7.28%	Ownership of Record

HighMark Equity Income Fund—Fiduciary Shares
NFS LLC FEBO Marshall & Ilsley Trust Co for benefit of Bank 98 Dly Rcrdkpg	11270 W Park Pl, Ste. 400 Milwaukee, WI 53224	538,624.0500	79.17%	Ownership of Record

LPL Financial for benefit of: Customer Accounts	P O Box 509046, San Diego, CA 92150-9046	37,132.2190	5.46%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark Geneva Mid Cap Growth Fund—Class A Shares
Edwards D Jones & Co For the Benefit of Customer	12555 Manchester Rd, Saint Louis, MO 63131-3729	5,937,224.3050	35.79%	Ownership of Record

Charles Schwab & Co Inc. Special Custody Account For The Benefit of Customers	101 Montgomery St, San Francisco, CA 94104-4151	1,981,869.0910	11.95%	Ownership of Record

HighMark Geneva Mid Cap Growth Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	410,787.1390	10.95%	Ownership of Record

MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	376,206.2270	10.03%	Ownership of Record

HighMark Geneva Mid Cap Growth Fund—Fiduciary Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	6,850,290.1100	23.47%	Ownership of Record

NFS LLC FEBO Regions Bank	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	2,431,801.6890	8.33%	Ownership of Record

PIMS/Prudential Retirement As Nominee for the TTEE/CUST Pl 005	New York City 160 Water Street Room 620 New York, NY 10038-4922	2,273,418.5300	7.79%	Ownership of Record

Charles Schwab & Co Inc. for benefit of Exclusive Customers	211 Main St, San Francisco, CA 94105-1905	2,228,207.7920	7.64%	Ownership of Record

HighMark Geneva Small Cap Growth Fund—Class A Shares
Charles Schwab & Co Inc. for benefit of Exclusive Customers	211 Main St, San Francisco, CA 94105-1905	261,813.0210	44.16%	Ownership of Record

LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego, CA 92150-9046	30,851.9000	5.20%	Ownership of Record

HighMark Geneva Small Cap Growth Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	80,007.3870	28.11%	Ownership of Record

HighMark Geneva Small Cap Growth Fund—Fiduciary Shares
Charles Schwab & Co Inc.	211 Main St, San Francisco, CA 94105-1905	261,660.6940	15.62%	Ownership of Record

SEI Private Trust Company c/o Union Bank ID 797	One Freedom Valley Drive, Oaks, PA 19456-9989	125,026.3180	7.46%	Ownership of Record

NFS LLC FEBO FIIOC as Agent For Qualified Employee Benefit Plans (401K) FINOPS-IC Funds	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	84,944.7150	5.07%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark International Opportunities Fund—Class A Shares
Pershing LLC	P O Box 2052 Jersey City, NJ 07303-2052	144,092.2190	24.82%	Ownership of Record

LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego, CA 92150-9046	70,964.8610	12.22%	Ownership of Record

HighMark International Opportunities Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	16,097.7700	9.98%	Ownership of Record

HighMark International Opportunities Fund—Class M Shares
Charles Schwab Company Inc. Funds Dept. 8th FL, Reinvestment Account	211 Main St, San Francisco, CA 94105-1905	9,725,920.2310	48.20%	Ownership of Record

CAPINCO c/o US Bank	1555 N Rivercenter Dr. Ste. 302 Milwaukee, WI 53212-3958	3,002,876.1810	14.88%	Ownership of Record

HighMark International Opportunities Fund—Fiduciary Shares
SEI Private Trust Company (1-1), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks, PA 19456-9989	3,384,315.5660	36.00%	Ownership of Record

SEI Private Trust Company (2-4), c/o Union Bank	One Freedom Valley Drive, Oaks, PA 19456-9989	1,937,685.6760	20.61%	Ownership of Record

CAPINCO c/o US Bank	1555 N Rivercenter Dr. Ste. 302 Milwaukee, WI 53212-3958	1,592,010.7880	16.93%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797, for benefit of [numbered account]	One Freedom Valley Drive, Oaks, PA 19456-9989	573,232.5100	6.10%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797, for benefit of [numbered account]	One Freedom Valley Drive, Oaks, PA 19456-9989	553,496.7900	5.89%	Ownership of Record

HighMark Large Cap Core Equity Fund—Class A Shares
Charles Schwab & Co Inc. for benefit of Exclusive Customers	211 Main St, San Francisco, CA 94105-1905	510,570.9430	58.83%	Ownership of Record

HighMark Large Cap Core Equity Fund—Class C Shares
MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	29,779.4100	33.66%	Ownership of Record

Raymond James & Assoc. Inc, for benefit of Mary N Denny	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	5,100.000	5.76%	Ownership of Record

State Street Bank & Trust Co Cust, Roth Contribution IRA, for benefit of Kristy M Lamb	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	4,464.9210	5.05%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark Large Cap Core Equity Fund—Fiduciary Shares
SEI Private Trust Company (1-7), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks, PA 19456-9989	3,499,110.1330	59.98%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797 for benefit of [numbered account]	One Freedom Valley Drive, Oaks, PA 19456-9989	718,913.0960	12.32%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797 for benefit of [numbered account]	One Freedom Valley Drive, Oaks, PA 19456-9989	592,976.8070	10.16%	Ownership of Record

SEI Private Trust Company (2-0), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks, PA 19456-9989	524,758.5070	9.00%	Ownership of Record

HighMark Large Cap Growth Fund—Class B Shares
NFS LLC FEBO US Bank National Association	1555 N River Center Dr. Ste. 302 Milwaukee, WI 53212-3958	6,716.8650	17.30%	Ownership of Record

Pershing LLC	P O Box 2052 Jersey City, NJ 07303-2052	3,372.3360	8.69%	Ownership of Record

HighMark Large Cap Growth Fund—Class C Shares
Pasadena Masonic Lodge # 272	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	19,848.0790	8.06%	Ownership of Record

MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	18,234.6820	7.40%	Ownership of Record

HighMark Large Cap Growth Fund—Fiduciary Shares
SEI Private Trust Company, c/o Union Bank ID 797	One Freedom Valley Drive, Oaks, PA 19456-9989	1,563,014.8490	35.13%	Ownership of Record

PIMS/Prudentail Retirement, As Nominee For The TTEE/Cust Pl 820	Bank of Tokyo-Mitsubishi UFJ, 1251 Avenue of The Americas, New York NY 10020-1104	1,067,040.4920	23.98%	Ownership of Record

NFS LLC FEBO Marshall & Ilsley Trust Co NA for benefit of Bank 98 Dly Rcrdkpg	11270 W Park Pl, Ste. 400, Milwaukee, WI 53224-3638	315,938.6410	7.10%	Ownership of Record

HighMark NYSE Arca Tech 100 Index Fund—Class A Shares
Charles Schwab & Co, Inc., Special Custody Account For The Benefit of Customers	101 Montgomery Street, San Francisco, CA 94104-4151	1,016,762.1670	21.28%	Ownership of Record

HighMark NYSE Arca Tech 100 Index Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	27,951.6960	7.92%	Ownership of Record

Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2 3rd Floor, Jersey City, NJ 07311	24,323.1720	6.89%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark NYSE Arca Tech 100 Index Fund—Fiduciary Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	77,044.5600	19.20%	Ownership of Record

Vanguard Fiduciary Trust Company North Track Fund DTD	P O Box 2600 VM 613, Valley Forge, PA 19482-2600	75,329.9090	18.78%	Ownership of Record

Great-West Trust Company LLC TTEE F Employee Benefits Clients 401K	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	63,018.4840	15.71%	Ownership of Record

NFS LLC FEBO State Street Bank Trust Co TTEE Various Retirement Plans	440 Mamaroneck Ave Harrison, NY 10528-2418	55,319.5650	13.79%	Ownership of Record

NFS LLC FEBO Marshall & Ilsley Trust Co NA for benefit of Bank 98 DLY Rcrdkpg	11270 W Park PL Ste.400 Milwaukee, WI 53224	28,869.5610	7.20%	Ownership of Record

HighMark Small Cap Core Fund—Class C Shares
MLPF&S Inc. For the Sole Benefit of its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	10,123.8780	5.53%	Ownership of Record

HighMark Small Cap Core Fund—Fiduciary Shares
SEI Private Trust Company (6-9) c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	990,902.6010	36.53%	Ownership of Record

SEI Private Trust Company (7-2) c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	640,359.3230	23.61%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797 for benefit of [numbered account]	One Freedom Valley Drive, Oaks PA 19456-9989	203,227.0680	7.49%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797 for benefit of [numbered account]	One Freedom Valley Drive, Oaks PA 19456-9989	198,554.0250	7.32%	Ownership of Record

Wells Fargo Bank NA for benefit of ILA-NC Pen Highm	PO Box 1533 Minneapolis, MN 55480-1533	139,490.0170	5.14%	Ownership of Record

HighMark Value Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	14,634.5760	6.58%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark Value Fund—Fiduciary Shares
SEI Private Trust Company (8-9), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	2,377,562.7460	30.18%	Ownership of Record

Charles Schwab & Co, Inc., Special Custody Account For The Benefit of Customers	211 Main St, San Francisco, CA 94105-1905	1,448,190.8000	18.38%	Ownership of Record

SEI Private Trust Company (9-2), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	464,148.5880	5.89%	Ownership of Record

HighMark Value Fund—Class U Shares
PIMS/Prudential Retirement, As Nominee For the TTEE/Cust PL 720 Union Bank 401 (K) Plan	400 California Street 10th Floor, San Francisco CA 94104-1302	6,870,429.6450	100.00%	Ownership of Record

HighMark Bond Fund—Class A Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	341,450.6040	12.98%	Ownership of Record

HighMark Bond Fund—Class B Shares
Stifel Nicolaus & Co Inc, Naresh H Tailor and	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	4,561.2160	59.73%	Ownership of Record

Pershing LLC (7-6)	P.O. Box 2052 Jersey City, NJ 07303-2052	808.8600	10.59%	Ownership of Record

Pershing LLC (6-3)	P.O. Box 2052 Jersey City, NJ 07303-2052	784.4710	10.27%	Ownership of Record

State Street Bank and Trust Co Nathan P Dutil	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	414.8260	5.43%	Ownership of Record

State Street Bank and Trust Co Adam M Dutil	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	411.9020	5.39%	Ownership of Record

HighMark Bond Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	514,552.0050	33.77%	Ownership of Record

MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	278,260.2510	18.26%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark Bond Fund—Fiduciary Shares
SEI Private Trust Company (5-2), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	7,683,592.5120	26.58%	Ownership of Record

CAPINCO c/o US Bank	1555 N Rivercenter Dr. Ste. 302 Milwaukee, WI 53212-3958	6,631,259.6610	22.94%	Ownership of Record

Mac & Co	P O Box 3198 525 William Penn Place Pittsburg PA 15230-3198	5,118,430.3130	17.71%	Ownership of Record

SEI Private Trust Company (6-5), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	2,625,027.6460	9.08%	Ownership of Record

HighMark California Intermediate Tax-Free Bond Fund—Class A Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	1,808,851.1180	21.85%	Ownership of Record

UBS Financial Services Inc. for benefit of Bransford Living Tr	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	1,046,304.2270	12.64%	Ownership of Record

HighMark California Intermediate Tax-Free Bond Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	1,635,621.6930	41.18%	Ownership of Record

MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	276,325.6710	6.96%	Ownership of Record

HighMark California Intermediate Tax-Free Bond Fund—Fiduciary Shares
SEI Private Trust Company (0-5), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	4,845,004.9220	39.00%	Ownership of Record

First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	2,403,441.8880	19.35%	Ownership of Record

SEI Private Trust Company (1-8), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	983,778.1820	7.92%	Ownership of Record

HighMark National Intermediate Tax-Free Bond Fund—Class A Shares
LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego CA 92150-9046	177,225.0080	12.40%	Ownership of Record

First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	174,180.1270	12.19%	Ownership of Record

NFS LLC FEBO The Naomi L Smith Separate Prprty U/A	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	88,912.3410	6.22%	Ownership of Record

MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	76,254.0240	5.34%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
HighMark National Intermediate Tax-Free Bond Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	301,088.9410	45.99%	Ownership of Record

Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	69,772.2770	10.66%	Ownership of Record

Raymond James & Assoc. Inc. for benefit of Deborah Catherine White	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	43,841.6990	6.70%	Ownership of Record

HighMark National Intermediate Tax-Free Bond Fund—Fiduciary Shares
SEI Private Trust Company (0-6), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	2,893,630.8910	49.20%	Ownership of Record

SEI Private Trust Company (1-9), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	775,045.4770	13.18%	Ownership of Record

First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	637,189.9620	10.83%	Ownership of Record

LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego CA 92150-9046	446,208.3610	7.59%	Ownership of Record

HighMark Short Term Bond Fund—Class A Shares
UBS Financial Services Inc. for benefit of Phoebe Hearst Cooke Conservatorship	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	948,445.3330	24.82%	Ownership of Record

First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	680,533.6530	17.81%	Ownership of Record

Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	191,718.8710	5.02%	Ownership of Record

HighMark Short Term Bond Fund—Class C Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	936,645.1890	34.79%	Ownership of Record

HighMark Short Term Bond Fund—Fiduciary Shares
SEI Private Trust Company (0-6), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	2,949,410.2070	28.04%	Ownership of Record

SEI Private Trust Company (1-9), c/o Union Bank ID 797	One Freedom Valley Drive, Oaks PA 19456-9989	1,233,164.3710	11.72%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797, for benefit of [numbered account]	One Freedom Valley Drive, Oaks PA 19456-9989	1,079,178.5300	10.26%	Ownership of Record

First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	1,018,480.1270	9.68%	Ownership of Record

Name and Address		Shares Owned	% of Class	Ownership
MLPF&S Inc. For the Sole Benefit of Its Customers	4800 Deer Lake Dr. East, Jacksonville, FL 32246-6484	779,445.2250	7.41%	Ownership of Record

SEI Private Trust Company, c/o Union Bank ID 797, for benefit of [numbered account]	One Freedom Valley Drive, Oaks PA 19456-9989	556,072.2550	5.29%	Ownership of Record

HighMark Wisconsin Tax-Exempt Fund—Class A Shares
Charles Schwab & Co Inc. Special Custody Acct (for benefit of) Customers	211 Main St, San Francisco, CA 94105-1905	786,402.9810	5.91%	Ownership of Record

HighMark Wisconsin Tax-Exempt Fund—Class B Shares
Pershing LLC	P. O. Box 2052 Jersey City, NJ 07303-9998	25,190.8600	32.88%	Ownership of Record

RBC Capital Markets LLC Leonard R Gigowski Account 2	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	20,735.9080	27.06%	Ownership of Record

Margaret Wegner Subject to STA TOD Rules c/o Sharon Rhode	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	7,321.0220	9.55%	Ownership of Record

LPL Financial	9785 Towne Centre Drive San Diego, CA 92121-1968	4,787.6590	6.25%	Ownership of Record

HighMark Wisconsin Tax-Exempt Fund—Class C Shares
Charles Schwab & Co, Inc., Special Custody Account For The Benefit of Customers	211 Main St, San Francisco, CA 94105-1905	187,031.2680	9.98%	Ownership of Record

HighMark Wisconsin Tax-Exempt Fund—Fiduciary Shares
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market St, Saint Louis, MO 63103-2523	37,627.0960	39.73%	Ownership of Record

Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-2052	10,237.2520	10.81%	Ownership of Record

NFS LLC FEBO FAO Opitz Admin Trust Judy A Stevens U/A	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	8,185.0880	8.64%	Ownership of Record

LPL Financial for benefit of Customer Accounts	P O Box 509046, San Diego CA 92150-9046	7,032.8070	7.43%	Ownership of Record

Raymond James & Assoc. Inc. for benefit of Marie E Prescott JT Rev Tr.	c/o HighMark Funds 350 California Street, San Francisco, CA 94104	4,961.4000	5.24%	Ownership of Record

Acquiring Funds

The votes of the shareholders of Acquiring Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

As of June 24, 2013 no shares of the Acquiring Funds have been offered.

WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Acquiring Fund and each Target Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Target Fund files, and each Acquiring Fund will file, reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549 and at the following regional offices of the SEC: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549 and at the regional offices of the SEC, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Target Fund and the Acquiring Fund and other registrants that file electronically with the SEC.

For more information with respect to each Target Fund concerning the following topics, please refer to the following sections of the Target Fund Prospectuses, which have been made a part of this Proxy Statement/Prospectus by reference: (i) see “Performance Information” for more information about the performance of the Target Fund; (ii) see “Investment Management” under “More About HighMark Funds” for more information about the management of the Target Fund; (iii) see “Shareowner Guide – How to Invest in HighMark Funds” for more information about the purchase, redemption, exchange and pricing of shares information of the Target Fund; (iv) see “Distributions” and “Taxes” for more information about the Target Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Target Fund; and (vi) see “Financial Highlights” for more information about the Target Fund’s financial performance.

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectuses, which have been made a part of this Proxy Statement/Prospectus by reference and which accompanies this Proxy Statement/Prospectus: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Investing with Nationwide Funds” for more information about the purchase, redemption, exchange and pricing of shares information of the Acquiring Fund; and (iii) see “Distributions and Taxes” for more information about the Acquiring Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Acquiring Fund.

Appendix A — Agreement and Plan of Reorganization

This Agreement and Plan of Reorganization (the “Agreement”) is made as of April 2, 2013, by and between HighMark Funds, a Massachusetts business trust (the “HighMark Trust”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio, an “Acquired Fund” and collectively, the “Acquired Funds”), and Nationwide Mutual Funds, a Delaware statutory trust (the “NMF Trust”), on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio, an “Acquiring Fund” and collectively, the “Acquiring Funds”). HighMark Capital Management, Inc., a California corporation (“HCM”), and Nationwide Fund Advisors, a Delaware business trust (“NFA”), join this Agreement solely for purposes of Sections 3.2, 9.2 and 10.2. The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated under Section 368 of the Code. Each reorganization (“Reorganization”) will consist of (i) the transfer of all of the assets, property and goodwill (exclusive of any rights to the “HighMark” name) as set forth in Section 1.2 of this Agreement (“Assets”) of an Acquired Fund in exchange solely for, as applicable, Class A shares (“Class A Acquisition Shares”), Class C shares (“Class C Acquisition Shares”), Institutional Service Class shares (“Institutional Service Acquisition Shares”), Class U shares (“Class U Acquisition Shares”), and Class M shares (“Class M Acquisition Shares” and, together with the Class A Acquisition Shares, Class C Acquisition Shares, Institutional Service Acquisition Shares, and Class U Acquisition Shares, the “Acquiring Fund Shares”) of beneficial interest, no par value per share, of the corresponding Acquiring Fund, as set forth on Exhibit A; (ii) the assumption by an Acquiring Fund of the Obligations (as hereinafter defined) of the corresponding Acquired Fund (each such pair of Acquired Fund and its corresponding Acquiring Fund, a “Corresponding Acquired Fund” or “Corresponding Acquiring Fund” as appropriate); and (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”), of Class A Acquisition Shares, Class C Acquisition Shares, Institutional Service Acquisition Shares, Class U Acquisition Shares, and Class M Acquisition Shares, as applicable, and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Each Acquiring Fund is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities of the Corresponding Acquired Fund.

This Agreement provides for multiple Reorganizations, and each Reorganization between an Acquired Fund and its Corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement. Each Acquired Fund and the HighMark Trust acting for itself and on behalf of each Acquired Fund, and each Corresponding Acquiring Fund and the NMF Trust acting for itself and on behalf of each Corresponding Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party.

The parties hereto therefore covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND THE ACQUIRING FUND SHARES OF THE CORRESPONDING ACQUIRING FUND AND LIQUIDATION OF THE ACQUIRED FUND.

1.1.	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The HighMark Trust, on behalf of each Corresponding Acquired Fund, agrees to assign, convey, deliver and otherwise transfer to the Corresponding Acquiring Fund, and the NMF Trust, on behalf of each Corresponding Acquiring Fund, will acquire, on the Closing Date, all of the Assets of the Corresponding Acquired Fund, as set forth in Section 1.2.

(b)	The NMF Trust, on behalf of each Acquiring Fund, shall, on the Closing Date, (i) issue and deliver to each Acquired Fund the number of Acquiring Fund Shares of each corresponding class

(including fractional shares, if any) of the Corresponding Acquiring Fund determined by dividing (A) the amount of the assets of the Acquired Fund attributable to each class of its shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.3, by (B) the net asset value of one Acquiring Fund Share of the corresponding class of the Corresponding Acquiring Fund, computed in the manner set forth in Section 2.6, and (ii) assume, with respect to each Acquiring Fund, all of the Corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise (the “Obligations”). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”).

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, each Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the corresponding Acquiring Fund Shares received by it. Each Class A shareholder of an Acquired Fund shall be entitled to receive that number of Class A Acquisition Shares of the Corresponding Acquiring Fund equal to the total of (i) the number of Class A shares of the Acquired Fund held by such shareholder divided by the total number of Class A shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class A Acquisition Shares received by the Acquired Fund relating to the Class A shares of the Acquired Fund. Each Class B shareholder of an Acquired Fund shall be entitled to receive that number of Class A Acquisition Shares of the Corresponding Acquiring Fund equal to the total of (i) the number of Class B shares of the Acquired Fund held by such shareholder divided by the total number of Class B shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class A Acquisition Shares received by the Acquired Fund relating to the Class B shares of the Acquired Fund. Each Class C shareholder of an Acquired Fund shall be entitled to receive that number of Class C Acquisition Shares of the Corresponding Acquiring Fund equal to the total of (i) the number of Class C shares of the Acquired Fund held by such shareholder divided by the total number of Class C shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class C Acquisition Shares received by the Acquired Fund. Each Fiduciary Class shareholder of an Acquired Fund shall be entitled to receive that number of Institutional Service Acquisition Shares of the Corresponding Acquiring Fund equal to the total of (i) the number of Fiduciary Class shares of the Acquired Fund held by such shareholder divided by the total number of Fiduciary Class shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Institutional Service Acquisition Shares received by the Acquired Fund. Each Class U shareholder of an Acquired Fund shall be entitled to receive that number of Class U Acquisition Shares of the Corresponding Acquiring Fund equal to the total of (i) the number of Class U shares of the Acquired Fund held by such shareholder divided by the total number of Class U shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class U Acquisition Shares received by the Acquired Fund. Each Class M shareholder of an Acquired Fund shall be entitled to receive that number of Class M Acquisition Shares of the Corresponding Acquiring Fund equal to the total of (i) the number of Class M shares of the Acquired Fund held by such shareholder divided by the total number of Class M shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Class M Acquisition Shares received by the Acquired Fund.

1.2.	The Assets of each Acquired Fund to be acquired by the Corresponding Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other Assets which are owned by the Acquired Fund on the Closing Date. Each Acquired Fund will use commercially reasonable efforts to identify and discharge all of its accrued fees and expenses and payables for securities transactions or for share redemptions prior to the Closing Date.

1.3.

As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, the HighMark Trust agrees that each Acquired Fund will liquidate and distribute to its shareholders of record the corresponding class of Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1 (such date, “the Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of each Acquired Fund on the books of the Corresponding Acquiring Fund to open accounts on the share records of the Corresponding Acquiring Fund in the names of Acquired Fund shareholders and representing the respective number of the Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4.	As soon as practicable after the Closing Date, the HighMark Trust agrees that each Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. The HighMark Trust further agrees that any reporting responsibility relating to such liquidation of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the HighMark Trust and each Acquired Fund, up to and including the Closing Date and thereafter.

1.5.	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of each Acquired Fund or its Corresponding Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the HighMark Trust or the NMF Trust generally, and, for clarity, under no circumstances will any other series of the HighMark Trust or the NMF Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

1.6.	Prior to Closing of the Reorganizations, the HighMark Trust will amend the deferred compensation plan for the trustees of the HighMark Trust (“Trustees”) to (a) eliminate the deferral of compensation received by any such Trustee on or after the effective date of such amendment attributable to his or her services to the Acquired Funds, (b) eliminate all investment options available to the Trustees thereunder, and (c) provide for a mandatory allocation of the balances of the Trustees’ accounts to cash, cash equivalents, including a specified money market fund.

2.	VALUATION.

2.1.

On the Closing Date, each Acquiring Fund will deliver to the Corresponding Acquired Fund a number of each class of Acquiring Fund Shares (including fractional shares, if any) determined as provided in Section 1.

2.2.	The net asset value of each Acquired Fund’s Assets to be acquired by its Corresponding Acquiring Fund hereunder shall be computed as of the close of business on the Valuation Date (defined below) by the administrator of the NMF Trust by calculating the value of the Acquired Fund’s Assets and subtracting therefrom the amount of the Obligations using the valuation procedures adopted by the NMF Trust (“NMF Trust Valuation Procedures”).

2.3.	The value of each Acquired Fund’s net assets will be computed as of 4:00 p.m. Eastern time, after the declaration of any dividends by an Acquired Fund and after effectuating any redemptions of Acquired Fund shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.4.

The NMF Trust agrees that each Acquiring Fund shall issue Acquiring Fund Shares to the Corresponding Acquired Fund on one share deposit receipt registered in the name of the Corresponding Acquired Fund. The Acquired Fund shall distribute in liquidation the Class A Acquisition Shares received by it hereunder to its Class A and Class B shareholders as contemplated by Section 1.1, the Class C Acquisition Shares received by it hereunder to its Class C shareholders as contemplated by Section 1.1, the Institutional Service Acquisition Shares received by it hereunder to its Fiduciary Class shareholders as contemplated by Section 1.1, the Class U Acquisition Shares received by it hereunder to its Class U shareholders as contemplated by Section 1.1, and the Class M Acquisition Shares received by it hereunder to its Class M shareholders as contemplated by Section 1.1, in each case as applicable, by redelivering such share deposit receipt to the NMF Trust’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.5.	Each Acquired Fund will pay or cause to be paid to the Corresponding Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the Assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the Assets of an Acquired Fund acquired by the Corresponding Acquiring Fund.

2.6.	All computations of value shall be made by the administrator of the NMF Trust, in accordance with its regular practice in pricing the shares and assets of the Acquiring Funds using the NMF Trust Valuation Procedures.

3.	CLOSING AND CLOSING DATE.

3.1.	The Closing Date shall be on such date as the parties may agree. The Closing shall be held at the offices of the NMF Trust (or such other place as the parties may agree), at such time as the parties may agree. The Closing shall be effective as of 9 a.m. on the Closing Date for all accounting, tax and other financial reporting purposes.

3.2.	On the Closing Date, the portfolio securities of each Acquired Fund and all its cash shall be delivered by the HighMark Trust to the custodian for the Acquiring Funds (the “Custodian”) for the account of the Corresponding Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”). The cash delivered shall be transferred to the account of the Corresponding Acquiring Fund at the Custodian in a manner acceptable to the NMF Trust. HCM and NFA shall each be responsible for paying fifty percent (50%) of any and all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps and/or financial transaction taxes.

3.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the values of the net assets of the Acquired Funds or the Acquiring Funds is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.

On the Closing Date, the HighMark Trust or its transfer agent shall deliver to the NMF Trust or its designated agent a list of the names and addresses of the shareholders of the Acquired Funds and the number of outstanding shares of each Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date. The Acquiring Fund Shares issuable pursuant to Section 1.1 shall promptly be credited to the Corresponding Acquired Fund’s account on the books of the Corresponding Acquiring Fund. On the Liquidation Date, the NMF Trust will provide to the HighMark Trust evidence reasonably satisfactory to the HighMark Trust that such Acquiring Fund Shares have been credited pro rata within each class of shares to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	Representations and Warranties of the HighMark Trust, on behalf of the Acquired Funds.

The HighMark Trust, on behalf of the Acquired Funds, represents and warrants the following to the NMF Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The HighMark Trust is a business trust created under the laws of the Commonwealth of Massachusetts on March 10, 1987.

(b)	Each Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(c)	The HighMark Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Funds have been duly registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

(d)	Each Acquired Fund is a separate series of the HighMark Trust duly constituted in accordance with the applicable provisions of the Declaration of Trust of the HighMark Trust and the 1940 Act and other applicable law.

(e)	Each Acquired Fund is not in violation in any material respect of any material provisions of the HighMark Trust’s Declaration of Trust or code of regulations or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(f)	Each Acquired Fund’s current prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the HighMark Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(g)	At the Closing Date, each Acquired Fund will have good and marketable title to its Assets to be transferred to the Corresponding Acquiring Fund pursuant to Section 1.2.

(h)	Except as has been disclosed in writing to the NMF Trust, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the HighMark Trust or the Acquired Funds, threatened as to any Acquired Fund or any of its properties or assets or any person whom an Acquired Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(i)	Since January 31, 2013, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally or those occurring in the ordinary course of business), or any incurrence by an Acquired Fund of indebtedness (other than in the ordinary course of business). For the purposes of this subparagraph (i), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(j)	(A) All federal, state, foreign and other returns, dividend and information reporting forms and other Tax (as defined below) related reports of each Acquired Fund required by applicable law to have been filed by or with respect to each Acquired Fund on or prior to the Closing Date have been or shall be filed in a timely manner, or in the case of reporting organizational actions affecting the basis of securities, timely posted in an area of a public website dedicated to this purpose, and are or will be true, correct and complete as of the time of their filing in all respects and accurately state the amount of Tax (if any) owed for the periods covered by such returns, forms and reports, or, in the case of dividend and information reporting forms, the amount and character of income or other information required to be reported by the Acquired Funds, (B) all Taxes shown as due or required to be shown as due on such returns, forms and reports, or any other Taxes due, and any interest and/or penalties, shall have been paid or provision shall have been made on the Acquired Fund’s books for the payment thereof, (C) no Acquired Fund is under audit and no assessment for Taxes or other amounts has been proposed or asserted in writing with respect to an Acquired Fund, (D) there are no known actual or proposed deficiency assessments with respect to any Taxes payable by any Acquired Fund, (E) there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of any Acquired Fund, (F) the amounts set up as provisions for Taxes in the books and records of each Acquired Fund as of the close of business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by an Acquired Fund for any periods or fiscal years prior to and including the close of business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the close of business on the Valuation Date that are attributable to any such period or fiscal year, and (G) each Acquired Fund has complied with the requirements for collection and maintenance of Forms W-9 and/or Forms W-8, as applicable, and its obligations as a withholding agent. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem, fees, assessments, charges or other taxes, stamp taxes and duties, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(k)	Each Acquired Fund has elected to be treated as a “regulated investment company” (“RIC”) under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code, each Acquired Fund is a “fund” as defined in Section 851(g) of the Code, has qualified for all taxable years since inception as a RIC and has complied in all material respects with all provisions of applicable law necessary to preserve and retain such qualification and will continue to so qualify at all times through the Closing Date.

(l)

The authorized capital of the HighMark Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the HighMark Trust may authorize from time to time. The outstanding shares of beneficial interest of each Acquired Fund as of the Closing Date will be divided into the classes of shares set forth in

Exhibit A, each having the characteristics described in the applicable Acquired Fund Prospectus, and will, at the time of the Closing Date, be held of record by the persons and in the amounts set forth in the list provided by the HighMark Trust or its designated agent to the NMF Trust or its designated agent pursuant to Section 3.4. All issued and outstanding shares of the Acquired Funds are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the applicable Acquired Fund Prospectus) by the HighMark Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Funds are outstanding.

(m)	The HighMark Trust’s investment operations from August 1, 2010 to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Funds, as in effect from time to time, except as previously disclosed in writing to the NMF Trust.

(n)	The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the HighMark Trust and by all other necessary action on the part of the HighMark Trust and the Acquired Funds, other than shareholder approval as required by Section 8.1 hereof. Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the HighMark Trust, on behalf of the Acquired Funds, enforceable against the HighMark Trust and the Acquired Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)	Any information provided in writing by the HighMark Trust in respect of the Acquired Funds or by the Acquired Funds for use, to the extent applicable, in the proxy statement of the Acquired Funds (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the NMF Trust (the “Registration Statement”), does not, and from the date provided through and until the Closing Date will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the HighMark Trust, on behalf of the Acquired Funds, of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and/or state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(q)	As of both the Valuation Date and the Closing Date, the HighMark Trust and the Acquired Funds will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Acquired Fund to be transferred to the Corresponding Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, each Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Corresponding Acquired Fund, and without any restrictions upon the transfer thereof, other than such restrictions as might arise under the 1933 Act. As used in this Agreement, the term “Investments” shall mean an Acquired Fund’s investments shown on the schedule of its portfolio investments as of January 31, 2013, as supplemented with such changes as such Acquired Fund shall make after January 31, 2013, which changes shall be disclosed to the NMF Trust and the Corresponding Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(r)	The books and records of each Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, made available to the NMF Trust and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of each Acquired Fund.

(s)	To the best of the HighMark Trust’s and the Acquired Funds’ knowledge, all of the issued and outstanding shares of the Acquired Funds shall have been offered for sale and sold in material conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Funds have taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in material conformity with such laws. There have been no known miscalculations of the net asset value of any Acquired Fund or the net asset value per share of any Acquired Fund which would have a material adverse effect on any Acquired Fund at the time of this Agreement or on any Acquired Fund’s Assets at the time of this Agreement.

(t)	No Acquired Fund will be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder.

(u)	No Acquired Fund has been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any Taxes or Tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such Taxes or Tax return.

(v)	Neither the HighMark Trust nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(w)	No Acquired Fund has changed its taxable year end since July 31, 2009, and none intend to change their taxable year end prior to the Closing.

(x)	Neither the HighMark Trust nor any Acquired Fund has received written notification from any taxing authority that asserts a position contrary to any of the above representations.

4.2.	Representations and Warranties of the NMF Trust, on behalf of the Acquiring Funds.

The NMF Trust, on behalf of the Acquiring Funds, represents and warrants the following to the Acquired Funds and the HighMark Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The NMF Trust is a statutory trust created under the laws of the State of Delaware on September 1, 2004, and is validly existing and in good standing under the laws of that State.

(b)	The NMF Trust and each Acquiring Fund have all necessary federal, state and local authorizations to carry on its business as now being conducted.

(c)	The NMF Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Funds have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(d)	As of the Closing Date, each Acquiring Fund will be a separate series of the NMF Trust duly constituted in accordance with the applicable provisions of the Declaration of Trust of the NMF Trust and the 1940 Act and other applicable law.

(e)	As of the Closing Date, no Acquiring Fund will be in violation in any material respect of any material provisions of the NMF Trust’s Declaration of Trust or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(f)	As of the Closing Date, the Acquiring Funds’ current prospectuses and statement of additional information (collectively, the “Acquiring Fund Prospectus”) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to the NMF Trust or the Acquiring Funds required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(g)	Except as has been disclosed in writing to the HighMark Trust, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the NMF Trust or the Acquiring Funds, threatened as to the Acquiring Funds or any of their respective properties or assets or any person whom the Acquiring Funds may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	Immediately prior to the Closing Date, the Acquiring Funds will have no assets or liabilities, contingent or otherwise.

(i)	The Acquiring Funds were established in order to effect the transactions described in this Agreement. The Acquiring Funds have not yet filed their first federal income tax return and thus have not yet elected to be treated as a RIC for federal income tax purposes. However, upon filing its first federal income tax return following the completion of its first taxable year, each Acquiring Fund will elect to be a RIC and, from the beginning of its first taxable year, will take all steps necessary to ensure that it qualifies and will be treated as a “regulated investment company” under Sections 851 and 852 of the Code.

(j)	The authorized capital of the NMF Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the NMF Trust may authorize from time to time. The outstanding shares of beneficial interest in each Acquiring Fund as of the Closing Date will be divided into the classes of shares set forth on Exhibit A, each having the characteristics described in each applicable Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Funds, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the NMF Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Funds are outstanding.

(k)	On the Closing Date, each Acquiring Fund will be a new series of the NMF Trust created within the last twelve (12) months, without assets or liabilities, formed for the sole purpose of receiving the assets, and assuming the Obligations of, the Corresponding Acquired Fund in connection with the Reorganization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations). Accordingly, no Acquiring Fund has prepared books of account and related records or financial statements, or issued any shares except those issued in a private placement to an affiliate of the Acquiring Fund to secure any required initial shareholder approvals.

(l)

The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the NMF Trust and by all other necessary action on the part of the NMF Trust and the Acquiring Funds and constitute the valid and binding obligation of the Acquiring Funds enforceable against the NMF Trust and the Acquiring Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(m)	As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the NMF Trust and the Acquiring Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(n)	All books and records of the Acquiring Funds made available to the HighMark Trust and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and/or state securities or Blue Sky laws.

5.	COVENANTS OF THE PARTIES.

5.1.	The HighMark Trust covenants that each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions. The NMF Trust covenants that each Acquiring Fund will not carry on any business activities between the date hereof and the Closing Date (other than such activities as are customary to the organization of a new registered investment company prior to its commencement of operations, including holding and redeeming the initial investment of the initial shareholder of the Acquiring Fund prior to the Closing Date).

5.2.	The HighMark Trust will call a meeting of shareholders for each Acquired Fund to be held prior to the Closing Date to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of each Acquired Fund, and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.	In connection with each Acquired Fund shareholders’ meeting referred to in Section 5.2, the NMF Trust will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the NMF Trust will file for registration under the 1933 Act of the corresponding Acquiring Fund Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.	Each of the HighMark Trust, the Acquired Funds, the NMF Trust and the Acquiring Funds will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the HighMark Trust and the Acquired Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably request concerning the beneficial ownership of Acquired Fund shares.

5.5.	Subject to the provisions of this Agreement, the HighMark Trust, the Acquired Funds, the NMF Trust and the Acquiring Funds will each take, or cause to be taken, all actions, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.	The HighMark Trust will at the Closing Date provide the NMF Trust with:

(a)	A statement of the respective adjusted tax basis of all Assets to be transferred by each Acquired Fund to the Corresponding Acquiring Fund;

(b)	A copy of any other Tax books and records of each Acquired Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Sections 1.6045A-1 and 1.6045B-1(a) of the Treasury Regulations) required by law to be filed by each Corresponding Acquiring Fund after the Closing;

(c)	A copy (which may be in electronic form) of the shareholder ledger accounts of each Acquired Fund, including, without limitation,

(i)	the name, address and taxpayer identification number of each shareholder of record,

(ii)	the number of shares of beneficial interest held by each shareholder,

(iii)	the dividend reinvestment elections applicable to each shareholder,

(iv)	the backup withholding certifications (e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8ECI, W-8IMY), notices or records on file with the Acquired Fund with respect to each shareholder, and

(v)	such information as the NMF Trust may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing.

for all of the shareholders of record of the Acquired Funds’ shares as of 4:00 p.m. (Eastern Time) on the Valuation Date, who are to become holders of the Acquiring Funds as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice President to the best of his or her knowledge and belief; and

(d)	All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to each Acquired Fund.

5.7.	As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Fund shall furnish the Corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Corresponding Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Corresponding Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the HighMark Trust’s President and Treasurer.

5.8.	The Acquiring Funds will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.9.	The HighMark Trust shall cause the liquidation and termination of the Acquired Funds to be effected in the manner provided in the HighMark Trust’s Declaration of Trust and code of regulations in accordance with applicable law and that on and after the Closing Date, the Acquired Funds shall not conduct any business except in connection with their liquidation and termination.

5.10.

The HighMark Trust shall timely file or cause to be timely filed all Tax returns required to be filed with respect to the Acquired Funds for tax periods ending on or before the Closing Date, and NMF Trust shall timely file or cause to be timely filed all Tax returns required to be filed with respect to the Acquired Funds and any Tax returns required to be filed with respect to the Acquiring Funds for any period ending after the Closing Date; provided, however, the HighMark Trust shall file with the relevant taxing authorities, and make available to the NMF Trust, on or before December 2, 2013, all income Tax returns (e.g., Form 1120-RIC) required to be filed by the Acquired Funds for their fiscal year ended July 31, 2013.

5.11.	The HighMark Trust and the Acquired Funds will not acquire Acquiring Fund Shares for the purpose of making distributions thereof other than to the shareholders of the Acquired Funds.

5.12.	The NMF Trust covenants and agrees that it will not, within a period of two years after the Closing Date, terminate the Expense Limitation Agreement (as defined below), as it applies to the Acquiring Funds, or amend the Expense Limitation Agreement, as it applies to the Acquiring Funds, to make it less favorable to the shareholders of the Acquiring Funds than prior to such amendment.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NMF TRUST.

The respective obligations of the NMF Trust and each Acquiring Fund, to complete the transactions provided for herein with respect to each Reorganization shall be subject, at its election, to the performance by the HighMark Trust and the Corresponding Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions with respect to each Reorganization:

6.1.	The HighMark Trust, on behalf of the Corresponding Acquired Fund, shall have delivered to the NMF Trust a certificate executed on its behalf by the HighMark Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance reasonably satisfactory to the NMF Trust and dated as of the Closing Date, to the effect that the representations and warranties of the HighMark Trust and the Corresponding Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the HighMark Trust and the Corresponding Acquired Fund have complied in all material respects with all the covenants and agreements and satisfied all of the conditions on the parts to be performed or satisfied in all material respects by them under this Agreement at or prior to the Closing Date.

6.2.	The HighMark Trust shall have furnished to the NMF Trust (i) a statement of the Corresponding Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, and (ii) a certificate of the HighMark Trust’s President or any Vice President and Treasurer or any Assistant Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Corresponding Acquired Fund since January 31, 2013 (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3.	The HighMark Trust shall have furnished to the NMF Trust a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the HighMark Trust, as to the adjusted tax basis in the hands of the Corresponding Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.4.	The HighMark Trust’s custodian shall have delivered to the NMF Trust a certificate identifying all of the assets of the Corresponding Acquired Fund held by such custodian as of the Valuation Date.

6.5.	The NMF Trust, on behalf of the Acquiring Fund or its designated agent, shall have received from the HighMark Trust (i) a record specifying the number of shares of the Corresponding Acquired Fund outstanding as of the Valuation Date and (ii) a record specifying the name and address of each holder of record of any shares of the Corresponding Acquired Fund and the number of shares of the Corresponding Acquired Fund held of record by each such shareholder as of the Valuation Date.

6.6.	The NMF Trust shall have received a favorable opinion of counsel to the HighMark Trust, with respect to the Corresponding Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the NMF Trust, substantially to the following effect:

(a)	The HighMark Trust is an unincorporated voluntary association validly existing under the laws of the Commonwealth of Massachusetts, and the Corresponding Acquired Fund is a separate series of the HighMark Trust duly constituted under the Declaration of Trust and code of regulations of the HighMark Trust.

(b)	The Agreement has been duly authorized, executed and delivered by the HighMark Trust, on behalf of the Corresponding Acquired Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Corresponding Acquired Fund, enforceable against the HighMark Trust and the Corresponding Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	The Bill of Sale is sufficient in form to transfer to the Acquiring Fund the assets purported to be transferred thereby to it by the Corresponding Acquired Fund.

(d)	Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the HighMark Trust or the Corresponding Acquired Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the HighMark Trust expresses no opinion).

(e)	The execution and delivery of this Agreement by the HighMark Trust, on behalf of the Corresponding Acquired Fund, did not, and the performance by the HighMark Trust and the Corresponding Acquired Fund of their obligations hereunder will not, violate the HighMark Trust’s Declaration of Trust, code of regulations, or any material contract of the HighMark Trust listed in Item 28 of the Part C of the Corresponding Acquired Fund’s current registration statement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE HIGHMARK TRUST ON BEHALF OF THE ACQUIRED FUNDS.

The respective obligations of the HighMark Trust and each Acquired Fund to complete the transactions provided for herein with respect to each Reorganization shall be subject, at its election, to the performance by the NMF Trust, on behalf of the Corresponding Acquiring Fund, of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions with respect to each Reorganization:

7.1.	The NMF Trust shall have delivered to the HighMark Trust a certificate executed on its behalf by the NMF Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance satisfactory to the HighMark Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Corresponding Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the NMF Trust has complied in all material respects with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

7.2.	The NMF Trust, on behalf of the Corresponding Acquiring Fund, shall have executed and delivered to the HighMark Trust an Assumption of Liabilities dated as of the Closing Date pursuant to which the Corresponding Acquiring Fund will assume all of the Obligations of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3.	The HighMark Trust shall have received a favorable opinion of counsel to the NMF Trust for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the HighMark Trust, substantially to the following effect:

(a)	The NMF Trust is a validly existing and in good standing Delaware statutory trust, and the Corresponding Acquiring Fund is a separate series of the NMF Trust duly constituted under the Declaration of Trust and Bylaws of the NMF Trust.

(b)	The Agreement has been duly authorized, executed and delivered by the NMF Trust, on behalf of the Corresponding Acquiring Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Corresponding Acquiring Fund enforceable against the NMF Trust and the Corresponding Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)	Assuming that consideration therefor of not less than the net asset value thereof has been paid, the shares of the Corresponding Acquiring Fund to be issued and delivered to the Acquired Fund on behalf of the shareholders of the Acquired Fund as provided by the Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Corresponding Acquiring Fund (except as described in the Registration Statement), and no shareholder of the Corresponding Acquiring Fund has any preemptive right to subscription or purchase in respect thereof pursuant to the laws of the state of Delaware and the federal laws of the United States or the NMF Trust’s Declaration of Trust or Bylaws.

(d)	Under the laws of the state of Delaware and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the NMF Trust or the Corresponding Acquiring Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the NMF Trust expresses no opinion).

(e)	The execution and delivery of this Agreement by the NMF Trust, on behalf of the Corresponding Acquiring Fund, did not, and the performance by the NMF Trust and the Corresponding Acquiring Fund of their obligations hereunder will not, violate the NMF Trust’s Declaration of Trust, Bylaws, or any material contract of the NMF Trust listed in Item 28 of the Part C of the Corresponding Acquiring Fund’s current registration statement.

7.4.	Prior to the Closing, (a) the trustees of the NMF Trust shall have authorized the issuance of and the Corresponding Acquiring Fund shall have issued one share to the initial shareholder in consideration of the payment of $10.00, (b) the initial shareholder shall have approved as the sole initial shareholder the investment advisory agreement between the NMF Trust, on behalf of the Corresponding Acquiring Fund, and NFA, and (c) prior to the consummation of the transactions described in this Agreement, the share of the Corresponding Acquiring Fund acquired by the initial shareholder will have been redeemed for $10.00.

7.5.	The NMF Trust, on behalf of the Corresponding Acquiring Fund, shall have entered into an expense limitation agreement with NFA consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement (the “Expense Limitation Agreement”).

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

With respect to each Reorganization, the respective obligations of the NMF Trust and an Acquiring Fund and the HighMark Trust and the Corresponding Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement shall have been approved by the shareholders of the Corresponding Acquired Fund in the manner required by the HighMark Trust’s Declaration of Trust, code of regulations and applicable law, and the parties shall have received reasonable evidence of such approval; provided, however, that each Reorganization shall be mutually exclusive to any other Reorganization contemplated by this Agreement, such that the failure of any Acquired Fund to obtain shareholder approval of this Agreement shall not have any impact on the Reorganization of any other Acquired Fund into the Corresponding Acquiring Fund.

8.2.	The conditions for the closing of the transaction between NFA and HCM pursuant to the Asset Purchase Agreement between HCM and NFA, dated as of April 2, 2013, shall have been satisfied or waived by the applicable party such that such transaction shall be consummated simultaneously with the Reorganization pursuant to this Agreement.

8.3.	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding instituted by anyone other than the HighMark Trust, the NMF Trust, HCM or its affiliates or NFA or its affiliates shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the HighMark Trust or the NMF Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Corresponding Acquired Fund.

8.5.	The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.	The post-effective amendment to the registration statement of the NMF Trust on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

8.7.

The HighMark Trust and the NMF Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware and Commonwealth of Massachusetts, the terms of this Agreement and in accordance with customary representations provided by the NMF Trust and the HighMark Trust in certificates delivered to Stradley Ronon, as to the Corresponding Acquired Fund and the Acquiring Fund:

(a)	The Reorganization as described in Section 1 hereof will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Corresponding Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	Under Sections 361 and 357(a) of the Code, the Corresponding Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Corresponding Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Corresponding Acquired Fund to its shareholders in liquidation.

(c)	Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund of all the liabilities of the Corresponding Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)	Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Corresponding Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as Corresponding Acquired Fund’s tax basis immediately prior to the transfer.

(e)	Under Section 1223(2) of the Code, the Acquiring Fund’s holding period of each asset of the Corresponding Acquired Fund transferred to the Acquiring Fund in the Reorganization will include the period during which such asset was held or treated for federal income tax purposes as held by the Corresponding Acquired Fund.

(f)	Under Section 354 of the Code, shareholders of the Corresponding Acquired Fund will not recognize gain or loss upon the exchange of their shares of the Corresponding Acquired Fund for Acquiring Fund Shares.

(g)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares a Corresponding Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Corresponding Acquired Fund exchanged therefor.

(h)	Under Section 1223(1) of the Code, the Corresponding Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the shareholder’s holding period for the shares of the Corresponding Acquired Fund exchanged therefor, provided that the shareholder held those Corresponding Acquired Fund shares as capital assets on the date of the exchange.

(i)	The Acquiring Fund will succeed to and take into account the items of the Corresponding Acquired Fund described in Section 381(c) of the Code.

The opinion will be based on certain factual certifications made by officers of the HighMark Trust and the NMF Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.	At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of trustees of the HighMark Trust and the board of trustees of the NMF Trust, if, in the judgment of the board of trustees of the HighMark Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Corresponding Acquired Fund, and, in the judgment of the board of trustees of the NMF Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES AND EXPENSES.

9.1.	Each of the HighMark Trust, on behalf of the Acquired Funds, and the NMF Trust, on behalf of the Acquiring Funds, represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission from it arising out of the transactions contemplated by this Agreement.

9.2.	NFA and HCM agree that none of the costs and expenses incurred in connection with the Reorganizations, whether or not the Reorganizations are consummated, will be borne by the HighMark Trust, the Acquired Funds, the NMF Trust or the Acquiring Funds and that such costs and expenses will be borne by NFA and HCM; except that in all cases, the party directly incurring such costs and expenses shall bear them if and to the extent that payment by NFA or HCM would result in the disqualification of an Acquiring Fund or an Acquired Fund as a regulated investment company. HCM shall be solely responsible for any costs or expenses incurred in connection with the termination, dissolution and complete liquidation of each Acquired Fund.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.	Each of the HighMark Trust, on behalf of the the Acquired Funds, and the NMF Trust, on behalf of the Acquiring Funds, agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2.	No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.3 hereof), and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Section 9.2.

11.	TERMINATION.

11.1.	This Agreement may be terminated by the mutual agreement of the HighMark Trust and the NMF Trust prior to the Closing Date.

11.2.	In addition, either of the HighMark Trust or the NMF Trust may at its option terminate this Agreement, with respect to a Reorganization at or prior to the Closing Date because:

(a)	Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met as of December 31, 2013;

(c)	Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)	The board of trustees of the HighMark Trust or the board of trustees of the NMF Trust has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with a Reorganization not in the best interests of an Acquired Fund’s shareholders or an Acquiring Fund’s shareholders.

11.3.	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.2, 10, 11.3, 13, 14 and 15 shall survive any termination of this Agreement.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the shares of the Corresponding Acquired Fund on the books of the Corresponding Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be jointly agreed upon in writing by the HighMark Trust and the NMF Trust (and, for purposes of amendments to Sections 3.2, 9.2 and 10.2, NFA and HCM).

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid certified mail, facsimile or overnight courier addressed to the HighMark Trust, the Acquired Funds or HCM at 350 California Street, San Francisco, CA 94104, facsimile number 1-213-236-6865 and to the NMF Trust, the Acquiring Funds or NFA at 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

15.	MISCELLANEOUS.

15.1.	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.	All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6.

The names “HighMark Funds” and “Trustees of HighMark Funds” refers respectively to the HighMark Trust created and the Trustees of the HighMark Trust, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the HighMark Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the HighMark Trust personally, but bind only the assets of the HighMark Trust and all persons dealing with any series of shares of the HighMark Trust must look solely to the assets of the HighMark Trust belonging to such series for the enforcement of any claims against the HighMark Trust.

15.7.	The HighMark Trust acknowledges and agrees that all obligations of the NMF Trust under this Agreement are binding only with respect to the Acquiring Funds; that any liability of the NMF Trust under this Agreement with respect to any Acquiring Fund, or in connection with the transactions contemplated herein with respect to an Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series (other than the Corresponding Acquiring Fund) of the NMF Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the HighMark Trust nor any Acquired Fund shall seek satisfaction of any such obligation or liability of an Acquiring Fund from the shareholders of the NMF Trust, the trustees, officers, employees or agents of the NMF Trust, or any of them.

16.	COOPERATION AND EXCHANGE OF INFORMATION

The HighMark Trust and the NMF Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of taxes requesting a closing agreement or similar relief from a taxing authority or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any Tax position. Each party or their respective agents will either retain for a period of six (6) years following the Closing or deliver to the other party or its respective agent all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Acquired Funds and Acquiring Funds for their taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

HIGHMARK FUNDS
On behalf of each Acquired Fund

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President

NATIONWIDE MUTUAL FUNDS
On behalf of each Acquiring Fund

By:	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: President

For purposes of Sections 3.2, 9.2 and 10.2 only:
NATIONWIDE FUND ADVISORS

By:	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: President & Chief Executive Officer

For purposes of Sections 3.2, 9.2 and 10.2 only:
HIGHMARK CAPITAL MANAGEMENT, INC.

By:	/s/ Dennis Mooradian
Name: Dennis Mooradian
Title: President & Chief Executive Officer

EXHIBIT A

Acquired Funds	Acquiring Funds
HighMark Geneva Mid Cap Growth Fund • Class A and Class B • Class C • Fiduciary	Nationwide Geneva Mid Cap Growth Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Geneva Small Cap Growth Fund • Class A • Class C • Fiduciary	Nationwide Geneva Small Cap Growth Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Value Fund • Class A and Class B • Class C • Fiduciary • Class U	Nationwide HighMark Value Fund • Class A • Class C • Institutional Service Class • Class U • Institutional Class[i]

HighMark International Opportunities Fund • Class A • Class C • Fiduciary • Class M	Nationwide Bailard International Equities Fund • Class A • Class C • Institutional Service Class • Class M • Institutional Class[i]

HighMark Short Term Bond Fund • Class A • Class C • Fiduciary	Nationwide HighMark Short Term Bond Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Cognitive Value Fund • Class A • Class C • Fiduciary • Class M	Nationwide Bailard Cognitive Value Fund • Class A • Class C • Institutional Service Class • Class M • Institutional Class[i]

HighMark Enhanced Growth Fund • Class A • Class C • Fiduciary • Class M	Nationwide Bailard Technology & Science Fund • Class A • Class C • Institutional Service Class • Class M • Institutional Class[i]

HighMark NYSE Arca Tech 100 Index Fund • Class A and Class B • Class C • Fiduciary	Nationwide Ziegler NYSE Arca Tech 100 Index Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

Acquired Funds	Acquiring Funds
HighMark Large Cap Core Equity Fund • Class A • Class C • Fiduciary	Nationwide HighMark Large Cap Core Equity Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Small Cap Core Fund • Class A • Class C • Fiduciary	Nationwide HighMark Small Cap Core Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Large Cap Growth Fund • Class A and Class B • Class C • Fiduciary	Nationwide HighMark Large Cap Growth Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Balanced Fund • Class A and Class B • Class C • Fiduciary	Nationwide HighMark Balanced Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Equity Income Fund • Class A and Class B • Class C • Fiduciary	Nationwide Ziegler Equity Income Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark CA Intermediate Tax Free Bond Fund • Class A • Class C • Fiduciary	Nationwide HighMark California Intermediate Tax Free Bond Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark National Intermediate Tax Free Bond Fund • Class A • Class C • Fiduciary	Nationwide HighMark National Intermediate Tax Free Bond Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Wisconsin Tax-Exempt Fund • Class A and Class B • Class C • Fiduciary	Nationwide Ziegler Wisconsin Tax Exempt Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

HighMark Bond Fund • Class A and Class B • Class C • Fiduciary	Nationwide HighMark Bond Fund • Class A • Class C • Institutional Service Class • Institutional Class[i]

[i]	The Institutional Class is not subject to the Reorganizations but will be a share class of the Acquiring Funds as of the Closing Date.

PART B

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2013

NATIONWIDE MUTUAL FUNDS

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

1-800-848-0920

www.nationwide.com/mutualfunds

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Bailard Technology & Science Fund

Nationwide HighMark Value Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard International Equities Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Small Cap Core Fund

Nationwide HighMark Large Cap Growth Fund

Nationwide HighMark Balanced Fund

Nationwide Ziegler Equity Income Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

This Statement of Additional Information (“SAI”) relates to the August 28, 2013 Special Joint Meeting of Shareholders of the below listed funds (each, a “Target Fund” and together, the “Target Funds”), of the HighMark Funds (the “HighMark Trust”) to approve a proposal to reorganize each Target Fund held by such shareholders into a newly-organized corresponding series and share classes of Nationwide Mutual Funds (the “NMF Trust”) (as detailed below) (each corresponding series, an “Acquiring Fund” and together, the “Acquiring Funds”). If the proposal is approved, Target Fund shareholders will be issued shares of the corresponding Acquiring Fund (“Acquiring Fund Shares”) as shown in the table below.

Target Funds	Acquiring Funds
HighMark Geneva Mid Cap Growth Fund	Nationwide Geneva Mid Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Geneva Small Cap Growth Fund	Nationwide Geneva Small Cap Growth Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class

Target Funds	Acquiring Funds
HighMark Enhanced Growth Fund	Nationwide Bailard Technology & Science Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M
HighMark Value Fund	Nationwide HighMark Value Fund
Class A and Class B Class C Fiduciary Class Class U	Class A Class C Institutional Service Class Class U
HighMark Cognitive Value Fund	Nationwide Bailard Cognitive Value Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M
HighMark International Opportunities Fund	Nationwide Bailard International Equities Fund
Class A Class C Fiduciary Class Class M	Class A Class C Institutional Service Class Class M
HighMark NYSE Arca Tech 100 Index Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Large Cap Core Equity Fund	Nationwide HighMark Large Cap Core Equity Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Small Cap Core Fund	Nationwide HighMark Small Cap Core Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Large Cap Growth Fund	Nationwide HighMark Large Cap Growth Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Balanced Fund	Nationwide HighMark Balanced Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Equity Income Fund	Nationwide Ziegler Equity Income Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Bond Fund	Nationwide HighMark Bond Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

2

Target Funds	Acquiring Funds
HighMark Short Term Bond Fund	Nationwide HighMark Short Term Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark California Intermediate Tax-Free Bond Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark National Intermediate Tax-Free Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Class A Class C Fiduciary Class	Class A Class C Institutional Service Class
HighMark Wisconsin Tax-Exempt Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Class A and Class B Class C Fiduciary Class	Class A Class C Institutional Service Class

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated June 28, 2013 (the “Proxy Statement/Prospectus”) of the Acquiring Funds of the NMF Trust, relating specifically to the Special Joint Meeting of Shareholders of Target Funds that will be held on August 28, 2013. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling the HighMark Trust toll free at 1-800-433-6884. You can also access this information at www.highmarkfunds.com.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The proposed Reorganizations will occur in accordance with the terms of the Agreement and Plan of Reorganization.

3

Table of Contents

Page
General Information	5
Incorporation of Documents by Reference into the SAI	5
Pro Forma Financial Information	5

4

General Information

This SAI relates to, with respect to each reorganization, (i) the transfer of substantially all of the assets, property and goodwill of a Target Fund to its corresponding Acquiring Fund, in exchange for shares of the designated classes of such corresponding Acquiring Fund; (ii) the assumption by such corresponding Acquiring Fund of all such Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of such corresponding Acquiring Fund to the shareholders of such Target Fund; and (iv) the termination, dissolution and complete liquidation of such Target Fund as soon as practicable after the closing. The reorganizations of the Target Funds into the Acquiring Funds is currently expected to occur in the third quarter of 2013, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of each Target Fund according to their interests in complete liquidation of the corresponding Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semiannual report to shareholders. This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated December 1, 2012, as supplemented and amended to date, with respect to the Target Funds (previously filed on EDGAR, Accession No. 0001193125-12-477394).

2.	The audited financial statements and related report of the independent registered public accounting firm included in the Target Funds’ Annual Report to Shareholders for the reporting period ended July 31, 2012 (previously filed on EDGAR, Accession No. 0001354488-12-005205). No other parts of the Annual Report are incorporated herein by reference.

3.	The financial statements included in the Targeted Funds’ Semi-Annual Report to Shareholders for the reporting period ended January 31, 2013 (previously filed on EDGAR, Accession No. 0001354488-13-001901. No other parts of the Semi-Annual Report are incorporated herein by reference.

4.	Statement of Additional Information dated June 17, 2013 with respect to the Acquiring Funds (previously filed on EDGAR, Accession No. 0001193125-13-274706).

Pro Forma Financial Information

Under the Agreement and Plan of Reorganization, each Target Fund is proposed to be reorganized into the Acquiring Fund listed directly opposite such Fund in the table above.

Pro forma financial information has not been prepared for the reorganization of each Target Fund into the corresponding Acquiring Fund because the Acquiring Funds are newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the Reorganizations and continue the operations of the Target Funds. The Target Funds will be the accounting survivors after the Reorganizations.

5

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61283-S06554
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Balanced Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Balanced Fund (the “Target Fund”) to the Nationwide HighMark Balanced Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61284-S06554

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Balanced Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Balanced Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61285-S06558
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Bond Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Bond Fund (the “Target Fund”) to the Nationwide HighMark Bond Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61286-S06558

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Bond Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Bond Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61287-S06560
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark California Intermediate Tax-Free Bond Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark California Intermediate Tax-Free Bond Fund (the “Target Fund”) to the Nationwide HighMark California Intermediate Tax-Free Bond Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61288-S06560

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark California Intermediate Tax-Free Bond Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark California Intermediate Tax-Free Bond Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61289-S06559
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Cognitive Value Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Cognitive Value Fund (the “Target Fund”) to the Nationwide Bailard Cognitive Value Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61290-S06559

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Cognitive Value Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Cognitive Value Fund,c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61291-S06561
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Enhanced Growth Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Enhanced Growth Fund (the “Target Fund”) to the Nationwide Bailard Technology & Science Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61292-S06561

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Enhanced Growth Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Enhanced Growth Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61297-S06562
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Equity Income Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Equity Income Fund (the “Target Fund”) to the Nationwide Ziegler Equity Income Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61298-S06562

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Equity Income Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Equity Income Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61293-S06563
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Geneva Mid Cap Growth Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Geneva Mid Cap Growth Fund (the “Target Fund”) to the Nationwide Geneva Mid Cap Growth Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61294-S06563

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Geneva Mid Cap Growth Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Geneva Mid Cap Growth Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61295-S06565
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark International Opportunities Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark International Opportunities Fund (the “Target Fund”) to the Nationwide Bailard International Equities Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61296-S06565

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark International Opportunities Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark International Opportunities Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61323-S06566
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Large Cap Core Equity Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Large Cap Core Equity Fund (the “Target Fund”) to the Nationwide HighMark Large Cap Core Equity Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61324-S06566

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Large Cap Core Equity Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Large Cap Core Equity Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61299-S06567
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Large Cap Growth Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Large Cap Growth Fund (the “Target Fund”) to the Nationwide HighMark Large Cap Growth Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61300-S06567

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Large Cap Growth Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Large Cap Growth Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61313-S06569
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark National Intermediate Tax-Free Bond Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark National Intermediate Tax-Free Bond Fund (the “Target Fund”) to the Nationwide of HighMark National Intermediate Tax-Free Bond Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61314-S06569

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark National Intermediate Tax-Free Bond Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark National Intermediate Tax-Free Bond Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61325-S06568
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark NYSE Arca Tech 100 Index Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark NYSE Arca Tech 100 Index Fund (the “Target Fund”) to the Nationwide Ziegler NYSE Arca Tech 100 Index Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61326-S06568

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark NYSE Arca Tech 100 Index Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark NYSE Arca Tech 100 Index Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61301-S06570

KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Short Term Bond Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Short Term Bond Fund (the “Target Fund”) to the Nationwide HighMark Short Term Bond Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61302-S06570

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Short Term Bond Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Short Term Bond Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61305-S06571
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Small Cap Core Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Small Cap Core Fund (the “Target Fund”) to the Nationwide HighMark Small Cap Core Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61306-S06571

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Small Cap Core Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Small Cap Core Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61303-S06564
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Geneva Small Cap Growth Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Geneva Small Cap Growth Fund (the “Target Fund”) to the Nationwide Geneva Small Cap Growth Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61304-S06564

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Geneva Small Cap Growth Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Geneva Small Cap Growth Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61309-S06572
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Value Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Value Fund (the “Target Fund”) to the Nationwide HighMark Value Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61310-S06572

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Value Fund, (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Value Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund a series of the Trust, with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Vote by Touch-Tone Phone, by Mail, or via the Internet!
	CALL:	To vote by phone call toll-free 1-800-690-6903 and follow the recorded instructions.
	LOG-ON:	Vote on the internet at www.proxyvote.com and follow the on-screen instructions.
	MAIL:	Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS

M61311-S06574
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

HighMark Wisconsin Tax-Exempt Fund

Vote on Proposal	For	Against	Abstain

1.        To approve an Agreement and Plan of Reorganization providing for: (i) the transfer of substantially all of the assets, property and goodwill of HighMark Wisconsin Tax-Exempt Fund (the “Target Fund”) to the Nationwide Ziegler Wisconsin Tax-Exempt Fund (the “Acquiring Fund”) of Nationwide Mutual Funds, a Delaware statutory trust, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of the Target Fund’s liabilities; (iii) the distribution of the shares of the designated classes of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

	☐	☐	☐

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy and, in the absence of specification will be treated as granting authority to vote FOR the proposal.

IMPORTANT: Please sign legibly and exactly as the name appears on this card. Please have joint owners each sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as a custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer’s office. If a partner, please sign in the partnership name.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners) (PLEASE SIGN WITHIN BOX)	Date

M61312-S06574

HighMark Funds

PROXY FOR A JOINT SPECIAL MEETING OF SHAREHOLDERS ON AUGUST 28, 2013

This proxy is solicited by the Board of Trustees of HighMark Funds (the “Trust”) for use at a joint special meeting (the “Special Meeting”) of shareholders of HighMark Wisconsin Tax-Exempt Fund (the “Fund”) to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 on August 28, 2013 at 1:00 p.m., Pacific Time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING TO BE HELD ON AUGUST 28, 2013: THE COMBINED PROXY STATEMENT/PROSPECTUS IS AVAILABLE AT WWW.PROXYVOTE.COM.

You may obtain a copy of the related Combined Proxy Statement/Prospectus (the “Combined Proxy Statement/Prospectus”), the accompanying Notice of Special Meeting, and the form of proxy card without charge by visiting www.proxyvote.com. You may obtain a copy of the Fund’s most recent shareholder report(s) without charge from HighMark Wisconsin Tax-Exempt Fund, c/o HighMark Funds Administration, 350 California Street, Suite 1600, San Francisco, CA 94104 or by calling 1-800-433-6884 or by downloading from www.HighMarkFunds.com.

The undersigned hereby appoints Pamela O’Donnell, Anna Chim and Jack Chan, and each of them separately, as proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the above listed fund (the “Target Fund”) a series of (the Trust), with respect to which the undersigned is entitled to vote at the Special Meeting and at any and all postponements or adjournments thereof, of HighMark Funds to be held at the offices of HighMark Capital Management, Inc., 350 California Street, Suite 1600, San Francisco, CA 94104 at 1:00 p.m., Pacific Time on August 28, 2013, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting and of the accompanying Combined Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such Meeting.

This proxy will be voted as instructed. If no specification is made for a proposal on a duly executed proxy, the proxy will be voted “FOR” the proposal. The proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting.

*** IF VOTING BY MAIL, PLEASE MARK, SIGN, DATE AND RETURN THE PROXY CARD ***

PART C

OTHER INFORMATION

Item 15.	Indemnification. Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 16(13)(e) below.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant now in effect;

(a)	Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the “Amended Declaration”), of Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(i)	Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Destination 2055 Fund, previously filed as Exhibit EX-28.a.1 with the Trust’s registration statement on September 15, 2010, is hereby incorporated by reference.

(ii)	Amending Resolutions dated June 15, 2011, to the Amended Declaration, pertaining to the Nationwide Small Company Growth Fund previously filed as Exhibit EX-28.a.2 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(iii)	Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Alternatives Allocation Fund, previously filed as Exhibit EX-28.a.3 with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(iv)	Amending Resolutions dated March 9, 2012, to the Amended Declaration, pertaining to the Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, previously filed as Exhibit EX-28.a.4 with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(v)	Amending Resolutions dated June 13, 2012 to the Amended Declaration, pertaining to the Nationwide Inflation-Protected Securities Fund, previously filed as Exhibit EX-28.a.5 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(vi)	Amending Resolutions dated September 6, 2012, to the Amended Declaration, pertaining to the Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Equity Fund, previously filed as Exhibit EX-28.a.6 with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(vii)	Amending Resolutions dated March 28, 2013, to the Amended Declaration, pertaining to the Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Value Fund, Nationwide Bailard International Equities Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide Ziegler Equity Income Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide HighMark Bond Fund, filed as Exhibit EX-28.a.7 with the Trust registration statement in June 17, 2013, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Bailard Technology & Science Fund, Nationwide HighMark Value Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide Ziegler Equity Income Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund; and HighMark Funds, on behalf of HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Enhanced Growth Fund, HighMark Value Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, HighMark NYSE Arca Tech 100 Index Fund, HighMark Large Cap Core Equity Fund,

HighMark Small Cap Core Fund, HighMark Large Cap Growth Fund, HighMark Balanced Fund, HighMark Equity Income Fund, HighMark Bond Fund, HighMark Short Term Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund and HighMark Wisconsin Tax-Exempt Fund (“Agreement and Plan of Reorganization”), is filed as Appendix A to the Combined Proxy Statement/Prospectus and is incorporated herein by reference.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-99.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)	Exhibit A, amended December 14, 2012, to the Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(ii)	Form of Exhibit A, amended , 2013, to the Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.1.b with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(b)	Investment Advisory Agreement dated August 28, 2007 pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(i)	Exhibit A to the Investment Advisory Agreement, dated August 28, 2007 and amended January 1, 2012, pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.c with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(c)	Subadvisory Agreements

(i)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)

Exhibit A to the Amended Subadvisory Agreement, effective May 1, 2007, as amended June 16, 2010 and as further amended February 1, 2012, among the Trust, Nationwide Fund Advisors and BlackRock Investment

Management, LLC previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, effective December 19, 2007, for the Nationwide U.S. Small Cap Value Fund, previously filed as Exhibit EX-23.d.3.i with the Trust’s registration statement on December 28, 2007, is hereby incorporated by reference.

(iii)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, for the Nationwide Bond Fund, and Nationwide Government Bond Fund, previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended September 17, 2012, among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, previously filed as Exhibit EX-28.d.3.f.1 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(iv)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, for the Nationwide Money Market Fund previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, amended December 2, 2009, previously filed as Exhibit EX-28.d.3.i.1 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(v)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Turner Investment Partners, L.P., for Nationwide Growth Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on November 22, 2010, is hereby incorporated by reference.

(vi)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, Inc. effective March 22, 2011, for the Nationwide Alternatives Allocation Fund, previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(vii)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Brown Capital Management, LLC effective August 26, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.d.3.j, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(viii)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc. effective July 19, 2011, for the Nationwide International Value Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)

Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., effective July 19, 2011, amended November 19, 2012, previously filed as

Exhibit EX-28.d.3.k.1 with the Trust’s registration statement on December 6, 2012, is hereby incorporated by reference.

(viii)	Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Thompson, Siegel & Walmsley LLC, effective April 22, 2013, for the Nationwide Core Plus Bond Fund, previously filed as Exhibit EX-16.6.c.xii with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(ix)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and HighMark Capital Management, Inc., effective April 1, 2013, for the Nationwide HighMark Value Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Small Cap Core Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark Balanced Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund and Nationwide HighMark National Intermediate Tax Free Fund, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on June 17, 2013, is hereby incorporated by reference.

(x)	Form of Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective , for the Nationwide Bailard Technology & Science Fund, Nationwide Bailard Cognitive Value Fund and Nationwide Bailard International Equities Fund, previously filed as Exhibit EX-28.d.3.n with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(xi)	Form of Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management Ltd., effective , for the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund, previously filed as Exhibit EX-28.d.3.o. with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(xii)	Form of Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ziegler Lotsoff Capital Management, LLC, effective , for the Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide Ziegler Equity Income Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, previously filed as Exhibit EX-28.d.3.p with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Underwriting Agreement dated May 1, 2007, amended as of February 28, 2008, between the Trust and Nationwide Fund Distributors LLC (“NFD”), previously filed as Exhibit EX-23.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December 14, 2012, between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(ii)	Form of Schedule A to the Underwriting Agreement dated May 1, 2007, as amended , 2013, between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.b with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(b)	Model Dealer Agreement, effective January 2008, previously filed as Exhibit EX-23.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Custody Agreement dated April 4, 2003, Fund List, amended as of February 28, 2008, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(i)	Amendment to the Custody Agreement dated April 4, 2003, amended December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)	Fund List to the Global Custody Agreement dated May 1, 2007, amended December 14, 2012, for certain series of the Trust, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.b with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(iii)	Amendment to the Custody Agreement dated April 4, 2003, amended March 8, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(iv)	Form of Fund List to the Global Custody Agreement dated May 1, 2007, amended , 2013 for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(b)	Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(c)	Cash Trade Execution Rider dated April 4, 2003, previously filed as Exhibit EX-99.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(d)	Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Distribution Plan under Rule 12b-1, effective May 1, 2007, amended December 14, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.m.1 with the

Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(b)	Form of Distribution Plan under Rule 12b-1, effective May 1, 2007, amended , 2013, for certain series of the Trust, previously filed as Exhibit EX-28.m.1 with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(c)	Rule 18f-3 Plan, effective March 2, 2009, amended December 14, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.n.1 with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(d)	Form of Rule 18f-3 Plan, effective March 2, 2009, amended , 2013, for certain series of the Trust, previously filed as Exhibit EX-28.n.2 with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Legal Opinion relating to certain series of the Registrant previously filed as Exhibit EX-16.11.a with the Trust registration statement on May 17, 2013, is hereby incorporate by reference.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Joint Fund Administration and Transfer Agency Agreement, effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)	Administrative Services Plan effective May 1, 2007, amended December 15, 2011, previously filed as Exhibit EX-28.h.2 with the Trust’s Registration Statement on December 12, 2011 is hereby incorporated by reference.

(i)	Form of Servicing Agreement to Administrative Services Plan (“Servicing Agreement”), effective January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

(ii)	Administrative Services Plan effective May 1, 2007, amended December 14, 2012, previously filed as Exhibit EX-28.h.2.b with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(iii)	Form of Administrative Services Plan effective May 1, 2007, amended , 2013, previously filed as Exhibit EX-28.h.2.c with the Trust’s registration statement on April 3, 2013, is hereby incorporated by reference.

(c)	Form of Operational Servicing Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(d)	Expense Limitation Agreement between the Trust and Nationwide Fund Advisors relating to the Nationwide Money Market Fund, Nationwide Short Duration Bond Fund, Nationwide Enhanced Income Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Nationwide Bond Fund, Nationwide Growth Fund and each of the Nationwide Investor Destinations Funds effective May 1, 2007, and amended as of January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(i)	Exhibit A, effective May 1, 2007, amended December 14, 2012, to the Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.h.4.a with the Trust’s registration statement on December 14, 2012, is hereby incorporated by reference.

(ii)	Form of Exhibit A, effective May 1, 2007, amended , 2013, to the Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust previously filed as Exhibit EX-28.h.4.b with the Trust’s registration statement on April 3, 2013 is hereby incorporated by reference.

(e)	Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers, previously filed as Exhibit EX-99.h.10 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference. Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

(f)	Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust (“OBT”) and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-99.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(g)	Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective as of May 1, 2011, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(h)	Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Fund, effective as of May 1, 2011, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(i)	Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Growth Fund, effective as of July 1, 2011, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(j)	Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Government Bond Fund, effective as of May 1, 2013,

previously filed as Exhibit EX-16.13.j with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(k)	Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Fund, effective as of June 17, 2013, previously files as Exhibit EX-28.h.11 with the Trust’s registration statement on June 17, 2013, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm of Target Funds is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney previously filed as Exhibit EX-16.16.a. with the Trust registration statement on May 17, 2013, is hereby incorporated by reference.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively) dated December 3, 2008, previously filed as Exhibit EX-23.p.1 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(b)	Code of Ethics for Nationwide Fund Advisors dated May 18, 2007, amended June 30, 2011, previously filed as Exhibit EX-23.p.2 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(c)	Advisory Employee Investment Transaction Policy for BlackRock Investment Management, LLC, dated January 15, 2009, previously filed as Exhibit EX-23.p.4 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(d)	Code of Ethics for Dimensional Fund Advisors LP dated January 1, 2011, previously filed as Exhibit EX-23.p.6 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(e)	Code of Ethics for Nationwide Fund Distributors LLC dated May 18, 2007, previously filed as Exhibit EX-23.p.11 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(f)	Code of Ethics for Federated Investment Management Company dated December 6, 2010, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(g)	Code of Ethics for Turner Investment Partners, L.P. dated February 26, 2010, previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(h)	Code of Ethics, dated January 23, 2007, for Goldman Sachs Asset Management, previously filed as Exhibit EX-28.p.13 with the Trust’s registration statement on February 22, 2011, is hereby incorporated by reference.

(i)	Code of Ethics, revised June 6, 2011, for Brown Capital Management, LLC, previously filed as Exhibit EX-28.p.12, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(j)	Code of Ethics, dated June 30, 2011, for UBS Global Asset Management (Americas) Inc., previously filed as Exhibit EX-28.p.13, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(k)	Code of Ethics, amended December 2011, for Thompson, Siegel & Walmsley LLC, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on September 14, 2012, is hereby incorporated by reference.

(l)	Code of Ethics for HighMark Capital Management, Inc., previously filed as Exhibit EX-16.17.o with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(m)	Code of Ethics for Bailard, Inc., previously filed as Exhibit EX-16.17.p with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(n)	Code of Ethics for Geneva Capital Management Ltd. is previously filed as Exhibit EX-16.17.q with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(o)	Code of Ethics for Ziegler Lotsoff Capital Management, LLC, previously filed as Exhibit EX-16.17.r with the Trust’s registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the Township of Upper Merion and the Commonwealth of Pennsylvania on the 28th day of June, 2013. The Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933.

NATIONWIDE MUTUAL FUNDS

By:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact

EXHIBIT LIST

Description	Exhibit No.
Consent of Independent Registered Public Accounting Firm of Target Funds	EX-16.14.a